UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06110

Western Asset Funds, Inc.

Name of Registrant:

385 East Colorado Boulevard, Pasadena, CA	91101
Address of Principal Executive Offices:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2009

Item 1.	Report to Shareholders

Investment Commentary and Semi-Annual Report to Shareholders

June 30, 2009

Western Asset Funds, Inc.

Western Asset Absolute Return Portfolio

Western Asset High Yield Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Limited Duration Bond Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

For more information, visit us on the web

at www.westernassetfunds.com.

Investment Commentary

Western Asset Funds, Inc.

For the Six Months Ended June 30, 2009

Financial Market Overview

To a great extent, the financial markets in 2008 were characterized by periods of extreme volatility, illiquidity, frozen credit conditions and heightened risk aversion. Collectively, this caused investors to flock to the safety of short-term Treasuries, driving their yields lower and their prices higher. In contrast, non-Treasuries generally performed poorly, with their spreads moving, in some cases, to historically wide levels.

The market then largely stabilized during the six-month reporting period ended June 30, 2009. A return to more normal market conditions was due, in part, to the aggressive actions taken by the Federal Reserve Board (“Fed”)A, the U.S. Department of the Treasury and other government agencies. Looking back, in 2008 the Fed took several actions to improve liquidity in the credit markets. In March 2008, it established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as the Lehman Brothers bankruptcy and mounting troubles at other financial firms roiled the markets. Toward the end of the year, the Fed took additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”).

In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

After reducing the federal funds rateB from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. The Treasury also announced its intentions to conduct “stress tests” for major banks to determine if they needed to bolster their capital levels. The results of the stress tests were released in May, and were not as dire as initially feared.

Economic Review

Even though conditions in the financial markets improved during the first half of 2009, the U.S. economy continued to face numerous headwinds. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)C contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

While economic news was largely bleak during the first quarter of 2009, there were some indications that things were becoming “less negative” during the second quarter. While the unemployment rate continued to move higher, the number of jobs lost on a monthly basis subsided from the pace earlier in the year. Another strain on the economy, the long-ailing housing market, may also be getting closer to reaching a bottom. After plunging late last year, new single-family home starts have been fairly stable in recent months. In addition, while home prices continued to fall, the pace of the decline has moderated. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace than during the first quarter of the year and inventory levels were drawn down.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Market Review

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the reporting period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the period at 1.11% and 3.53%.

Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate IndexD returned 1.90%.

Looking Ahead

Despite the market turmoil in 2009, we maintained our investment discipline and remained committed to our investments in the spread sectors. This patience was rewarded, as these securities significantly outperformed U.S. Treasuries during the reporting period.

Looking ahead, there continues to be uncertainties surrounding the economy. As such, we could experience periods of increased market volatility as investors seek to interpret incoming economic data. In such an environment, we believe it is extremely important to have a long-term perspective for your investment portfolio and remain focused on your ultimate financial goals.

Western Asset Management Company

July 31, 2009

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

The views expressed in this and subsequent commentaries reflect those solely of Western Asset Management Company (“Western Asset”) as of the date of the commentary and may differ from those of Legg Mason, Inc. or its affiliates. Any such views are subject to change at any time based on market or other conditions, and Western Asset and Legg Mason Investor Services, LLC disclaim any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. Forecasts are inherently limited and should not be relied upon as an indication of actual or future performance. Because investment decisions for the Western Asset Funds are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of any Western Asset or Legg Mason Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by Western Asset or Legg Mason Investor Services, LLC as to its accuracy or completeness.

Please note that an investor cannot invest directly in an index.

A

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

B

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

C	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
D

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Performance Information

Western Asset Absolute Return Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

	Six Months	One Year	Since Inception
Western Asset Absolute Return Portfolio:
Institutional Class	+14.85%	-0.75%	+2.11%
Financial Intermediary Class	+14.67%	-0.87%	+1.14%
Institutional Select Class	+14.76%	N/A	+1.34%
Barclays Capital U.S. Aggregate IndexA	+1.90%	+6.05%	+6.51%
Merrill Lynch Constant Maturity 3-Month LIBOR IndexB	+0.73%	+2.53%	+4.32%
Lipper Flexible Income Funds Category AverageC	+12.93%	-3.55%	-0.61%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional, Financial Intermediary and Institutional Select Classes are July 6, 2006, September 6, 2006 and August 4, 2008, respectively. Index inception returns are for periods beginning July 6, 2006. The Lipper inception return is for the period beginning June 30, 2006. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional, Financial Intermediary and Institutional Select Classes were 0.83%, 1.38% and 0.85%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of contractual expense limitations, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.80% for Institutional Class shares, 1.05% for Financial Intermediary Class shares and 0.80% for Institutional Select Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Absolute Return Portfolio returned 14.85%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Merrill Lynch Constant Maturity 3-Month LIBOR Index, returned 1.90% and 0.73%, respectively, over the same time frame. The Lipper Flexible Income Funds Category Average returned 12.93% for the same period.

Following the financial crisis in 2008, conditions in the fixed-income markets improved and investor risk aversion abated, leading to impressive results in the spread sectors (non-Treasuries) during the reporting period. The largest contributor to the Fund’s performance was its exposure to investment grade and high-yield bonds. In particular, its holdings in the Energy, Financials and Health Care sectors were rewarded. Also significantly enhancing the Fund’s results was its exposure to bank loans. An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”)D modestly contributed to performance as well. Somewhat detracting from these positive results was the Fund’s exposure to Kazakhstan—in particular Turanalem Finance—as it generated a slightly negative total return during the reporting period.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

v

Investment Commentary

The Fund employed U.S. Treasury and Eurodollar futures and options, as well as interest rate swaps/swaptions and credit default swaps/swaptions during the reporting period. We also used currency forward contracts. Treasury futures and interest rate swaps/swaptions were used to hedge durationE in the intermediate and long parts of the yield curveF. Eurodollar futures and options and interest rate swaps/swaptions helped to manage interest rate risk at the front end of the yield curve. Credit default swaps were used to increase the portfolio’s exposure to the credit and non-agency mortgage-backed sectors, as well as to hedge our exposure to some of the portfolio’s existing credit issuers. Currency forward contracts were used to hedge currency risk within the portfolio. The strategies we used for interest rate management enhanced the Fund’s results. Our credit default swaps used to adjust credit and non-agency exposure were also beneficial to performance. In contrast, our use of currency forward contracts to hedge exposure detracted from performance.

There were several adjustments made to the Fund’s portfolio over the six-month period. We slightly reduced our agency mortgage-backed securities exposure in favor of taking a larger concentration of exposure to investment grade and high-yield securities, as well as bank loans. This positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

Portfolio holdings and breakdowns are as of June 30, 2009 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 8 through 27 of the Fund’s Semi-Annual Report to Shareholders for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: Corporate Bonds and Notes (39.8%), U.S. Government Agency Mortgage-Backed Securities (17.5%), Mortgage-Backed Securities (12.1%), Repurchase Agreements (11.0%) and Loan Participations and Assignments (10.3%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield securities include greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

B

The Merrill Lynch Constant Maturity 3-Month LIBOR Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index therefore will always have a constant maturity equal to exactly three months.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Flexible Income Funds Category Average is comprised of the Fund’s peer group of mutual funds.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

F	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset High Yield Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Six Months	One Year	Five Years	Since Inception
Western Asset High Yield Portfolio:
Institutional Class	+26.86%	-10.16%	+2.45%	+4.86%
Institutional Select Class	+26.88%	N/A	N/A	-7.59%
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap IndexA	+30.92%	-1.91%	+4.36%	+7.13%
Lipper High Current Yield Funds Category AverageB	+22.47%	-7.67%	+2.41%	+5.14%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional and Institutional Select Classes are September 28, 2001 and August 4, 2008, respectively. The Index inception return is for the period beginning September 28, 2001. The Lipper inception return is for the period beginning September 30, 2001. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional and Institutional Select Classes were 0.60% and 0.60%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset High Yield Portfolio returned 26.86%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (the “Index”), returned 30.92% over the same time frame. The Lipper High Current Yield Funds Category Average returned 22.47% for the same period.

There was a dramatic shift in investor sentiment during the six-month reporting period ended June 30, 2009. This, in turn, had a major impact on the performance of the high-yield bond market and the Fund. During the first half of the reporting period, there were periods of heightened risk aversion. This caused better-quality high-yield bonds to outperform their lower-quality counterparts. Investor sentiment then improved greatly during the second half of the period as the financial markets began to stabilize and the economy appeared closer to bottoming.

To a great extent, the Fund’s underperformance versus the Index was due to its exposure to the Financials sector. This portion of the Index returned 55% during the reporting period, and the Fund’s underweight position (4.75% versus 12% in the Index) was a drag on its relative results. However, the Fund had a larger Financials exposure than that of its Lipper peer group, which helped it to surpass the performance of the peer group during the reporting period. Also negatively impacting the Fund’s relative performance versus the Index was its underweights to the Consumer Cyclicals, Information Technology and Wireless sectors.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Overall, the Fund benefited from its aggressive positioning, as it held an overweight exposure to CCC-rated securities, which returned 48.5%, and an underweight to BB-rated bonds, which returned 25.36%, during the reporting period.1 From a sector positioning perspective, the Fund’s overweights to the Transportation, Media—Non-Cable and Energy sectors enhanced its performance.

The Fund employed credit default swaps during the reporting period to increase its exposure to the corporate bond sector. Overall, the use of these derivatives marginally detracted from performance.

Western Asset Management Company

July 21, 2009

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: Corporate Bonds and Notes (79.5%), Yankee Bonds (13.2%), Loan Participations and Assignments (3.3%), Preferred Stocks (0.8%) and Mortgage-Backed Securities (0.0%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities include greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

[1]	Returns cited represent respective position and/or sector return within the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index.
A

The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper High Current Yield Funds Category Average is comprised of the Fund’s peer group of mutual funds.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset Inflation Indexed Plus Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Six Months	One Year	Five Years	Since Inception
Western Asset Inflation Indexed Plus Bond Portfolio:
Institutional Class	+6.34%	-1.61%	+4.72%	+6.27%
Financial Intermediary Class	+6.19%	-1.85%	N/A	+5.38%
Institutional Select Class	+6.25%	N/A	N/A	+5.14%
Barclays Capital U.S. TIPS IndexA	+6.21%	-1.11%	+4.94%	+6.57%
Lipper Treasury Inflation Protected Funds Category AverageB	+5.13%	-3.19%	+4.31%	+5.67%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional, Financial Intermediary and Institutional Select Classes are March 1, 2001, June 28, 2007 and December 18, 2008, respectively. The Index inception return is for the period beginning March 1, 2001. The Lipper inception return is for the period beginning February 28, 2001. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional, Financial Intermediary and Institutional Select Classes were 0.27%, 0.77% and 0.38%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of contractual expense limitations, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.25% for Institutional Select Class shares and 0.75% for Financial Intermediary Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Inflation Indexed Plus Bond Portfolio returned 6.34%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. TIPS Index (the “Index”), returned 6.21% over the same time frame. The Lipper Treasury Inflation Protected Funds Category Average returned 5.13% for the same period.

During the six-month reporting period ended June 30, 2009, there was a significant shift in terms of inflation expectations. Given the extremely weak economy, investors were initially concerned about the prospects for deflation. However, as the reporting period progressed, this was replaced with fears of future inflation. This change was triggered by signs that the economy may be bottoming and the massive amount of new Treasury security issuance needed to fund the government’s economic stimulus program.

The largest contributor to the Fund’s relative performance was its out-of-Index spread sector (non-Treasury) exposure. The Fund maintained a small allocation to investment grade bonds during the reporting period. This allocation, especially holdings in the Financials sector, was beneficial to results. A small weighting in non-agency mortgage-backed securities was also a positive contributor to performance.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

The Fund employed U.S. Treasury and Eurodollar futures, as well as interest rate swaps and credit default swaps during the reporting period. With the exception of credit default swaps, these strategies were used to manage the portfolio’s durationC and yield curveD exposure. More specifically, they were used to keep the portfolio’s duration neutral to slightly long versus that of its benchmark, and to implement a yield curve strategy that emphasized both the front end (less than one year maturities) and the long end (10+ year maturities) of the curve. Credit default swaps were used to increase the portfolio’s exposure to the investment grade and high-yield corporate bond sectors. Overall, these strategies were beneficial to the Fund’s performance during the reporting period.

There were several adjustments made to the Fund’s portfolio over the reporting period. Early in the period, we eliminated the Fund’s agency mortgage-backed securities position and utilized the proceeds to invest in shorter-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”)E. This positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: U.S. Government and Agency Obligations (94.1%), Corporate Bonds and Notes (2.2%), Foreign Government Obligations (2.2%), Repurchase Agreements (1.4%) and Preferred Stocks (0.2%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities include greater price volatility, illiquidity, and possibility of default. The Fund may be subject to interest rate, income and deflation risks. Changes in inflation will cause the Fund’s income to fluctuate. Periods of deflation may adversely affect the Fund. Potential active and frequent trading may result in higher transaction costs and increased investor liability. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A	The Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.
B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Treasury Inflation Protected Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

D	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
E

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

x

Investment Commentary

Western Asset Intermediate Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years	Since Inception
Western Asset Intermediate Bond Portfolio:
Institutional Class	+8.66%	+3.95%	+4.07%	+5.66%	+6.16%
Institutional Select Class	+8.68%	N/A	N/A	N/A	+8.23%
Barclays Capital Intermediate U.S. Government/Credit IndexA	+1.62%	+5.27%	+4.57%	+5.66%	+6.11%
Lipper Short-Intermediate Investment Grade Debt Funds Category AverageB	+5.95%	+2.87%	+3.08%	+4.51%	+5.05%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional and Institutional Select Classes are July 1, 1994 and October 3, 2008, respectively. The Index inception return is for the period beginning July 1, 1994. The Lipper inception return is for the period beginning June 30, 1994. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional and Institutional Select Classes were 0.47% and 0.51%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.45% for Institutional Select Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Intermediate Bond Portfolio returned 8.66%. The Fund’s unmanaged benchmark, the Barclays Capital Intermediate U.S. Government/Credit Index, returned 1.62% over the same time frame. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average returned 5.95% for the same period.

Improving market conditions and strong performance in the spread sectors (non-Treasuries) helped the Fund to significantly outperform its benchmark during the reporting period. The largest contributor to the Fund’s performance was its exposure to investment grade bonds. In particular, the Fund’s holdings in the Financials sector were rewarded. The Fund’s high-yield allocation was beneficial as well, especially its securities in the Communications subsector. Also enhancing the Fund’s performance was its exposure to agency and non-agency mortgage-backed securities. An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”)C contributed to performance as well, albeit to a lesser extent. Somewhat offsetting these strong results was the Fund’s yield curveD positioning. In particular, its exposure to the intermediate to long portions of the curve marginally detracted from results.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

The Fund employed U.S. Treasury and Eurodollar futures and options, as well as interest rate swaps and credit default swaps during the reporting period. With the exception of credit default swaps, these strategies were used to manage the portfolio’s durationE and yield curve exposure. Credit default swaps were used to increase the portfolio’s exposure to the investment grade sector. Overall, these strategies contributed positively to the Fund’s performance.

During the reporting period, there were a number of adjustments made to the Fund’s portfolio. We increased the Fund’s exposure to Treasuries and investment grade bonds, while reducing its allocation to agency mortgage-backed securities. Overall, these changes positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: Corporate Bonds and Notes (45.3%), U.S. Government and Agency Obligations (22.5%), Yankee Bonds (11.8%), U.S. Government Agency Mortgage-Backed Securities (7.5%) and Mortgage-Backed Securities (6.5%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including social, economic and political uncertainties, which could increase volatility. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

D	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset Intermediate Plus Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

Average Annual Total Returns
	Six Months	One Year	Five Years	Since Inception
Western Asset Intermediate Plus Bond Portfolio:
Institutional Class	+9.71%	+4.65%	+4.02%	+3.40%
Institutional Select Class	+9.74%	N/A	N/A	+14.49%
Barclays Capital Intermediate U.S. Government/Credit IndexA	+1.62%	+5.27%	+4.57%	+3.89%
Lipper Short-Intermediate Investment Grade Debt Funds Category AverageB	+5.95%	+2.87%	+3.08%	+2.52%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional and Institutional Select Classes are April 1, 2004 and November 10, 2008, respectively. The Index inception return is for the period beginning April 1, 2004. The Lipper inception return is for the period beginning March 31, 2004. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional and Institutional Select Classes were 0.68% and 0.86%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.45% for Institutional Select Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Intermediate Plus Bond Portfolio returned 9.71%. The Fund’s unmanaged benchmark, the Barclays Capital Intermediate U.S. Government/Credit Index, returned 1.62% over the same time frame. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average returned 5.95% for the same period.

While 2008 was largely characterized as being highly volatile, with several investor “flights to quality” due to the escalating financial crisis, conditions in the fixed-income markets largely stabilized over the first half of 2009. During this time, investor risk aversion declined, helping the spread sectors (non-Treasuries) to generate strong results. Given this environment, the Fund significantly outperformed its benchmark.

The largest contributors to the Fund’s performance were its exposures to investment grade and high-yield bonds. In particular, the Fund’s holdings in the Industrials and Financials sectors were rewarded as their spreads significantly narrowed during the reporting period. Also enhancing the Fund’s performance was its exposure to non-agency mortgage-backed securities. Somewhat offsetting these strong results was the Fund’s longer durationC than that of its benchmark, as yields rose over the period. The Fund’s exposure to the intermediate portion of the yield curveD was also a modest detractor, as was its holding of agency bonds.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

During the reporting period, the Fund employed U.S. Treasury, Eurodollar and Euro-Bund futures and options, swaptions as well as credit default swaps and interest rate swaps. The Treasury, Eurodollar and Euro-Bund futures and the Treasury and Eurodollar options were used to adjust the portfolio’s interest rate risk and to manage its yield curve exposure. In particular, they were utilized to extend duration to be longer than that of the benchmark and to move out further on the yield curve starting in January 2009. The credit default swap positions were used to increase exposure to the investment grade and high-yield corporate bond sectors and to hedge our exposure to some of the portfolio’s existing corporate bond issuers. The overall effect of these derivative instruments was positive for performance during the reporting period. The use of credit default swaps was the largest contributor to results as the credit market rallied after investors’ risk aversion subsided. In contrast, the use of futures and options slightly detracted from performance as longer-term yields rose. Elsewhere, our interest rate swaps and swaptions did not meaningfully impact the Fund’s performance.

During the reporting period, there were a number of adjustments made to the Fund’s portfolio. We reduced the Fund’s exposure to agency mortgage-backed securities and cash, and increased its allocation to investment grade bonds. Overall, these changes positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: Corporate Bonds and Notes (45.6%), U.S. Government and Agency Obligations (18.5%), Yankee Bonds (11.4%), Short-Term Investments (9.3%) and U.S. Government Agency Mortgage-Backed Securities (6.7%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Risks of high-yield securities include greater price volatility, illiquidity, and possibility of default. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

D	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset Limited Duration Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Six Months	One Year	Five Years	Since Inception
Western Asset Limited Duration Bond Portfolio:
Institutional Class	+8.31%	-1.15%	+0.72%	+0.76%
Institutional Select Class	+8.33%	N/A	N/A	+7.29%
Merrill Lynch 1-3 Year Treasury IndexA	-0.02%	+4.39	+4.07%	+3.54%
Lipper Short-Intermediate Investment Grade Debt Funds Category AverageB	+5.95%	+2.87%	+3.08%	+2.66%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional and Institutional Select Classes are October 1, 2003 and October 29, 2008, respectively. The Index inception return is for the period beginning October 1, 2003. The Lipper inception return is for the period beginning September 30, 2003. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional and Institutional Select Classes were 0.63% and 0.72%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.40% for Institutional Select Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Limited Duration Bond Portfolio returned 8.31%. The Fund’s unmanaged benchmark, the Merrill Lynch 1-3 Year Treasury Index, returned -0.02% over the same time frame. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average returned 5.95% for the same period.

A return to more normal market conditions and strong performance in the spread sectors (non-Treasuries) helped the Fund to significantly outperform its benchmark during the reporting period. The largest contributor to the Fund’s performance was its exposure to investment grade bonds. In particular, the Fund’s holdings in the Financials sector were rewarded. The Fund’s high-yield allocation was beneficial as well. Also enhancing the Fund’s performance was its exposure to agency and non-agency mortgage-backed securities. Allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”)C and asset-backed securities contributed to performance as well. Somewhat offsetting these strong results was the Fund’s long durationD position, as interest rates rose during the reporting period.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

The Fund employed U.S. Treasury and Eurodollar futures and options, as well as interest rate swaps and credit default swaps during the reporting period. With the exception of the credit default swaps, these strategies were used to manage the portfolio’s duration and yield curveE exposure. Treasury futures and options along with interest rate swaps were used to hedge duration in the intermediate part of the yield curve, while Eurodollar futures and options helped to manage interest rate risk at the front end of the yield curve. Credit default swaps were used to increase the portfolio’s exposure to the credit and non-agency mortgage-backed sectors. The strategies we used for interest rate management had a slightly negative impact on performance, whereas our use of credit default swaps positively contributed to the Fund’s performance.

There were several adjustments made to the Fund’s portfolio over the six-month period. We decreased our allocation to agency mortgage-backed securities and redeployed those assets into corporate securities. This positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: Corporate Bonds and Notes (28.3%), Yankee Bonds (17.3%), Asset-Backed Securities (14.0%), U.S. Government Agency Mortgage-Backed Securities (11.3%) and U.S. Government and Agency Obligations (10.0%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including social, economic and political uncertainties, which could increase volatility. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Diversification does not assure a profit or protect against market loss. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

D

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

E	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset Non-U.S. Opportunity Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years
Western Asset Non-U.S. Opportunity Bond Portfolio
Institutional Class	-0.62%	+5.77%	+4.86%	+6.37%
Citigroup World Government Ex-U.S. Index (Hedged)A	+0.21%	+8.54%	+5.28%	+5.29%
Lipper International Income Funds Category AverageB	+2.83%	+1.37%	+4.66%	+5.67%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The gross expense ratio for the Institutional Class was 0.64%, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Non-U.S. Opportunity Bond Portfolio returned -0.62%. The Fund’s unmanaged benchmark, the Citigroup World Government Ex-U.S. Index (Hedged), returned 0.21% over the same time frame. The Lipper International Income Funds Category Average returned 2.83% for the same period.

Following the turmoil in the financial markets during much of 2008, the financial markets in both the U.S. and abroad began to normalize during the first six months of 2009. Against this backdrop, the Fund lagged its benchmark.

The largest detractors from performance over the six months ended June 30, 2009 were the Fund’s durationC exposure and yield curveD positioning. We tactically adjusted the Fund’s duration between countries, as we sought to capitalize on shifting opportunities in the marketplace. However, having an overall longer duration than that of the benchmark detracted from performance as interest rates rose during the reporting period. From a yield curve perspective, as the reporting period progressed, we added to our longer-term security exposure, as we anticipated a flattening of the curve (i.e., a reduction in the difference between short-term and long-term rates). This positioning was not rewarded as the yield curve steepened over the period, with longer-term rates rising more than their shorter-term counterparts.

Largely offsetting these negative results was the Fund’s exposure to the investment grade corporate bond market. In particular, strong security selection within the Financials sector enhanced the Fund’s performance as the spreads of these securities narrowed during the reporting period. The Fund also benefited from its exposure to other non-government sectors which outperformed government securities as investor risk aversion abated. Finally, tactically adjusting the Fund’s currency exposures was a modest contributor to performance.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

During the reporting period, the Fund held futures, options and credit default swaps, which had an overall negative impact on performance. We utilized these derivatives to strategically manage the Fund’s duration, yield curve exposure and exposure to the credit market.

Western Asset Management Company

July 21, 2009

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top four sector holdings (as a percentage of net assets) as of June 30, 2009 were: Foreign Government Obligations (47.1%), Corporate Bonds and Notes (41.4%), Repurchase Agreements (11.4%) and Options Purchased (0.2%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Citigroup World Government Ex-U.S. Index (Hedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper International Income Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

D	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Western Asset Funds, Inc.

Western Asset Absolute Return Portfolio

Western Asset High Yield Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Limited Duration Bond Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Semi-Annual Report to Shareholders

June 30, 2009

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Absolute Return Portfolio

As a shareholder of the Fund, you may incur two types of costs; (1) transaction cost and (2) ongoing costs including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expense

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,148.50	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01
Institutional Select Class:
Actual	$1,000.00	$1,147.60	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01
Financial Intermediary Class:
Actual	$1,000.00	$1,146.70	$5.59
Hypothetical (5% return before expenses)	1,000.00	1,019.59	5.26

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.80%, 0.80% and 1.05% for the Institutional Class, Institutional Select Class and the Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Absolute Return Portfolio

The graphs compare the Fund’s total returns to that of two broad-based securities market indexes. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class, Institutional Select Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Performance Information—(Unaudited) Continued

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

C	Preferred Stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Absolute Return Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmarks as of the end of the reporting period.

ABS	—	Asset Backed Securities
BABI	—	Barclays Capital U.S. Aggregate Index
CMBS	—	Commercial Mortgage Backed Securities
HY	—	High Yield
IG Credit	—	Investment Grade Credit
MBS	—	Mortgage Backed Securities
MLCML	—	Merrill Lynch Constant Maturity 3-Month LIBOR Index
*	The Merrill Lynch 3-month Libor, has 0.25 year spread duration. This is included in the derivatives bucket.

Semi-Annual Report to Shareholders

Effective Duration (Unaudited)

Western Asset Absolute Return Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmarks as of the end of the reporting period.

ABS	—	Asset Backed Securities
EM	—	Emerging Markets
BABI	—	Barclays Capital U.S. Aggregate Index
MLCML	—	Merrill Lynch Constant Maturity 3-Month LIBOR Index
CMBS	—	Commercial Mortgage Backed Securities
HY	—	High Yield
IG Credit	—	Investment Grade Credit
MBS	—	Mortgage Backed Securities

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Absolute Return Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	95.7%

Corporate Bonds and Notes	39.8%

Airlines	0.2%
Continental Airlines Inc.		6.820%	5/1/18	$60,915	$48,123
Continental Airlines Inc.		6.703%	6/15/21	58,567	49,196
United Air Lines Inc.		7.032%	10/1/10	55,152	54,049
United Air Lines Inc.		7.186%	10/1/12	208,539	205,411
US Airways Pass-Through Trust		6.850%	1/30/18	314,007	229,225

					586,004

Beverages	0.2%
Dr Pepper Snapple Group Inc.		6.820%	5/1/18	460,000	486,457

Building Products	0.1%
Associated Materials Inc.		9.750%	4/15/12	365,000	319,375
Associated Materials Inc.		11.250%	3/1/14	55,000	24,200	A
Masco Corp.		7.125%	8/15/13	50,000	44,394

					387,969

Capital Markets	3.2%
Goldman Sachs Capital II		5.793%	12/29/49	60,000	36,567	A
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	100,000	10	A,B
Lehman Brothers Holdings Inc.		5.625%	1/24/13	1,000,000	151,250	B
Lehman Brothers Holdings Inc.		6.200%	9/26/14	320,000	47,200	B
Lehman Brothers Holdings Inc.		6.750%	12/28/17	2,350,000	235	B
Merrill Lynch and Co. Inc.		5.450%	2/5/13	3,490,000	3,396,806
Merrill Lynch and Co. Inc.		6.050%	5/16/16	1,980,000	1,772,886
Morgan Stanley		6.625%	4/1/18	2,160,000	2,153,317
The Goldman Sachs Group Inc.		6.150%	4/1/18	1,800,000	1,752,439

					9,310,710

Commercial Banks	2.3%
Wachovia Corp.		5.625%	10/15/16	730,000	697,375
Wachovia Corp.		5.750%	2/1/18	6,120,000	6,010,489

					6,707,864

Communications Equipment	0.2%
EchoStar DBS Corp.		7.750%	5/31/15	545,000	519,112

Consumer Finance	5.8%
American Express Co.		6.800%	9/1/66	40,000	28,800	A
American General Finance Corp.		6.900%	12/15/17	1,000,000	541,482

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
Caterpillar Financial Services Corp.		5.450%	4/15/18	$500,000	$476,027
Ford Motor Credit Co.		5.700%	1/15/10	270,000	260,591
Ford Motor Credit Co.		9.750%	9/15/10	2,000,000	1,915,792
Ford Motor Credit Co.		7.000%	10/1/13	7,800,000	6,271,450
Ford Motor Credit Co.		12.000%	5/15/15	1,610,000	1,505,603
GMAC LLC		6.875%	9/15/11	1,709,000	1,495,375	C
GMAC LLC		6.000%	12/15/11	1,013,000	866,115	C
GMAC LLC		6.625%	5/15/12	949,000	792,415	C
GMAC LLC		7.500%	12/31/13	273,000	211,575	C
GMAC LLC		8.000%	12/31/18	185,000	117,475	C
GMAC LLC		8.000%	11/1/31	1,799,000	1,259,300	C
John Deere Capital Corp.		5.350%	4/3/18	800,000	795,218

					16,537,218

Diversified Financial Services	3.7%
Air 2 US		8.027%	10/1/19	685,912	486,998	C
BAC Capital Trust XIV		5.630%	12/31/49	40,000	20,000	A
Citigroup Inc.		5.500%	2/15/17	5,570,000	4,538,547
Citigroup Inc.		6.875%	3/5/38	1,380,000	1,218,769
East Lane Re Ltd.		7.028%	5/6/11	300,000	285,001	C,D,E
El Paso Performance-Linked		7.750%	7/15/11	340,000	333,672	C
General Electric Capital Corp.		5.625%	5/1/18	2,800,000	2,648,192
General Electric Capital Corp.		6.375%	11/15/67	60,000	40,033	A
Leucadia National Corp.		8.125%	9/15/15	250,000	226,250
PHH Corp.		7.125%	3/1/13	110,000	87,897
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	330,000	315,975
ZFS Finance USA Trust II		6.450%	12/15/65	500,000	380,000	A,C

					10,581,334

Diversified Telecommunication Services	1.8%
AT&T Inc.		5.500%	2/1/18	2,930,000	2,925,713
Citizens Communications Co.		7.875%	1/15/27	160,000	128,000
Level 3 Financing Inc.		9.250%	11/1/14	500,000	410,000
Qwest Corp.		7.500%	10/1/14	190,000	181,212
Verizon Communications Inc.		6.100%	4/15/18	1,150,000	1,179,621
Windstream Corp.		8.625%	8/1/16	480,000	459,600

					5,284,146

Electric Utilities	1.8%
Energy Future Holdings Corp.		10.875%	11/1/17	20,000	14,600	A
Energy Future Holdings Corp.		11.250%	11/1/17	5,098,600	3,110,146	F

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities—Continued
FirstEnergy Corp.		6.450%	11/15/11	$1,870,000	$1,951,831
FirstEnergy Corp.		7.375%	11/15/31	100,000	94,386

					5,170,963

Food and Staples Retailing	1.6%
CVS Corp.		9.350%	1/10/23	500,000	148,195	C,G
CVS Corp.		5.298%	1/11/27	30,943	24,695	C
CVS Lease Pass-Through Trust		5.880%	1/10/28	43,087	36,208	C
CVS Lease Pass-Through Trust		6.036%	12/10/28	115,752	98,901	C,G
Safeway Inc.		7.250%	2/1/31	1,360,000	1,526,773
The Kroger Co.		5.000%	4/15/13	1,620,000	1,657,252
The Kroger Co.		6.150%	1/15/20	1,100,000	1,123,906

					4,615,930

Food Products	0.1%
Sara Lee Corp.		6.250%	9/15/11	150,000	158,538

Gas Utilities	0.2%
Suburban Propane Partners LP		6.875%	12/15/13	600,000	552,000

Health Care Providers and Services	5.0%
AmerisourceBergen Corp.		5.875%	9/15/15	50,000	47,657
Cardinal Health Inc.		5.800%	10/15/16	60,000	58,077
DaVita Inc.		6.625%	3/15/13	500,000	471,250
HCA Inc.		6.300%	10/1/12	274,000	251,395
HCA Inc.		9.125%	11/15/14	10,000	9,900
HCA Inc.		6.500%	2/15/16	619,000	499,843
HCA Inc.		9.250%	11/15/16	910,000	896,350
HCA Inc.		9.625%	11/15/16	630,000	623,700	F
Tenet Healthcare Corp.		9.000%	5/1/15	525,000	528,938	C
Tenet Healthcare Corp.		10.000%	5/1/18	525,000	551,250	C
Tenet Healthcare Corp.		8.875%	7/1/19	29,000	29,145	C
U.S. Oncology Holdings Inc.		6.904%	3/15/12	368,000	310,040	D,F
UnitedHealth Group Inc.		4.875%	2/15/13	6,360,000	6,428,618
UnitedHealth Group Inc.		4.875%	4/1/13	940,000	944,210
UnitedHealth Group Inc.		6.000%	2/15/18	1,210,000	1,161,266
WellPoint Inc.		5.875%	6/15/17	1,470,000	1,438,696

					14,250,335

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure	0.2%
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	$250,000	$100,000	B
MGM MIRAGE		10.375%	5/15/14	45,000	46,687	C
MGM MIRAGE		6.625%	7/15/15	140,000	91,350
MGM MIRAGE		11.125%	11/15/17	105,000	111,300	C
River Rock Entertainment Authority		9.750%	11/1/11	220,000	165,000
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	50,000	46,000

					560,337

Household Durables	0.2%
Norcraft Cos.		9.000%	11/1/11	480,000	475,200

Independent Power Producers and Energy Traders	1.9%
Calpine Corp.		8.000%	6/1/16	355,000	339,912	C
Dynegy Holdings Inc.		7.750%	6/1/19	30,000	23,363
Edison Mission Energy		7.750%	6/15/16	110,000	89,650
Edison Mission Energy		7.000%	5/15/17	80,000	61,400
Edison Mission Energy		7.200%	5/15/19	250,000	186,250
Edison Mission Energy		7.625%	5/15/27	90,000	57,600
Mirant Mid Atlantic LLC		10.060%	12/30/28	915,837	880,348
NRG Energy Inc.		7.375%	2/1/16	250,000	236,563
The AES Corp.		7.750%	3/1/14	1,800,000	1,705,500
The AES Corp.		7.750%	10/15/15	300,000	279,000
The AES Corp.		8.000%	10/15/17	1,630,000	1,515,900

					5,375,486

Insurance	2.2%
Allstate Life Global Funding Trust		5.375%	4/30/13	440,000	454,954
American International Group Inc.		5.850%	1/16/18	4,420,000	2,338,397
ASIF Global Financing XIX		4.900%	1/17/13	1,400,000	1,191,023	C
MetLife Inc.		6.400%	12/15/36	50,000	35,750
Metropolitan Life Global Funding I		5.125%	4/10/13	1,130,000	1,149,297	C
Pacific Life Global Funding		5.150%	4/15/13	1,040,000	1,036,527	C
The Travelers Cos. Inc.		6.250%	3/15/37	120,000	96,716	A

					6,302,664

IT Services	0.1%
SunGard Data Systems Inc.		10.250%	8/15/15	250,000	230,938

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media	1.1%
Affinion Group Inc.		11.500%	10/15/15	$430,000	$367,650
AMC Entertainment Inc.		8.750%	6/1/19	15,000	14,100	C
Charter Communications Operating LLC		10.875%	9/15/14	160,000	165,600	B,C,G
Comcast Corp.		6.500%	1/15/17	70,000	74,260
Comcast Corp.		5.700%	5/15/18	2,350,000	2,362,627
Gannett Co. Inc.		6.375%	4/1/12	40,000	29,035
News America Inc.		6.650%	11/15/37	50,000	44,976
Viacom Inc.		5.750%	4/30/11	100,000	102,376

					3,160,624

Metals and Mining	0.8%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	1,910,000	1,924,325
Steel Dynamics Inc.		8.250%	4/15/16	410,000	386,425	C

					2,310,750

Multiline Retail	0.1%
The Neiman-Marcus Group Inc.		9.000%	10/15/15	481,456	284,059	F

Oil, Gas and Consumable Fuels	6.5%
Anadarko Petroleum Corp.		5.950%	9/15/16	540,000	532,777
Belden and Blake Corp.		8.750%	7/15/12	1,060,000	858,600
Chesapeake Energy Corp.		6.375%	6/15/15	400,000	356,000
Chesapeake Energy Corp.		6.500%	8/15/17	100,000	84,000
Chesapeake Energy Corp.		7.250%	12/15/18	55,000	47,850
Dynegy Roseton/Danskammer Pass Through Trust		7.670%	11/8/16	420,000	368,550
El Paso Corp.		7.000%	6/15/17	2,260,000	2,058,304
Energy Transfer Partners LP		6.700%	7/1/18	3,800,000	3,884,751
Exco Resources Inc.		7.250%	1/15/11	300,000	291,000
KazMunaiGaz Exploration Production-GDR		8.375%	7/2/13	530,000	488,925	C
Kinder Morgan Energy Partners LP		6.000%	2/1/17	1,000,000	992,065
Kinder Morgan Energy Partners LP		5.950%	2/15/18	4,570,000	4,473,491
Parker Drilling Co.		9.625%	10/1/13	180,000	166,500
Petrohawk Energy Corp.		9.125%	7/15/13	250,000	248,750
SandRidge Energy Inc.		8.625%	4/1/15	1,000,000	897,500	F
SemGroup LP		8.750%	11/15/15	335,000	13,400	B,C,G
Whiting Petroleum Corp.		7.250%	5/1/12	160,000	153,200
XTO Energy Inc.		5.500%	6/15/18	2,688,000	2,693,540

					18,609,203

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	$250,000	$625	B,G

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	60,000	58,393
iStar Financial Inc.		10.000%	6/15/14	385,000	284,900	C

					343,293

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	755,000	211,400

Road and Rail	0.1%
Hertz Corp.		8.875%	1/1/14	200,000	184,000
Swift Transportation Co.		12.500%	5/15/17	120,000	42,000	C

					226,000

Trading Companies and Distributors	0.1%
Ashtead Capital Inc.		9.000%	8/15/16	200,000	169,500	C

Wireless Telecommunication Services	0.1%
Cricket Communications Inc.		7.750%	5/15/16	315,000	303,188	C

Total Corporate Bonds and Notes (Cost—$126,285,712)					113,711,847
Asset-Backed Securities	5.6%

Fixed Rate Securities	1.0%
ABSC Manufactured Housing Contract 2004-CN1		8.400%	12/2/30	170,000	105,400	C,E
Associates Manufactured Housing Pass Through Certificates 1997-CLB2		8.900%	6/15/28	1,895,960	893,610	E
Bombardier Capital Mortgage Securitization Corp. 2000-A A3		7.830%	6/15/30	1,670,185	726,665
Centex Home Equity 2003-B AF4		3.735%	2/25/32	142,664	93,675
Lehman XS Trust 2007-1 WF1		7.000%	1/25/37	1,410,646	797,015
Oakwood Mortgage Investors Inc. 1999-D A1		7.840%	11/15/29	280,148	156,945
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	390,000	97,500	C

					2,870,810

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesD	4.4%
ACE Securities Corp. 2006-GP1 A		0.444%	2/25/31	$447,566	$269,177
Amortizing Residential Collateral Trust 2005-BC5 M1		1.349%	7/25/32	635,720	392,126
Bear Stearns Asset-Backed Securities Trust 2006-SD2		0.514%	6/25/36	588,639	478,598
Carrington Mortgage Loan Trust 2006-NC4 A2		0.414%	10/25/36	1,450,000	905,671
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1		0.514%	11/25/45	169,823	96,562	C
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		0.714%	11/25/46	470,806	176,129	C
Countrywide Home Equity Loan Trust 2006-B 2A		0.489%	5/15/36	372,493	141,368
Fremont Home Loan Trust 2006-B 2A2		0.414%	8/25/36	1,466,106	872,033
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1		0.494%	12/25/36	2,017,817	606,654
GSAA Home Equity Trust 2007-6 A4		0.614%	5/25/47	2,090,000	725,253
GSAMP Trust 2006-SEA1 A		0.614%	5/25/36	370,222	148,155	C,E
GSRPM Mortgage Loan Trust 2006-2 A2		0.614%	9/25/36	534,366	242,361	C
HSI Asset Securitization Corp. Trust 2007-NC1 A3		0.494%	4/25/37	2,740,000	712,286
Indymac Seconds Asset Backed Trust A-A		0.444%	6/25/36	1,329,236	94,443
IXIS Real Estate Capital Trust 2005-HE4 A3		0.654%	2/25/36	1,108,783	879,098
Lehman XS Trust 2006-16N A4B		0.554%	11/25/46	710,398	198,054
Lehman XS Trust 2006-2N 1A1		0.574%	2/25/46	442,878	185,485
Lehman XS Trust 2006-GP3 2A2		0.534%	6/25/46	725,498	152,118
Lehman XS Trust 2007-2N 3A1		0.404%	2/25/37	2,244,238	1,032,349
MASTR Second Lien Trust 2005-1 A		0.584%	9/25/35	309,707	247,650
MASTR Specialized Loan Trust 2006-3 A		0.574%	6/25/46	440,776	245,013	C
MASTR Specialized Loan Trust 2007-1 A		0.684%	1/25/37	372,657	100,617	C
Morgan Stanley Home Equity Loans 2007-1 A3		0.454%	12/25/36	2,720,000	737,625
Morgan Stanley Mortgage Loan Trust 2006-12XS		0.434%	10/25/36	204,956	185,800
Nelnet Student Loan Trust 2008-4 A4		2.572%	4/25/24	860,000	847,341
Option One Mortgage Loan Trust 2005-1 A4		0.714%	2/25/35	803,209	575,826
RAAC 2006-RP4 A		0.604%	1/25/46	647,502	393,416	C
Structured Asset Securities Corp. 2007-BC4 A3		0.564%	11/25/37	1,022,522	768,566	E

					12,409,774

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Stripped Securities	0.2%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5		0.000%	4/25/36	$1,050,000	$539,598	E,H2

Variable Rate SecuritiesI	N.M.
GSAMP Trust 2006-S3 A1		6.085%	5/25/36	361,616	30,227	A

Total Asset-Backed Securities (Cost—$30,324,494)					15,850,409
Mortgage-Backed Securities	12.1%

Fixed Rate Securities	0.2%
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	271,941	232,231
BlackRock Capital Finance LP 1997-R1		7.750%	3/25/37	133,370	19,157	C,E
Indymac Manufactured Housing Contract A2-2		6.170%	12/25/11	503,415	381,863

					633,251

Indexed SecuritiesD	7.4%
American Home Mortgage Assets 2006-6 A1A		0.504%	12/25/46	321,562	130,147
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	801,697	449,567
Banc of America Mortgage Securities 2003-F 1A1		4.247%	7/25/33	33,136	28,866
Banc of America Mortgage Securities 2004-A 1A1		5.408%	2/25/34	64,738	55,096
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1		5.733%	2/25/36	2,808,152	1,648,904
Bear Stearns Alt-A Trust 2004-10 1A1		0.994%	9/25/34	195,757	99,553
Bear Stearns Alt-A Trust 2004-11 1A2		1.154%	11/25/34	127,383	20,121
Bear Stearns Alt-A Trust 2005-2 1A1		0.564%	3/25/35	57,159	25,433
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		0.474%	12/25/46	1,065,301	429,649
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1		0.574%	11/25/35	559,322	254,906
Countrywide Alternative Loan Trust 2005-24 4A1		0.545%	7/20/35	728,312	322,870
Countrywide Alternative Loan Trust 2005-51 2A1		0.615%	11/20/35	447,154	199,053
Countrywide Alternative Loan Trust 2005-59 1A1		0.644%	11/20/35	625,857	282,665
Countrywide Alternative Loan Trust 2005-76 3A1		0.574%	1/25/46	470,548	206,764

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2005-J12		0.584%	8/25/35	$279,318	$126,543
Countrywide Alternative Loan Trust 2006-OA10 4A3		0.584%	8/25/46	2,109,652	199,555
Countrywide Alternative Loan Trust 2006-OA8 1A2		0.544%	7/25/46	691,335	112,234
Countrywide Home Loans 2001-HYB1 1A1		3.666%	6/19/31	31,393	29,468
Countrywide Home Loans 2003-60 1A1		5.528%	2/25/34	505,944	414,372
Countrywide Home Loans 2003-HYB1 1A1		5.072%	5/19/33	35,569	30,501
Countrywide Home Loans 2006-3 1A2		0.644%	3/25/36	527,178	96,203
Deutsche Mortgage Securities Inc. 2004-4 7AR2		0.764%	6/25/34	326,467	235,318
First Horizon Alternative Mortgage Securities 2005-AA12 1A1		3.960%	2/25/36	519,630	241,589
Greenpoint Mortgage Funding Trust 2006-AR2 1A2		0.564%	4/25/36	3,456,538	994,911
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		0.544%	4/25/36	695,948	250,359
GSR Mortgage Loan Trust 2006-0A1 2A2		0.569%	8/25/46	709,035	187,861
Harborview Mortgage Loan Trust 2006-13 A		0.493%	11/19/46	545,699	223,886
Harborview Mortgage Loan Trust 2006-14 2A1A		0.463%	1/25/47	1,172,922	451,271
Harborview Mortgage Loan Trust 2007-7 2A1A		1.314%	11/25/47	1,563,826	593,503
Impac CMB Trust 2004-5 1A1		0.674%	10/25/34	261,668	158,189
Impac CMB Trust 2004-6 1A2		1.094%	10/25/34	369,920	193,977
Impac CMB Trust 2005-7 A1		0.574%	11/25/35	503,995	234,425
Impac Secured Assets Corp. 2004-3 1A4		1.114%	11/25/34	17,348	8,304
Impac Secured Assets Corp. 2005-2		0.634%	3/25/36	384,594	158,056
Lehman XS Trust 2006-GP2 1A1A		0.384%	6/25/46	125,086	87,560
Merit Securities Corp. 11PA B2		1.816%	9/28/32	37,454	27,344	C
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3		5.034%	5/25/34	1,180,873	1,048,122
Residential Accredit Loans Inc. 2007-Q01 A1		0.464%	2/25/47	3,261,076	1,299,049
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1		0.719%	6/25/34	23,487	12,924
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		0.634%	10/25/35	1,626,858	732,730
Structured Asset Mortgage Investments Inc. 2003-AR2 A1		0.683%	12/19/33	115,220	83,685

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Structured Asset Mortgage Investments Inc. 2006-AR6		0.504%	7/25/46	$1,997,592	$699,531
Structured Asset Mortgage Investments Inc. 2007-AR4 A1		0.514%	9/25/47	1,452,529	1,183,169
Structured Asset Securities Corp. 2002-08A 7A1		4.139%	5/25/32	101,702	90,882
Structured Asset Securities Corp. 2002-11A 1A1		4.241%	6/25/32	26,457	23,552
Structured Asset Securities Corp. 2002-16A 1A1		5.309%	8/25/32	248,878	247,860
Structured Asset Securities Corp. 2002-18A 1A1		5.183%	9/25/32	16,345	16,263
Structured Asset Securities Corp. 2004-NP1 A		0.714%	9/25/33	243,004	199,264	C,E
Thornburg Mortgage Securities Trust 2004-1 I2A		0.764%	3/25/44	39,328	35,387
WaMu Mortgage Pass-Through Certificates 2006-AR11 3A1A		2.260%	9/25/46	2,813,661	991,477
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A		2.280%	4/25/46	4,414,270	1,809,851
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A		2.310%	5/25/46	3,588,479	1,519,148
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		2.310%	6/25/46	1,917,026	658,501
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A		2.300%	8/25/46	2,651,873	1,156,470

					21,016,888

Variable Rate SecuritiesI	4.5%
Adjustable Rate Mortgage Trust 2004-1 4A1		5.561%	1/25/35	4,077,121	3,214,070
Banc of America Funding Corp. 2006-D 6A1		5.934%	5/20/36	1,370,546	735,813
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1		5.384%	2/25/35	144,919	96,687	E
Bear Stearns Alt-A Trust 2003-5 2A1		4.128%	12/25/33	644,875	506,975
Bear Stearns Alt-A Trust 2005 -10 21A1		4.714%	1/25/36	483,087	241,672	E
BlackRock Capital Finance LP 1996-R1		9.580%	9/25/26	315,008	75,413	E
MASTR Adjustable Rate Mortgages Trust 2003-3 3A4		4.340%	9/25/33	1,993,606	1,634,548
Morgan Stanley Mortgage Loan Trust 2004-6AR		4.579%	8/25/34	114,922	80,809

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3		5.511%	3/25/36	$602,598	$308,433
Nomura Asset Acceptance Corp. 2006-AF2 4A		6.649%	8/25/36	653,969	236,928
Sequoia Mortgage Trust 2007-4 4A1		6.068%	7/20/47	1,583,366	1,026,021
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1		2.651%	11/25/34	61,893	43,965
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2		4.026%	4/25/34	1,048,919	875,488
Structured Adjustable Rate Mortgage Loan Trust 2005-20 4A1		5.951%	10/25/35	2,160,639	1,280,840
Thornburg Mortgage Securities Trust 2007-4 2A1		6.207%	9/25/37	1,545,620	1,117,071
Thornburg Mortgage Securities Trust 2007-4 3A1		6.190%	9/25/37	1,466,174	942,324
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1		4.301%	5/25/35	535,315	443,559

					12,860,616

Total Mortgage-Backed Securities (Cost—$64,998,827)					34,510,755
Loan Participations and AssignmentsD	10.3%

Aerospace and Defense	0.1%
Dubai Aerospace Enterprise, Term Loan, Tranche B1		4.260% to 4.790%	7/31/09	287,234	219,734
Dubai Aerospace Enterprise, Term Loan, Tranche B2		4.790%	7/31/09	282,437	216,065

					435,799

Airlines	0.3%
Delta Air Lines Inc., Term Loan		0.261% to 4.250%	9/30/09	980,000	761,950

Auto Components	0.3%
Allison Transmission Inc., Term Loan, Tranche B		3.070% to 3.080%	7/13/09	964,466	762,272

Automobiles	0.3%
Chrysler Financial Services NA LLC, First Lien Term Loan		4.340%	7/15/09	982,500	909,222

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Computers and Peripherals	0.3%
SunGard Data Systems Inc., Term Loan, Tranche B		2.071% to 2.724%	8/11/09	$972,563	$899,621

Containers and Packaging	0.6%
Amscan Holdings Inc., Term Loan, Tranche B		2.759% to 3.381%	9/28/09	980,000	855,050
Graham Packaging Company LP, Term Loan C		6.750%	9/30/09	879,902	867,804

					1,722,854

Distributors	0.1%
Keystone Automotive Industries Inc., Term Loan, Tranche B		3.818% to 5.750%	9/30/09	948,477	426,815

Diversified Consumer Services	0.3%
Thomson Medical Education, Term Loan, Tranche B		2.810%	7/31/09	985,000	824,664

Electric Utilities	0.3%
TXU, Term Loan, Tranche B2		3.810% to 3.821%	7/31/09	1,231,250	877,727

Energy Equipment and Services	0.3%
Brand Energy, Term Loan, Tranche B		3.688% to 4.500%	8/27/09	985,000	869,262

Health Care Providers and Services	1.0%
Community Health Systems Inc., Term Loan, Tranche B		2.560% to 2.924%	8/28/09	951,425	854,769
Community Health, Delayed Draw Term Loan		2.560%	7/31/09	48,575	43,640
Davita Inc., Term Loan, Tranche B1		1.810% to 2.710%	9/30/09	1,000,000	944,375
IASIS Healthcare Corp., Delayed Draw Term Loan		2.310%	7/31/09	237,099	216,649
IASIS Healthcare Corp., Letter of Credit		2.310%	7/1/09	63,704	58,210
IASIS Healthcare Corp., Term Loan		2.310%	7/31/09	685,170	626,074

					2,743,717

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Hotels, Restaurants and Leisure	0.8%
Harrah’s Entertainment Inc., Term Loan B		4.092%	7/27/09	$875,224	$638,913
Las Vegas Sands LLC, Delayed Term Loan		2.060%	7/31/09	198,000	139,033
Las Vegas Sands LLC, Term Loan, Tranche B		2.060%	7/31/09	786,000	551,920
Quiznos LLC, First Lien Term Loan		2.875%	9/30/09	977,387	701,275
Wimar Opco LLC, Term Loan, Tranche B		0.000%	9/30/09	947,645	259,418	P

					2,290,559

Independent Power Producers and Energy Traders	0.4%
NRG Energy Inc., Term Loan		1.810% to 2.098%	9/30/09	1,165,498	1,094,244

IT Services	0.3%
First Data Corp., Term Loan B2		3.060% to 3.065%	7/31/09	997,468	746,320

Machinery	0.1%
Nacco Materials Handling Group, Term Loan		2.313% to 3.413%	11/16/09	602,387	409,623

Media	2.9%
Cedar Fair LP, Term Loan, Tranche B		2.310%	7/31/09	954,895	890,201
Charter Communications Operating LLC, Term Loan		6.250%	9/30/09	987,500	889,367
Citadel Communication Group, Term Loan, Tranche B		2.350% to 2.930%	9/30/09	1,000,000	518,333
CSC Holdings Inc., Incremental Term Loan		2.069%	7/15/09	500,001	469,376
Idearc Inc., Term Loan, Tranche B		6.250%	9/30/09	951,360	404,328
Insight Midwest Holdings LLC, Term Loan, Tranche B		2.320%	7/2/09	675,000	625,219
Lodgenet Entertainment Corp., Term Loan, Tranche B		2.310% to 4.250%	9/30/09	927,880	774,780
Nielsen Finance LLC, Term Loan, Tranche B		2.321%	7/10/09	855,299	768,107
Tribune Co., Tranche B		5.250%	5/17/14	987,500	332,869	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Media—Continued
Univision Communications, Term Loan, Tranche B		2.560%	7/31/09	$1,000,000	$743,214
UPC Broadband Holding, Term Loan, Tranche N1		2.065%	7/1/09	1,296,576	1,196,415
UPC, Term Loan		2.065%	10/17/13	703,424	667,813

					8,280,022

Metals and Mining	0.2%
Noranda Aluminum Acquisition Corp., Term Loan		2.315%	7/22/09	868,118	594,661

Multiline Retail	0.6%
Dollar General Corp., Term Loan, Tranche B		3.060% to 3.789%	7/31/09	1,000,000	948,745
Neiman Marcus Group Inc., Term Loan		2.318% to 2.629%	9/8/09	1,000,000	749,444

					1,698,189

Oil, Gas and Consumable Fuels	0.1%
Ashmore Energy, Term Loan		3.308%	7/29/09	50,966	40,773
Ashmore Energy, Term Loan		3.598%	9/30/09	449,034	359,227

					400,000

Paper and Forest Products	0.2%
Georgia-Pacific Corp., First Lien Term Loan		2.310% to 2.650%	9/10/09	497,494	467,927

Road and Rail	0.2%
Swift Transportation, Term Loan		3.625%	7/6/09	881,775	651,962

Semiconductors and Semiconductor Equipment	0.3%
Sensata Technologies, Term Loan, Tranche B		2.804%	7/29/09	972,500	735,859

Specialty Retail	0.3%
Michaels Stores Inc., Term Loan B		2.625% to 2.750%	7/20/09	979,900	775,482

Total Loan Participations and Assignments (Cost—$36,896,685)					29,378,751

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations	3.1%

Fixed Rate Securities	0.2%
United States Treasury Bonds		4.500%	5/15/38	$364,000	$375,773
United States Treasury Bonds		3.500%	2/15/39	63,000	54,476

					430,249

Treasury Inflation-Protected SecuritiesJ	2.9%
United States Treasury Inflation-Protected Security		2.500%	7/15/16	834,090	875,534	K
United States Treasury Inflation-Protected Security		2.375%	1/15/17	4,419,556	4,611,532	K
United States Treasury Inflation-Protected Security		2.000%	1/15/26	107,429	105,180	K
United States Treasury Inflation-Protected Security		2.375%	1/15/27	2,632,702	2,725,668	K

					8,317,914

Total U.S. Government and Agency Obligations (Cost—$8,233,549)					8,748,163
U.S. Government Agency Mortgage-Backed Securities	17.5%

Fixed Rate Securities	17.5%
Fannie Mae		5.000%	12/1/39	14,630,000	14,895,169	L,M
Fannie Mae		5.500%	12/1/39	29,400,000	30,346,327	L,M
Fannie Mae		6.000%	12/1/39	200,000	209,000	L,M

Freddie Mac		5.500%	12/1/39	4,500,000	4,644,846	L,M

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$49,923,837)					50,095,342
Yankee BondsN	4.2%

Commercial Banks	0.9%
Glitnir Banki Hf		6.375%	9/25/12	680,000	110,500	B,C,G
Glitnir Banki Hf		6.693%	6/15/16	1,810,000	181	A,B,C,G
Glitnir Banki Hf		7.451%	9/14/49	100,000	10	A,B,C,G
HBOS Capital Funding LP		6.071%	6/30/49	230,000	83,835	A,C
ICICI Bank Ltd.		6.375%	4/30/22	1,192,000	929,588	A,C
ICICI Bank Ltd.		6.375%	4/30/22	350,000	273,377	A,C
Kaupthing Bank Hf		7.625%	2/28/15	3,130,000	250,400	B,C,G
Kaupthing Bank Hf		7.125%	5/19/16	240,000	24	B,C,G
Landsbanki Islands Hf		6.100%	8/25/11	2,190,000	65,700	B,C,G

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds —Continued

Commercial Banks—Continued
Natixis		10.000%	4/29/49	$1,300,000	$779,844	A,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	300,000	120,000	A,C

					2,613,459

Diversified Financial Services	0.5%
TNK-BP Finance SA		7.500%	7/18/16	550,000	468,875	C
TNK-BP Finance SA		7.500%	7/18/16	781,000	679,470	C
TNK-BP Finance SA		6.625%	3/20/17	200,000	158,000	C
TNK-BP Finance SA		6.625%	3/20/17	342,000	270,180	C

					1,576,525

Diversified Telecommunication Services	0.4%
VIP Finance Ireland Ltd		8.375%	4/30/13	940,000	853,050	C
Wind Acquisition Finance SA		10.750%	12/1/15	300,000	300,000	C

					1,153,050

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	250,000	227,500

Food and Staples Retailing	1.1%
Delhaize Group		6.500%	6/15/17	3,014,000	3,077,815

Media	0.1%
NTL Cable PLC		9.125%	8/15/16	340,000	327,250

Metals and Mining	0.9%
Evraz Group SA		8.875%	4/24/13	1,170,000	959,400	C
Novelis Inc.		7.250%	2/15/15	440,000	334,400
Teck Resources Ltd.		9.750%	5/15/14	40,000	41,400	C
Teck Resources Ltd.		10.250%	5/15/16	30,000	31,425	C
Teck Resources Ltd.		10.750%	5/15/19	65,000	69,875	C
Vale Overseas Ltd.		6.875%	11/21/36	546,000	518,430
Vedanta Resources PLC		8.750%	1/15/14	630,000	573,300	C

					2,528,230

Oil, Gas and Consumable Fuels	N.M.
Teekay Shipping Corp.		8.875%	7/15/11	140,000	138,950

Paper and Forest Products	0.2%
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	530,000	487,600	B,C

Total Yankee Bonds (Cost—$21,420,595)					12,130,379

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Foreign Government Obligations	2.9%
Brazil Notas do Tesouro Nacional Series F		10.000%	1/1/12	1,683,000	BRL	$794,063
Commonwealth of Australia		4.000%	8/20/20	1,730,000	AUD	2,131,539	O
Federative Republic of Brazil		10.000%	7/1/10	2,529,000	BRL	1,233,030
Federative Republic of Brazil		6.000%	5/15/15	591,000	BRL	530,676	O
Government of Indonesia		10.250%	7/15/27	10,665,000,000	IDR	885,286
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	7,000,000	SEK	1,335,873	O
Thailand Government Bond		4.250%	3/13/13	22,000,000	THB	676,876
United Kingdom Treasury Gilt		1.250%	11/22/55	379,631	GBP	767,230	O

Total Foreign Government Obligations (Cost—$8,601,348)						8,354,573
Preferred Stocks	0.2%
Fannie Mae		7.000%		1,900	shs	2,945	D,M,P
General Motors Corp.		5.250%		64,000		168,000
Preferred Blocker Inc.		7.000%		1,226		527,257	C

Total Preferred Stocks (Cost—$602,439)						698,202

Total Long-Term Securities (Cost—$347,287,486)						273,478,421

Short-Term Securities	20.7%

U.S. Government and Agency Obligations	8.7%
Fannie Mae		0.000%	1/15/10	$25,000,000		24,954,625	M,Q

Options Purchased	1.0%
Barclays Swaption Call, September 2009, Strike Price $2.02				1,400,000	S	41,077	E
Barclays Swaption Put, August 2009, Strike Price $1.60				4,700,000	S	14,869	E
Barclays Swaption Put, July 2009, Strike Price $1.60				3,100,000	S	2,582	E
Credit Suisse First Boston Swaption Call, September 2009, Strike Price $2.02				1,500,000	S	44,011	E
Credit Suisse First Boston Swaption Put, April 2011, Strike Price $5.18				25,700,000	S	1,053,556
Credit Suisse First Boston Swaption Put, April 2012, Strike Price $5.20				12,900,000	S	1,032,051
Credit Suisse First Boston Swaption Put, August 2009, Strike Price $1.60				1,600,000	S	5,062	E
Credit Suisse First Boston Swaption Put, May 2011, Strike Price $5.12				12,900,000	S	558,155

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES†		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
Credit Suisse First Boston Swaption Put, September 2009, Strike Price $1.60		3,100,000	S	$17,039	E
U.S. Treasury Note Futures Put, July 2009, Strike Price $115.50		143	S	131,828

				2,900,230

Repurchase Agreements	11.0%
Deutsche Bank 0.07%, dated 6/30/09, to be repurchased at $28,600,056 on 7/1/09 (Collateral: $28,955,000 Freddie Mac notes, 1.722% due 4/27/11, value $29,171,989)		$28,600,000		28,600,000
Morgan Stanley 0.01%, dated 6/30/09, to be repurchased at $2,791,001 on 7/1/09 (Collateral: $2,835,000 Federal Home Loan Bank bonds, 0.930% due 3/30/10, value $2,846,819)		2,791,000		2,791,000

				31,391,000

Total Short-Term Securities (Cost—$57,988,440)				59,245,855
Total Investments (Cost—$405,275,926)T	116.4%			332,724,276
Other Assets Less Liabilities	(16.4)%			(46,862,527)

Net Assets	100.0%			$285,861,749

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedR
Eurodollar Futures	September 2009	117	$497,284
Eurodollar Futures	March 2010	58	30,298
Eurodollar Futures	June 2010	28	(23,590)
Eurodollar Futures	September 2010	69	(30,595)
U.S. Treasury Note Futures	September 2009	210	(153,441)
U.S. Treasury Note Futures	September 2009	7	(4,051)

			$315,905

Futures Contracts WrittenR
U.S. Treasury Bond Futures	September 2009	58	$(130,415)
U.S. Treasury Note Futures	September 2009	145	25

			$(130,390)

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenR
Barclays Swaption Call, Strike Price $1.60	September 2009	2,800,000	$(2,381	)E
Barclays Swaption Call, Strike Price $4.86	October 2013	4,770,000	(82,189)
Barclays Swaption Call, Strike Price $4.95	October 2013	4,770,000	(105,884)
Barclays Swaption Put, Strike Price $4.86	October 2013	4,770,000	(41,346)
Barclays Swaption Put, Strike Price $4.95	October 2013	4,770,000	(34,811)
Credit Suisse First Boston Swaption Call, Strike Price $1.60	September 2009	3,000,000	(2,551	)E
Credit Suisse First Boston Swaption Call, Strike Price $4.00	July 2009	20,000,000	(280,140	)E
Credit Suisse First Boston Swaption Put, Strike Price $4.11	July 2009	51,400,000	(307,907)
Credit Suisse First Boston Swaption Put, Strike Price $4.20	August 2009	25,800,000	(225,943)
Credit Suisse First Boston Swaption Put, Strike Price $4.43	October 2009	33,400,000	(477,276)
Credit Suisse First Boston Swaption Put, Strike Price $4.48	November 2009	25,800,000	(363,303)
Credit Suisse First Boston Swaption Put, Strike Price $4.74	October 2009	25,800,000	(594,499)
Credit Suisse First Boston Swaption Put, Strike Price $5.03	April 2010	12,900,000	(401,562)
Eurodollar Futures Call, Strike Price $99.25	September 2009	170	(12,925)
Eurodollar Futures Put, Strike Price $99.00	September 2009	143	27,441
Eurodollar Futures Put, Strike Price $99.25	September 2009	141	13,395
U.S. Treasury Bond Futures Call, Strike Price $117.00	July 2009	48	(43,740)
U.S. Treasury Note Futures Call, Strike Price $116.00	July 2009	43	(16,340)
U.S. Treasury Note Futures Call, Strike Price $118.00	July 2009	53	6,360
U.S. Treasury Note Futures Put, Strike Price $113.50	July 2009	143	(11,887)

			$(2,957,488)

N.M.—Not Meaningful.

A

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B	Bond is currently in default.
C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 8.14% of net assets.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

E	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

Semi-Annual Report to Shareholders

F	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
J

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

K	All or a portion of this security is collateral to cover futures and options contracts written.
L	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
N	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
O

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

P	Non-income producing.
Q	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
R	Options written and futures are described in more detail in the notes to financial statements.
S	Par represents actual number of contracts.
T

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,315,513
Gross unrealized depreciation	(77,867,163)

Net unrealized depreciation	$(72,551,650)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	—	Australian Dollar
BRL	—	Brazilian Real
GBP	—	British Pound
IDR	—	Indonesian Rupiah
SEK	—	Swedish Krona
THB	—	Thai Baht

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Absolute Return Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at value (Cost—$347,287,486)		$273,478,421
Short-term securities at value (Cost—$57,988,440)		59,245,855
Cash		48,297
Foreign currency at value (Cost—$501,493)		530,851
Restricted cash pledged for swaps		6,500,000
Interest receivable		3,213,067
Receivable for securities sold		2,299,026
Premiums paid on open swaps		557,539
Unrealized appreciation of swaps		164,708
Receivable for fund shares sold		99,053
Amount receivable for open swaps		67,288
Deposits with brokers for open futures contracts		33,972

Total assets		346,238,077

Liabilities:
Payable for securities purchased	$50,601,797
Premiums received on open swaps	107,060
Options written (Proceeds—$3,107,098)	6,064,586
Unrealized depreciation of swaps	2,738,760
Amount payable for open swaps	242,683
Accrued management fee	158,070
Unrealized depreciation of forward foreign currency contracts	140,568
Payable for fund shares repurchased	106,701
Income distribution payable	87,002
Futures variation margin payable	26,894
Accrued distribution fee	382
Accrued expenses	101,825

Total liabilities		60,376,328

Net Assets		$285,861,749

Net assets consist of:
Accumulated paid-in-capital		$376,905,321
Undistributed net investment income		173,133
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(13,229,806)
Net unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(77,986,899)

Net Assets		$285,861,749

Net Asset Value Per Share:
Institutional Class (10,595,942 shares outstanding)		$8.70
Institutional Select Class (22,149,997 shares outstanding)		$8.71
Financial Intermediary Class (81,005 shares outstanding)		$8.71

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Absolute Return Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$9,223,968		$22,135,513
Dividends	33,274		3,325
Less: Foreign taxes withheld	(8,359)		(5,918)

Total income		$9,248,883		$22,132,920
Expenses:
Management fees	1,045,470		2,620,299
Distribution fees:
Financial Intermediary Class	856		1,274
Audit and legal fees	46,158		96,318
Custodian fees	44,029		99,296
Directors’ fees and expenses	8,518		14,398
Registration fees	17,513		42,345
Reports to shareholders:
Institutional Class	7,840		2,986
Institutional Select Class	1,717		2,059
Financial Intermediary Class	286		103
Transfer agent and shareholder servicing expense:
Institutional Class	8,914		14,344
Institutional Select Class	3,215		615
Financial Intermediary Class	569		313
Other expenses	8,628		28,438

	1,193,713		2,922,788
Less: Fees waived	(77,689)		(126,860)
Compensating balance credits	0 *		(234)

Net expenses		1,116,024		2,795,694

Net Investment Income		8,132,859		19,337,226
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(7,952,714)		(7,284,345)
Options written	3,161,057		2,441,085
Futures	(1,469,274)		(2,682,196)
Swaps	(2,886,891)		1,241,721
Foreign currency translations	1,503,149		2,044,958

		(7,644,673)		(4,238,777)
Change in unrealized appreciation/(depreciation) of:
Investments	32,970,075		(79,003,766)
Options written	(1,533,360)		(1,593,240)
Futures	(445,381)		1,927,281
Swaps	6,455,229		(7,129,037)
Foreign currency translations	(1,595,046)		2,007,422

		35,851,517		(83,791,340)

Net Realized and Unrealized Gain/(Loss) on Investments		28,206,844		(88,030,117)

Change in Net Assets Resulting From Operations		$36,339,703		$(68,692,891)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Absolute Return Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$8,132,859	$19,337,226	$23,988,721

Net realized gain/(loss)	(7,644,673)	(4,238,777)	15,106,897

Change in unrealized appreciation/(depreciation)	35,851,517	(83,791,340)	(31,265,829)

Change in net assets resulting from operations	36,339,703	(68,692,891)	7,829,789

Distributions to shareholders from:
Net investment income:
Institutional Class	(3,365,568)	(16,087,470)	(23,789,518)
Institutional Select Class	(5,096,317)	(5,703,469)	N/A
Financial Intermediary Class	(19,399)	(36,322)	(4,728)

Net realized gain on investments:
Institutional Class	—	(12,841,701)	(2,180,665)
Financial Intermediary Class	—	(9,321)	(163)

Change in net assets from fund share transactions:
Institutional Class	(69,398,724)	(334,535,983)	207,117,247
Institutional Select Class	13,331,958	190,945,457	N/A
Financial Intermediary Class	(185,971)	593,184	396,921

Change in net assets	(28,394,318)	(246,368,516)	189,368,883

Net Assets:
Beginning of period	314,256,067	560,624,583	371,255,700

End of period	$285,861,749	$314,256,067	$560,624,583

Undistributed net investment income	$173,133	$521,558	$1,582,356

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008	2007B
Net asset value, beginning of period	$7.81		$9.82		$10.23	$10.00

Investment operations:
Net investment incomeC	.23		.38		.49	.36
Net realized and unrealized gain/(loss)	.90		(1.71)		(.36)	.29

Total from investment operations	1.13		(1.33)		.13	.65

Distributions from:
Net investment income	(.24)		(.44)		(.49)	(.35)
Net realized gain on investments	—		(.24)		(.05)	(.07)

Total distributions	(.24)		(.68)		(.54)	(.42)

Net asset value, end of period	$8.70		$7.81		$9.82	$10.23

Total return†	14.85%		(14.20)%		1.31%	6.63%

Ratios to Average Net Assets:D
Total expenses	.87	%E	.83	%E	.84%	1.09	%E
Expenses net of waivers, if any	.80	%E	.80	%E	.84%	.93	%E
Expenses net of all reductions	.80	%E	.80	%E	.83%	.89	%E
Net investment income	5.8	%E	5.5	%E	4.9%	4.9	%E

Supplemental Data:
Portfolio turnover rate	123.1%		229.6%		386.9%	182.2%
Net assets, end of period (in thousands)	$92,186		$152,349		$560,219	$371,239

A	For the period April 1, 2008 to December 31, 2008.
B	For the period July 6, 2006 (commencement of operations) to March 31, 2007.
C	Computed using average daily shares outstanding.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$7.82	$9.15

Investment operations:
Net investment incomeB	.23	.20
Net realized and unrealized gain/(loss)	.90	(1.26)

Total from investment operations	1.13	(1.06)

Distributions from:
Net investment income	(.24)	(.27)

Total distributions	(.24)	(.27)

Net asset value, end of period	$8.71	$7.82

Total return†	14.76%	(11.69)%

Ratios to Average Net Assets:C
Total expensesD	.85%	.85%
Expenses net of waivers, if anyD	.80%	.80%
Expenses net of all reductionsD	.80%	.80%
Net investment incomeD	5.9%	5.8%

Supplemental Data:
Portfolio turnover rate	123.1%	229.6%
Net assets, end of period (in thousands)	$192,970	$161,094

A	For the period August 4, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008	2007B
Net asset value, beginning of period	$7.82		$9.82		$10.23	$10.17

Investment operations:
Net investment incomeC	.22		.35		.47	.27
Net realized and unrealized gain/(loss)	.90		(1.69)		(.37)	.13

Total from investment operations	1.12		(1.34)		.10	.40

Distributions from:
Net investment income	(.23)		(.42)		(.46)	(.27)
Net realized gain on investments	—		(.24)		(.05)	(.07)

Total distributions	(.23)		(.66)		(.51)	(.34)

Net asset value, end of period	$8.71		$7.82		$9.82	$10.23

Total return†	14.67%		(14.31)%		1.03%	3.99%

Ratios to Average Net Assets:D
Total expenses	1.34	%E	1.38	%E	1.31%	85.97	%E
Expenses net of waivers, if any	1.05	%E	1.05	%E	1.06%	1.18	%E
Expenses net of all reductions	1.05	%E	1.05	%E	1.03%	1.16	%E
Net investment income	5.5	%E	5.5	%E	4.7%	4.6	%E

Supplemental Data:
Portfolio turnover rate	123.1%		229.6%		386.9%	182.2%
Net assets, end of period (in thousands)	$706		$813		$406	$17

A	For the period April 1, 2008 to December 31, 2008.
B	For the period September 6, 2006 (commencement of operations) to March 31, 2007.
C	Computed using average daily shares outstanding.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,268.60	$3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.77	3.06
Institutional Select Class:
Actual	$1,000.00	$1,268.80	$3.49
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.61% and 0.62% for the Institutional Class and Institutional Select Class, multiplied by the average value over the period, multiplied by the number of days in the most recent half-year then divided by 365.

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market indexes. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. Non-U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Performance Information—(Unaudited) Continued

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

C	Preferred Stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset High Yield Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

EM HY IG Credit BCHYI	— — — —	Emerging Market High Yield Investment Grade Credit Barclays Capital U.S. Corporate High Yield, 2% Issuer CAP Index

Semi-Annual Report to Shareholders

Effective Duration

Western Asset High Yield Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

HY IG Credit BCHYI	— — —	High Yield Investment Grade Credit Barclays Capital U.S. Corporate High Yield, 2% Issuer CAP Index

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset High Yield Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	96.8%

Corporate Bonds and Notes	79.5%

Aerospace and Defense	0.5%
L-3 Communications Corp.		5.875%	1/15/15	$1,685,000	$1,495,437
L-3 Communications Corp.		6.375%	10/15/15	1,575,000	1,429,313

					2,924,750

Airlines	1.4%
Continental Airlines Inc.		7.339%	4/19/14	1,305,000	939,600
Continental Airlines Inc.		8.388%	11/1/20	584,166	414,758
DAE Aviation Holdings Inc.		11.250%	8/1/15	8,875,000	5,147,500	A
Delta Air Lines Inc.		8.954%	8/10/14	1,691,969	1,125,159
United Air Lines Inc.		7.032%	10/1/10	255,248	250,144
United Air Lines Inc.		7.186%	10/1/12	732,438	721,451

					8,598,612

Auto Components	0.3%
Allison Transmission		12.000%	11/1/15	2,390,000	1,673,000	A,B
Visteon Corp.		8.250%	8/1/10	3,172,000	95,160	C
Visteon Corp.		12.250%	12/31/16	3,986,000	139,510	A,C

					1,907,670

Automobiles	0.3%
General Motors Corp.		7.200%	1/15/11	6,180,000	772,500	C
General Motors Corp.		8.250%	7/15/23	1,320,000	161,700	C
General Motors Corp.		8.375%	7/15/33	9,260,000	1,180,650	C

					2,114,850

Building Products	1.3%
Associated Materials Inc.		9.750%	4/15/12	2,150,000	1,881,250
Associated Materials Inc.		11.250%	3/1/14	6,530,000	2,873,200
Nortek Inc.		10.000%	12/1/13	2,855,000	2,291,138
NTK Holdings Inc.		0.000%	3/1/14	4,445,000	355,600	D
Owens Corning Inc.		9.000%	6/15/19	560,000	543,185

					7,944,373

Capital Markets	0.1%
Lehman Brothers Holdings Inc.		5.250%	2/6/12	2,570,000	379,075	C

Chemicals	0.5%
ARCO Chemical Co.		9.800%	2/1/20	70,000	22,050	C,E
Ashland Inc.		9.125%	6/1/17	2,145,000	2,230,800	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Chemicals—Continued
Georgia Gulf Corp.		10.750%	10/15/16	$5,485,000	$548,500	E
Westlake Chemical Corp.		6.625%	1/15/16	712,000	623,000

					3,424,350

Commercial Banks	0.5%
Wells Fargo Capital XIII		7.700%	12/29/49	2,875,000	2,386,250	D
Wells Fargo Capital XV		9.750%	12/29/49	910,000	880,425	D

					3,266,675

Commercial Services and Supplies	1.0%
RSC Equipment Rental Inc.		9.500%	12/1/14	4,090,000	3,282,225
US Investigations Services Inc.		10.500%	11/1/15	320,000	260,800	A
US Investigations Services Inc.		11.750%	5/1/16	3,700,000	2,849,000	A

					6,392,025

Communications Equipment	0.5%
EchoStar DBS Corp.		7.000%	10/1/13	910,000	864,500
EchoStar DBS Corp.		6.625%	10/1/14	1,460,000	1,346,850
EchoStar DBS Corp.		7.750%	5/31/15	665,000	633,413

					2,844,763

Consumer Finance	5.0%
Ford Motor Credit Co.		8.625%	11/1/10	1,175,000	1,104,411
Ford Motor Credit Co.		9.875%	8/10/11	2,780,000	2,571,647
Ford Motor Credit Co.		12.000%	5/15/15	18,655,000	17,445,354
GMAC LLC		6.500%	10/15/09	2,685,000	2,664,862	A
GMAC LLC		8.000%	12/31/18	404,000	256,540	A
GMAC LLC		8.000%	11/1/31	10,868,000	7,607,600	A

					31,650,414

Containers and Packaging	0.9%
BWAY Corp.		10.000%	4/15/14	1,120,000	1,117,200	A
Graham Packaging Co. Inc.		8.500%	10/15/12	895,000	863,675
Graham Packaging Co. Inc.		9.875%	10/15/14	485,000	451,050
Rock-Tenn Co.		9.250%	3/15/16	975,000	992,063
Solo Cup Co.		10.500%	11/1/13	850,000	852,125	A
Solo Cup Co.		8.500%	2/15/14	1,980,000	1,623,600

					5,899,713

Distributors	0.1%
Keystone Automotive Operations Inc.		9.750%	11/1/13	1,450,000	478,500

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Consumer Services	1.1%
Education Management LLC		10.250%	6/1/16	$5,285,000	$5,166,087
Service Corp. International		7.625%	10/1/18	515,000	477,663
Service Corp. International		7.500%	4/1/27	1,332,000	1,045,620

					6,689,370

Diversified Financial Services	4.8%
AAC Group Holding Corp.		10.250%	10/1/12	4,935,000	3,577,875	A
Bank of America Corp.		8.000%	12/29/49	640,000	534,502	D
CCM Merger Inc.		8.000%	8/1/13	3,345,000	2,308,050	A
CIT Group Inc.		4.125%	11/3/09	840,000	796,251
CIT Group Inc.		0.759%	3/12/10	3,155,000	2,687,233	F
DI Finance LLC		9.500%	2/15/13	4,975,000	4,800,875
El Paso Performance-Linked		7.750%	7/15/11	140,000	137,394	A
Fresenius US Finance II Inc.		9.000%	7/15/15	3,365,000	3,508,013	A
JPMorgan Chase and Co.		7.900%	4/29/49	2,960,000	2,590,296	D
Leucadia National Corp.		8.125%	9/15/15	2,100,000	1,900,500
Leucadia National Corp.		7.125%	3/15/17	490,000	398,125
TNK-BP Finance SA		7.875%	3/13/18	815,000	672,375	A
Vanguard Health Holding Co. I LLC		0.000%	10/1/15	655,000	638,625	D
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	5,785,000	5,539,138

					30,089,252

Diversified Telecommunication Services	3.3%
Cincinnati Bell Inc.		6.300%	12/1/28	2,830,000	1,754,600
Hawaiian Telcom Communications Inc.		12.500%	5/1/15	1,305,000	131	C,E
Intelsat Corp.		9.250%	8/15/14	2,550,000	2,467,125	A
Level 3 Financing Inc.		12.250%	3/15/13	5,905,000	5,609,750
Level 3 Financing Inc.		9.250%	11/1/14	2,815,000	2,308,300
MetroPCS Wireless Inc.		9.250%	11/1/14	175,000	173,906
Qwest Communications International Inc.		7.250%	2/15/11	337,000	326,890
Qwest Communications International Inc.		7.500%	2/15/14	477,000	435,262
Univision Communications Inc.		7.850%	7/15/11	1,310,000	1,290,350
Univision Communications Inc.		12.000%	7/1/14	2,840,000	2,790,300	A
Windstream Corp.		8.625%	8/1/16	3,550,000	3,399,125

					20,555,739

Electric Utilities	3.6%
Elwood Energy LLC		8.159%	7/5/26	2,070,702	1,721,391
Energy Future Holdings Corp.		10.875%	11/1/17	1,485,000	1,084,050
Energy Future Holdings Corp.		11.250%	11/1/17	30,427,300	18,560,653	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities—Continued
Texas Competitive Electric Holdings Co. LLC		10.250%	11/1/15	$180,000	$112,050
Texas Competitive Electric Holdings Co. LLC		10.500%	11/1/16	2,002,188	921,006	B

					22,399,150

Energy Equipment and Services	0.8%
Complete Production Services Inc.		8.000%	12/15/16	1,735,000	1,483,425
Key Energy Services Inc.		8.375%	12/1/14	2,710,000	2,391,575
RRI Energy Inc.		7.875%	6/15/17	1,420,000	1,270,900

					5,145,900

Food and Staples Retailing	0.1%
Supervalu Inc.		8.000%	5/1/16	515,000	499,550

Food Products	0.4%
Dole Food Co. Inc.		7.250%	6/15/10	2,551,000	2,512,735
Dole Food Co. Inc.		13.875%	3/15/14	65,000	71,500	A

					2,584,235

Gas Utilities	0.3%
Suburban Propane Partners LP		6.875%	12/15/13	2,190,000	2,014,800

Health Care Equipment and Supplies	0.7%
Biomet Inc.		10.375%	10/15/17	4,145,000	4,010,287	B
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	135,000	137,363

					4,147,650

Health Care Providers and Services	5.9%
CRC Health Corp.		10.750%	2/1/16	6,430,000	4,308,100
DaVita Inc.		6.625%	3/15/13	1,520,000	1,432,600
DaVita Inc.		7.250%	3/15/15	2,820,000	2,650,800
HCA Inc.		9.000%	12/15/14	51,000	42,271
HCA Inc.		6.375%	1/15/15	1,013,000	823,063
HCA Inc.		9.250%	11/15/16	490,000	482,650
HCA Inc.		9.625%	11/15/16	6,831,000	6,762,690	B
HCA Inc.		7.500%	12/15/23	150,000	97,706
HCA Inc.		7.690%	6/15/25	1,675,000	1,028,629
IASIS Healthcare LLC		8.750%	6/15/14	405,000	396,900
Tenet Healthcare Corp.		9.000%	5/1/15	2,007,000	2,022,052	A
Tenet Healthcare Corp.		10.000%	5/1/18	4,877,000	5,120,850	A
Tenet Healthcare Corp.		8.875%	7/1/19	1,989,000	1,998,945	A
U.S. Oncology Holdings Inc.		6.904%	3/15/12	6,713,000	5,655,702	B,F

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services—Continued
U.S. Oncology Inc.		9.125%	8/15/17	$2,390,000	$2,372,075	A
Universal Hospital Services Inc.		4.635%	6/1/15	840,000	676,200	F
Universal Hospital Services Inc.		8.500%	6/1/15	1,015,000	956,638	B

					36,827,871

Hotels, Restaurants and Leisure	6.2%
Ameristar Casinos Inc.		9.250%	6/1/14	2,290,000	2,335,800	A
Boyd Gaming Corp.		6.750%	4/15/14	620,000	502,200
Boyd Gaming Corp.		7.125%	2/1/16	385,000	285,381
Caesars Entertainment Inc.		8.125%	5/15/11	5,125,000	4,253,750
Denny’s Holdings Inc.		10.000%	10/1/12	1,530,000	1,484,100
El Pollo Loco Inc.		11.750%	12/1/12	1,150,000	1,178,750	A
El Pollo Loco Inc.		11.750%	11/15/13	3,906,000	3,124,800
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.		10.250%	6/15/15	1,455,000	54,563	A,C
Harrah’s Operating Co. Inc.		10.750%	2/1/16	1,010,000	489,850
Harrah’s Operating Co. Inc.		10.000%	12/15/18	234,000	134,550	A
Harrahs Operating Escrow LLC		11.250%	6/1/17	4,250,000	4,016,250	A
Indianapolis Downs LLC and Capital Corp.		11.000%	11/1/12	2,255,000	1,747,625	A
Indianapolis Downs LLC and Capital Corp.		15.500%	11/1/13	3,361,163	1,865,445	A,B
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	5,655,000	2,262,000	C
Mandalay Resort Group		9.375%	2/15/10	53,000	50,350
MGM MIRAGE		8.500%	9/15/10	135,000	122,512
MGM MIRAGE		8.375%	2/1/11	5,125,000	4,100,000
MGM MIRAGE		6.750%	9/1/12	110,000	78,100
MGM MIRAGE		10.375%	5/15/14	260,000	269,750	A
MGM MIRAGE		11.125%	11/15/17	620,000	657,200	A
Mohegan Tribal Gaming Authority		6.375%	7/15/09	2,370,000	2,310,750
Quapaw Downstream Development		12.000%	10/15/15	1,940,000	1,047,600	A
Sbarro Inc.		10.375%	2/1/15	2,395,000	1,460,950
Snoqualmie Entertainment Authority		5.384%	2/1/14	2,755,000	1,322,400	A,F
Station Casinos Inc.		6.000%	4/1/12	2,905,000	1,002,225	E
Station Casinos Inc.		7.750%	8/15/16	2,625,000	905,625	E
Station Casinos Inc.		6.625%	3/15/18	890,000	17,800	E
The Choctaw Resort
Development Enterprise		7.250%	11/15/19	285,000	162,450	A
Wendy’s/Arby’s Group Inc.		10.000%	7/15/16	1,595,000	1,525,219	A

					38,767,995

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Household Durables	1.6%
American Greetings Corp.		7.375%	6/1/16	$235,000	$168,025
K Hovnanian Enterprises Inc.		11.500%	5/1/13	4,040,000	3,494,600
Norcraft Cos.		9.000%	11/1/11	5,460,000	5,405,400
Norcraft Holdings LP		9.750%	9/1/12	1,135,000	1,061,225

					10,129,250

Household Products	0.2%
Visant Holding Corp.		8.750%	12/1/13	1,250,000	1,228,125

Independent Power Producers and Energy Traders	4.4%
Calpine Corp.		8.000%	6/1/16	2,490,000	2,384,175	A
Dynegy Holdings Inc.		7.750%	6/1/19	5,970,000	4,649,137
Edison Mission Energy		7.500%	6/15/13	3,575,000	3,199,625
Edison Mission Energy		7.750%	6/15/16	1,960,000	1,597,400
Edison Mission Energy		7.200%	5/15/19	1,260,000	938,700
Edison Mission Energy		7.625%	5/15/27	2,435,000	1,558,400
Mirant Mid Atlantic LLC		9.125%	6/30/17	818,493	812,354
Mirant Mid Atlantic LLC		10.060%	12/30/28	2,377,278	2,285,159
Mirant North America LLC		7.375%	12/31/13	780,000	748,800
NRG Energy Inc.		7.250%	2/1/14	770,000	746,900
NRG Energy Inc.		7.375%	1/15/17	1,750,000	1,649,375
The AES Corp.		9.375%	9/15/10	180,000	181,800
The AES Corp.		8.750%	5/15/13	1,302,000	1,321,530	A
The AES Corp.		8.000%	10/15/17	4,315,000	4,012,950
The AES Corp.		8.000%	6/1/20	1,255,000	1,126,363
TXU Corp.		5.550%	11/15/14	335,000	211,526

					27,424,194

Insurance	0.7%
American International Group Inc.		5.450%	5/18/17	2,365,000	1,244,832
American International Group Inc.		8.250%	8/15/18	670,000	394,300	A
American International Group Inc.		8.175%	5/15/58	4,190,000	1,195,390	A,D
MetLife Capital Trust IV		7.875%	12/15/37	1,585,000	1,283,850	A,D

					4,118,372

IT Services	0.7%
Ceridian Corp.		11.250%	11/15/15	620,000	518,475
Ceridian Corp.		12.250%	11/15/15	2,080,000	1,500,200	B
First Data Corp.		9.875%	9/24/15	2,300,000	1,633,000	A
SunGard Data Systems Inc.		10.250%	8/15/15	505,000	466,494

					4,118,169

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Machinery	0.3%
American Railcar Industries Inc.		7.500%	3/1/14	$1,120,000	$977,200
Terex Corp.		10.875%	6/1/16	550,000	550,000
Terex Corp.		8.000%	11/15/17	555,000	426,656

					1,953,856

Marine	0.1%
Horizon Lines Inc.		4.250%	8/15/12	895,000	627,619	G

Media	6.2%
Affinion Group Inc.		10.125%	10/15/13	1,225,000	1,133,125
Affinion Group Inc.		10.125%	10/15/13	2,615,000	2,418,875	A
Affinion Group Inc.		11.500%	10/15/15	6,050,000	5,172,750
AMC Entertainment Inc.		8.750%	6/1/19	675,000	634,500	A
Cablevision Systems Corp.		8.000%	4/15/12	985,000	975,150
CCH I Holdings LLC		11.000%	10/1/15	11,349,000	1,361,880	C,E
CCH I Holdings LLC		11.000%	10/1/15	1,515,000	174,225	C,E
CCH II Holdings LLC		10.250%	10/1/13	960,000	1,008,000	C,E
Charter Communications Holdings LLC		11.750%	5/15/11	770,000	2,310	C,E
Charter Communications Holdings LLC		12.125%	1/15/12	810,000	12,150	C,E
Charter Communications Operating LLC		10.875%	9/15/14	7,855,000	8,129,925	A,C,E
CMP Susquehanna Corp.		4.774%	5/15/14	172,000	73,100	H,I
CSC Holdings Inc.		6.750%	4/15/12	1,950,000	1,881,750
CSC Holdings Inc.		8.500%	6/15/15	1,005,000	987,413	A
DirecTV Holdings LLC		8.375%	3/15/13	1,535,000	1,538,837
Idearc Inc.		8.000%	11/15/16	2,925,000	76,781	C
R.H. Donnelley Corp.		6.875%	1/15/13	685,000	35,106	C
TL Acquisitions Inc.		10.500%	1/15/15	2,245,000	1,818,450	A
TL Acquisitions Inc.		0.000%	7/15/15	2,815,000	2,054,950	A,D
UPC Holding BV		9.875%	4/15/18	1,160,000	1,103,450	A
Virgin Media Finance PLC		9.500%	8/15/16	2,200,000	2,167,000
Virgin Media Inc.		6.500%	11/15/16	6,910,000	5,355,250	A,G
WMG Acqusition Corp.		9.500%	6/15/16	770,000	766,150	A

					38,881,127

Metals and Mining	1.9%
Metals USA Inc.		11.125%	12/1/15	2,865,000	2,352,881
Noranda Aluminium Acquisition Corp.		6.163%	5/15/15	7,817,315	4,309,295	B,F
Ryerson Inc.		12.000%	11/1/15	6,545,000	5,334,175

					11,996,351

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	1.3%
Dollar General Corp.		10.625%	7/15/15	$1,555,000	$1,679,400
Dollar General Corp.		11.875%	7/15/17	245,000	264,600	B
Federated Retail Holdings Inc.		5.350%	3/15/12	2,000,000	1,820,424
The Neiman-Marcus Group Inc.		9.000%	10/15/15	5,979,665	3,528,002	B
The Neiman-Marcus Group Inc.		7.125%	6/1/28	1,800,000	1,089,000

					8,381,426

Oil, Gas and Consumable Fuels	10.1%
ANR Pipeline Inc.		9.625%	11/1/21	1,219,000	1,724,234
Atlas Pipeline Partners LP		8.750%	6/15/18	2,625,000	1,798,125
Belden and Blake Corp.		8.750%	7/15/12	9,400,000	7,614,000
Berry Petroleum Co.		10.250%	6/1/14	1,805,000	1,823,050
Chesapeake Energy Corp.		6.375%	6/15/15	1,850,000	1,646,500
Chesapeake Energy Corp.		6.250%	1/15/18	2,250,000	1,867,500
Chesapeake Energy Corp.		7.250%	12/15/18	4,120,000	3,584,400
El Paso Corp.		7.875%	6/15/12	315,000	308,980
El Paso Corp.		8.250%	2/15/16	1,490,000	1,449,025
El Paso Corp.		7.800%	8/1/31	2,945,000	2,402,263
El Paso Natural Gas Co.		8.375%	6/15/32	830,000	902,818
Encore Acquisition Co.		9.500%	5/1/16	550,000	541,750
Enterprise Products Operating LP		8.375%	8/1/66	2,905,000	2,338,525	D
Exco Resources Inc.		7.250%	1/15/11	3,623,000	3,514,310
Forest Oil Corp.		8.500%	2/15/14	2,170,000	2,132,025	A
Inergy LP		8.250%	3/1/16	680,000	647,700
International Coal Group Inc.		10.250%	7/15/14	3,815,000	2,689,575
Mariner Energy Inc.		7.500%	4/15/13	1,085,000	987,350
Mariner Energy Inc.		8.000%	5/15/17	1,260,000	1,045,800
MarkWest Energy Partners LP		8.750%	4/15/18	1,565,000	1,353,725
Parallel Petroleum Corp.		10.250%	8/1/14	2,100,000	1,512,000
Parker Drilling Co.		9.625%	10/1/13	836,000	773,300
Petrohawk Energy Corp.		9.125%	7/15/13	2,255,000	2,243,725
Plains Exploration and Production Co.		10.000%	3/1/16	2,180,000	2,239,950
Quicksilver Resources Inc.		8.250%	8/1/15	1,810,000	1,610,900
Quicksilver Resources Inc.		11.750%	1/1/16	1,225,000	1,267,875
SandRidge Energy Inc.		8.625%	4/1/15	2,925,000	2,625,187	B
SandRidge Energy Inc.		9.875%	5/15/16	90,000	86,850	A
SandRidge Energy Inc.		8.000%	6/1/18	4,325,000	3,697,875	A
SemGroup LP		8.750%	11/15/15	5,260,000	210,400	A,C,E
Sonat Inc.		7.625%	7/15/11	85,000	83,286
Stone Energy Corp.		8.250%	12/15/11	280,000	229,600

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Stone Energy Corp.		6.750%	12/15/14	$1,465,000	$922,950
Targa Resources Partners LP		8.250%	7/1/16	530,000	449,175
Transcontinental Gas Pipe Line Corp.		8.875%	7/15/12	950,000	1,044,536
VeraSun Energy Corp.		9.375%	6/1/17	2,135,000	248,194	C
W&T Offshore Inc.		8.250%	6/15/14	2,130,000	1,640,100	A
Whiting Petroleum Corp.		7.250%	5/1/12	175,000	167,563
Whiting Petroleum Corp.		7.000%	2/1/14	2,105,000	1,952,387

					63,377,508

Paper and Forest Products	1.9%
Appleton Papers Inc.		8.125%	6/15/11	580,000	377,000	E
Appleton Papers Inc.		9.750%	6/15/14	7,680,000	2,611,200	E
Georgia-Pacific LLC		8.250%	5/1/16	3,755,000	3,642,350	A
NewPage Corp.		7.278%	5/1/12	5,960,000	2,920,400	F
NewPage Corp.		10.000%	5/1/12	810,000	388,800
Newpage Holding Corp.		8.579%	11/1/13	2,701,162	310,634	B,F
Verso Paper Holdings LLC		11.500%	7/1/14	2,100,000	1,921,500	A

					12,171,884

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	8,470,000	21,175	C,E

Real Estate Investment Trusts (REITs)	0.2%
Host Marriott LP		6.375%	3/15/15	625,000	540,625
Ventas Inc.		9.000%	5/1/12	682,000	702,460

					1,243,085

Real Estate Management and Development	0.5%
Ashton Woods USA LLC		0.000%	6/30/15	1,003,200	376,200	A,D,E
Forest City Enterprises Inc.		7.625%	6/1/15	415,000	261,450
Realogy Corp.		10.500%	4/15/14	3,430,000	1,483,475
Realogy Corp.		11.000%	4/15/14	293,062	92,315	B
Realogy Corp.		12.375%	4/15/15	2,975,000	833,000

					3,046,440

Road and Rail	1.0%
Hertz Corp.		10.500%	1/1/16	410,000	364,900
Kansas City Southern Railway		13.000%	12/15/13	570,000	627,000
RailAmerica Inc.		9.250%	7/1/17	3,565,000	3,440,225	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Road and Rail—Continued
Swift Transportation Co.		8.633%	5/15/15	$1,960,000	$646,800	A,F
Swift Transportation Co.		12.500%	5/15/17	3,425,000	1,198,750	A

					6,277,675

Semiconductors and Semiconductor Equipment	0.3%
Freescale Semiconductor Inc.		8.875%	12/15/14	1,990,000	1,004,950
Freescale Semiconductor Inc.		9.125%	12/15/14	561,416	207,724	B
Freescale Semiconductor Inc.		10.125%	12/15/16	2,375,000	807,500

					2,020,174

Software	0.1%
Activant Solutions Inc.		9.500%	5/1/16	660,000	509,850

Specialty Retail	0.9%
AutoNation Inc.		3.131%	4/15/13	875,000	771,094	F
Blockbuster Inc.		9.000%	9/1/12	3,575,000	1,716,000
Eye Care Centers of America Inc.		10.750%	2/15/15	895,000	895,000
Limited Brands Inc.		8.500%	6/15/19	270,000	258,684	A
Michaels Stores Inc.		10.000%	11/1/14	2,355,000	1,978,200

					5,618,978

Textiles, Apparel and Luxury Goods	0.6%
Oxford Industries Inc.		11.375%	7/15/15	4,020,000	3,999,900	A

Thrifts and Mortgage Finance	0.1%
Ocwen Capital Trust I		10.875%	8/1/27	635,000	514,350

Tobacco	1.1%
Alliance One International Inc.		8.500%	5/15/12	1,960,000	1,935,500
Alliance One International Inc.		11.000%	5/15/12	2,640,000	2,758,800
Alliance One International Inc.		10.000%	7/15/16	2,630,000	2,491,925	A

					7,186,225

Trading Companies and Distributors	1.5%
Ashtead Capital Inc.		9.000%	8/15/16	3,296,000	2,793,360	A
H&E Equipment Services Inc.		8.375%	7/15/16	4,065,000	3,262,162
Penhall International Corp.		12.000%	8/1/14	6,730,000	2,422,800	A,E
RSC Equipment Rental Inc.		10.000%	7/15/17	1,230,000	1,230,000	A,I

					9,708,322

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Transportation Infrastructure	0.6%
Hawker Beechcraft Acquisition Co.		8.500%	4/1/15	$730,000	$375,950
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	7,330,000	3,078,600	B

					3,454,550

Wireless Telecommunication Services	3.6%
ALLTEL Communications Inc.		10.375%	12/1/17	2,300,000	2,741,996	A,B
CC Holdings GS V LLC/Crown Castle GS III Corp.		7.750%	5/1/17	1,290,000	1,257,750	A
Cricket Communications Inc.		7.750%	5/15/16	1,165,000	1,121,312	A
iPCS Inc.		3.153%	5/1/13	1,050,000	829,500	F
MetroPCS Wireless Inc.		9.250%	11/1/14	885,000	876,150	A
Sprint Capital Corp.		7.625%	1/30/11	4,800,000	4,746,000
Sprint Capital Corp.		8.375%	3/15/12	4,465,000	4,398,025
Sprint Capital Corp.		6.875%	11/15/28	985,000	699,350
Sprint Capital Corp.		8.750%	3/15/32	7,575,000	6,097,875

					22,767,958

Total Corporate Bonds and Notes (Cost $614,986,401)					498,323,845
Mortgage-Backed Securities	N.M.

Variable Rate SecuritiesH	N.M.
BlackRock Capital Finance LP 1996-R1		9.580%	9/25/26	459,242	109,942	I

Total Mortgage-Backed Securities (Cost $402,730)					109,942
Yankee BondsJ	13.2%

Biotechnology	N.M.
FMC Finance III SA		6.875%	7/15/17	10,000	9,300

Chemicals	0.1%
Methanex Corp.		8.750%	8/15/12	777,000	742,035

Commercial Banks	0.7%
Rabobank Nederland NV		11.000%	12/29/49	2,540,000	2,825,750	A,D
Royal Bank of Scotland Group PLC		5.000%	11/12/13	1,330,000	1,095,464
Royal Bank of Scotland Group PLC		5.050%	1/8/15	560,000	438,956

					4,360,170

Containers and Packaging	0.2%
Smurfit Capital Funding PLC		7.500%	11/20/25	1,990,000	1,422,850

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Diversified Financial Services	0.6%
Petroplus Finance Ltd.		6.750%	5/1/14	$995,000	$855,700	A
Petroplus Finance Ltd.		7.000%	5/1/17	1,050,000	871,500	A
TNK-BP Finance SA		7.500%	7/18/16	635,000	541,338	A
TNK-BP Finance SA		7.500%	7/18/16	250,000	217,500	A
TNK-BP Finance SA		7.875%	3/13/18	1,704,000	1,431,360	A

					3,917,398

Diversified Telecommunication Services	2.7%
Intelsat Bermuda Ltd.		9.500%	6/15/16	2,765,000	2,778,825	A
Intelsat Bermuda Ltd.		11.250%	6/15/16	805,000	821,100
Intelsat Intermediate Holding Co. Ltd.		0.000%	2/1/15	2,745,000	2,456,775	D
Intelsat Jackson Holdings Ltd.		11.500%	6/15/16	5,750,000	5,635,000	A
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	4,430,000	4,274,950	A
Wind Acquisition Finance SA		10.750%	12/1/15	985,000	985,000	A

					16,951,650

Energy Equipment and Services	0.4%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,745,000	1,601,038
Compagnie Generale de Geophysique-Veritas		9.500%	5/15/16	730,000	728,175	A

					2,329,213

Foreign Government	0.1%
Russian Federation		7.500%	3/31/30	754,829	743,129	A

Media	0.6%
NTL Cable PLC		9.125%	8/15/16	1,695,000	1,631,437
Sun Media Corp.		7.625%	2/15/13	3,475,000	2,284,813

					3,916,250

Metals and Mining	2.3%
FMG Finance Pty Ltd.		10.625%	9/1/16	6,120,000	5,875,200	A
Novelis Inc.		7.250%	2/15/15	5,295,000	4,024,200
Teck Resources Ltd.		9.750%	5/15/14	1,380,000	1,428,300	A
Teck Resources Ltd.		10.250%	5/15/16	870,000	911,325	A
Teck Resources Ltd.		10.750%	5/15/19	1,740,000	1,870,500	A

					14,109,525

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Oil, Gas and Consumable Fuels	1.4%
Corral Finans AB		6.131%	4/15/10	$6,094,112		$3,534,585	A,B,F
OPTI Canada Inc.		7.875%	12/15/14	1,975,000		1,278,812
OPTI Canada Inc.		8.250%	12/15/14	750,000		495,000
Teekay Shipping Corp.		8.875%	7/15/11	3,272,000		3,247,460

						8,555,857

Paper and Forest Products	1.2%
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	8,450,000		7,774,000	A,C

Road and Rail	2.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	2,845,000		2,702,750
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.625%	12/1/13	1,715,000		1,474,900
Kansas City Southern de Mexico		12.500%	4/1/16	7,729,000		7,844,935	A
Kansas City Southern de Mexico SA de CV		7.375%	6/1/14	1,235,000		1,037,400

						13,059,985

Semiconductors and Semiconductor Equipment	0.1%
Sensata Technologies BV		8.000%	5/1/14	905,000		444,581

Wireless Telecommunication Services	0.7%
True Move Co. Ltd.		10.750%	12/16/13	4,930,000		3,771,450	A
True Move Co. Ltd.		10.750%	12/16/13	775,000		592,875	A

						4,364,325

Total Yankee Bonds (Cost $86,495,642)						82,700,268
Common Stocks and Equity Interests	N.M.

Hotels, Restaurants and Leisure	N.M.
Buffets Restaurants Holdings Inc.				7,025	shs	6,322	I,K

Total Common Stocks and Equity Interests (Cost $3,783,486)						6,322
Preferred Stocks	0.8%
Bank of America Corp.		7.250%		4,800		4,012,944
CMP Susquehanna Radio Holdings Corp.		0.000%		40,019		17,008	A,H,I,K
ION Media Networks Inc.		12.000%		7		—	E,K
Preferred Blocker Inc.		7.000%		1,649		709,173	A

Total Preferred Stocks (Cost $5,419,950)						4,739,125

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Warrants	N.M.
Buffets Restaurants Holdings Inc.				3,104	wts	$—	E,K
CNB Capital Trust				45,731		1,258	A,I,K
Turbo Cayman Co. Ltd.		0.000%		1		—	I,K

Total Warrants (Cost $1,258)						1,258
Loan Participations and AssignmentsF	3.3%

Airlines	0.2%
United Airlines Inc. Term Loan B		2.313%	1/12/14	$2,300,000		1,337,834

Auto Components	0.6%
Allison Transmission Inc., Term Loan, Tranche B		3.070% to 3.080%	7/13/09	5,089,323		4,022,382

Automobiles	0.2%
Ford Motor Company, Term Loan, Tranche B		3.320% to 4.140%	7/15/09	1,993,684		1,437,446

Chemicals	0.2%
Lyondell Chemical Term Loan		3.815% to 7.000%	12/20/14	914,000		393,020
Lyondell Chemical Term Loan		3.815% to 7.000%	12/20/14	1,400,000		611,800

						1,004,820

Commercial Services and Supplies	0.1%
Rental Service Corp., Term Loan		3.810% to 4.670%	7/31/09	750,000		573,750

Diversified Telecommunication Services	0.7%
Wind Acquisition Holdings Finance SA, PIK Loan		8.357%	7/20/09	4,536,286		4,547,627

Media	0.5%
Idearc Inc., Term Loan, Tranche B		6.250%	9/30/09	1,936,610		823,059
Newsday LLC, Term Loan		9.750%	7/15/09	2,000,000		2,000,000

						2,823,059

Metals and Mining	0.1%
Noranda Aluminum Acquisition Corp., Term Loan		2.315%	7/22/09	937,730		642,345

Oil, Gas and Consumable Fuels	0.5%
Turbo Beta Ltd., Term Loan		14.500%	11/13/09	4,358,786		3,051,150	E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Loan Participations and Assignments—Continued

Specialty Retail	0.1%
Michaels Stores Inc., Term Loan B		2.625% to 2.750%	7/20/09	$750,000	$593,542

Transportation Infrastructure	0.1%
Hawker Beechcraft Acquisition Co., Term Loan		2.598%	9/30/09	27,798	18,816
Hawker Beechcraft Acquisition Co., Term Loan		2.310% to 2.598%	9/30/09	1,222,202	827,278

					846,094

Total Loan Participations and Assignments (Cost $21,091,544)					20,880,049

Total Long-Term Securities (Cost $732,181,011)					606,760,809
Total Investments (Cost $732,181,011)L	96.8%				606,760,809
Other Assets Less Liabilities	3.2%				20,326,900

Net Assets	100.0%				$627,087,709

N.M.—Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 30.94% of net assets.

B	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
C	Bond is currently in default.
D

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

G	Convertible Security – Security may be converted into the issuer’s common stock.
H	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
I	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	Non-income producing.
L

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,895,515
Gross unrealized depreciation	(150,315,717)

Net unrealized depreciation	$(125,420,202)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset High Yield Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at value (Cost—$732,181,011)		$606,760,809
Cash		302,991
Foreign currency at value (Cost—$9)		9
Receivable for securities sold		19,875,027
Interest and dividends receivable		14,481,536
Restricted cash pledged as collateral for swaps		1,100,000
Receivable for fund shares sold		523,030
Amount receivable for swaps		5,333

Total assets		643,048,735

Liabilities:
Payable for securities purchased	$12,241,661
Income distribution payable	2,742,067
Amount payable for swaps	11,556
Payable for fund shares repurchased	583,589
Accrued management fee	291,250
Accrued expenses	90,903

Total liabilities		15,961,026

Net Assets		$627,087,709

Net assets consist of:
Accumulated paid-in-capital		$899,064,988
Undistributed net investment income		3,266,175
Accumulated net realized loss on investments, swaps and foreign currency transactions		(149,823,252)
Net unrealized depreciation of investments		(125,420,202)

Net Assets		$627,087,709

Net Asset Value Per Share:
Institutional Class (75,314,206 shares outstanding)		$7.15
Institutional Select Class (12,231,204 shares outstanding)		$7.24

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset High Yield Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$40,083,535		$58,130,112
Dividends	254,397		429,637

Total income		$40,337,932		$58,559,749
Expenses:
Management fees	1,521,738		2,882,854
Audit and legal fees	39,461		87,666
Custodian fees	48,734		86,015
Directors’ fees and expenses	13,025		18,290
Registration fees	17,513		20,356
Reports to shareholders:
Institutional Class	7,689		7,200
Institutional Select Class	291		23
Transfer agent and shareholder servicing expense:
Institutional Class	8,528		12,864
Institutional Select Class	6,996		495
Other expenses	16,228		30,197

	1,680,203		3,145,960
Less: Compensating balance credits	0 *		(607)

Net expenses		1,680,203		3,145,353

Net Investment Income		38,657,729		55,414,396
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(76,650,838)		(52,601,218)
Options written	—		137,750
Swaps	(1,225,333)		300,554
Foreign currency transactions	(2)		(8,921)

		(77,876,173)		(52,171,835)
Change in unrealized appreciation/(depreciation) of:
Investments	171,262,539		(203,509,453)
Swaps	535,349		314,411
Foreign currency translations	—		3,769

		171,797,888		(203,191,273)

Net Realized and Unrealized Gain/(Loss) on Investments		93,921,715		(255,363,108)

Change in Net Assets Resulting From Operations		$132,579,444		$(199,948,712)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset High Yield Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$38,657,729	$55,414,396	$75,936,400

Net realized loss	(77,876,173)	(52,171,835)	(17,433,816)

Change in unrealized appreciation/(depreciation)	171,797,888	(203,191,273)	(113,737,089)

Change in net assets resulting from operations	132,579,444	(199,948,712)	(55,234,505)

Distributions to shareholders from:
Net investment income:
Institutional Class	(30,104,753)	(70,179,099)	(73,407,062)
Institutional Select Class	(4,985,598)	(4,937,498)	N/A

Net realized gain on investments:
Institutional Class	—	—	(5,888,441)

Change in net assets from fund share transactions:
Institutional Class	16,644,196	(121,890,768)	55,309,962
Institutional Select Class	(4,286,557)	114,094,156	N/A

Change in net assets	109,846,732	(282,861,921)	(79,220,046)

Net Assets:
Beginning of period	517,240,977	800,102,898	879,322,944

End of period	$627,087,709	$517,240,977	$800,102,898

Undistributed/(Overdistributed) net investment income	$3,266,175	$(301,203)	$19,427,792

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset High Yield Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		ENDED PERIOD DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004
Net asset value, beginning of period	$5.99		$9.30		$10.75		$10.34		$10.49		$10.28		$9.56

Investment operations:
Net investment income	.45	B	.66	B	.83	B	.80	B	.76	C	.61	C	.78	C
Net realized and unrealized gain/(loss)	1.12		(3.05)		(1.41)		.39		(.05)		.17		.89

Total from investment operations	1.57		(2.39)		(.58)		1.19		.71		.78		1.67

Distributions from:
Net investment income	(.41)		(.92)		(.80)		(.78)		(.73)		(.57)		(.95)
Net realized gain on investments	—		—		(.07)		—	D	(.13)		—		—

Total distributions	(.41)		(.92)		(.87)		(.78)		(.86)		(.57)		(.95)

Net asset value, end of period	$7.15		$5.99		$9.30		$10.75		$10.34		$10.49		$10.28

Total return†	26.86%		(27.19)%		(5.88)%		12.14%		7.30%		7.81%		18.27%

Ratios to Average Net Assets:E
Total expenses	.61	%F	.60	%F	.59%		.61%		.62%		.62%		.67%
Expenses net of waivers, if any	.61	%F	.60	%F	.59%		.61%		.62%		.62%		.58%
Expenses net of all reductions	.61	%F	.60	%F	.58%		.61%		.62%		.62%		.58%
Net investment income	14.0	%F	10.4	%F	8.3%		7.8%		7.8%		7.0%		7.9%

Supplemental Data:
Portfolio turnover rate	33.7%		40.9%		59.1%		63.6%		147.2%		121.0%		116.0%
Net assets, end of period (in thousands)	$538,536		$439,446		$800,103		$879,323		$596,918		$414,417		$189,458

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$6.06	$8.86

Investment operations:
Net investment incomeB	.45	.37
Net realized and unrealized gain/(loss)	1.14	(2.77)

Total from investment operations	1.59	(2.40)

Distributions from:
Net investment income	(.41)	(.40)

Total distributions	(.41)	(.40)

Net asset value, end of period	$7.24	$6.06

Total return†	26.88%	(27.16)%

Ratios to Average Net Assets:C
Total expensesD	.62%	.60%
Expenses net of waivers, if anyD	.62%	.60%
Expenses net of all reductionsD	.62%	.60%
Net investment incomeD	14.0%	12.4%

Supplemental Data:
Portfolio turnover rate	33.7%	40.9%
Net assets, end of period (in thousands)	$88,552	$77,795

A	For the period August 4, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholder

Special Shareholder Notice

Western Asset Inflation Indexed Plus Bond Portfolio

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Effective July 1, 2009, S. Kenneth Leech, Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh and Stutz have served as portfolio managers of the Fund since its inception in 2001.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Inflation Indexed Plus Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs; (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,063.40	$1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.41	1.40
Institutional Select Class:
Actual	$1,000.00	$1,062.50	$1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.55	1.25
Financial Intermediary Class:
Actual	$1,000.00	$1,061.90	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.12	2.71

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.28%, 0.25% and 0.54% for the Institutional Class, Institutional Select Class and the Financial Intermediary Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Inflation Indexed Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrates the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class, Institutional Select Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Performance Information—(Unaudited) Continued

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Rating Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

C	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Inflation Indexed Plus Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

HY	—	High Yield
BINI	—	Barclays Capital U.S. TIPS Index
IG Credit	—	Investment Grade Credit

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Inflation Indexed Plus Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

HY	—	High Yield
BINI	—	Barclays Capital U.S. TIPS Index
IG Credit	—	Investment Grade Credit

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	98.9%

Corporate Bonds and Notes	2.2%

Consumer Finance	0.7%
SLM Corp.		0.900%	2/1/10	$1,320,000	$1,215,997	A
SLM Corp.		5.375%	1/15/13	1,775,000	1,482,839
SLM Corp.		5.375%	5/15/14	1,010,000	811,747

					3,510,583

Diversified Financial Services	1.2%
Bank of America Corp.		8.000%	12/29/49	2,270,000	1,895,813	B
J.P. Morgan and Co. Inc.		3.574%	2/15/12	1,720,000	1,490,070	A
JPMorgan Chase and Co.		7.900%	12/31/49	2,650,000	2,319,015	B

					5,704,898

Oil, Gas and Consumable Fuels	0.3%
The Williams Cos. Inc.		8.750%	3/15/32	1,220,000	1,226,100

Total Corporate Bonds and Notes (Cost—$11,900,445)					10,441,581
Asset-Backed Securities	0.1%

Indexed SecuritiesA	0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1		0.684%	2/25/34	150,400	84,987
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		1.054%	10/25/32	107,532	82,207
Countrywide Asset-Backed Certificates 2002-1		0.874%	8/25/32	35,610	13,014
EMC Mortgage Loan Trust 2003-B		0.864%	11/25/41	340,793	256,592	C
Residential Asset Mortgage Products Inc. 2003-RS2		0.994%	3/25/33	36,852	16,361

Total Asset-Backed Securities (Cost—$671,367)					453,161
Mortgage-Backed Securities	0.1%

Indexed SecuritiesA	0.1%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28		0.964%	11/25/31	549,250	356,295
Sequoia Mortgage Trust 2004-4 A		2.161%	5/20/34	97,017	67,440

Total Mortgage-Backed Securities (Cost—$621,307)					423,735

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations	94.1%

Treasury Inflation-Protected SecuritiesD	94.1%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$15,700,865	$15,700,865	E,L
United States Treasury Inflation-Protected Security		3.500%	1/15/11	24,502,000	25,566,318
United States Treasury Inflation-Protected Security		2.375%	4/15/11	9,700,387	9,988,372
United States Treasury Inflation-Protected Security		3.375%	1/15/12	3,482,378	3,701,113
United States Treasury Inflation-Protected Security		3.000%	7/15/12	28,390,207	30,075,875
United States Treasury Inflation-Protected Security		1.875%	7/15/13	21,802,265	22,360,948	L
United States Treasury Inflation-Protected Security		2.000%	1/15/14	21,856,002	22,354,582
United States Treasury Inflation-Protected Security		1.625%	1/15/15	44,635,533	44,426,282
United States Treasury Inflation-Protected Security		1.875%	7/15/15	31,568,368	31,913,662
United States Treasury Inflation-Protected Security		2.000%	1/15/16	24,139,296	24,501,386
United States Treasury Inflation-Protected Security		2.500%	7/15/16	6,049,791	6,350,393
United States Treasury Inflation-Protected Security		1.625%	1/15/18	25,184,966	24,940,974
United States Treasury Inflation-Protected Security		1.375%	7/15/18	25,026,275	24,259,845
United States Treasury Inflation-Protected Security		2.125%	1/15/19	3,793,718	3,918,198
United States Treasury Inflation-Protected Security		2.000%	1/15/26	57,775,316	56,565,617
United States Treasury Inflation-Protected Security		1.750%	1/15/28	33,261,050	31,390,116
United States Treasury Inflation-Protected Security		3.625%	4/15/28	23,558,021	28,667,167	E
United States Treasury Inflation-Protected Security		3.875%	4/15/29	29,455,551	37,371,731	E

Total U.S. Government and Agency Obligations (Cost—$445,115,809)					444,053,444

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee BondsF	N.M.

Commercial Banks	N.M.
Glitnir Banki Hf		6.693%	6/15/16	$1,760,000		$176	B,C,G,H
Kaupthing Bank Hf		7.125%	5/19/16	2,940,000		294	C,G,H

Total Yankee Bonds (Cost—$4,691,922)						470
Foreign Government Obligations	2.2%
Canadian Government Bond		4.250%	12/1/21	9,323,208	CAD	10,374,169

Total Foreign Government Obligations (Cost—$9,465,911)						10,374,169
Preferred Stocks	0.2%
Fannie Mae		8.250%		346,900	shs	464,846	B,I,J
Freddie Mac		8.375%		418,300		510,326	B,I,J

Total Preferred Stocks (Cost—$19,315,105)						975,172
Total Long-Term Securities (Cost—$491,781,866)						466,721,732
Short-Term Securities	1.4%

Repurchase Agreement	1.4%
JPMorgan Chase & Co. 0.04%, dated 6/30/09, to be repurchased at $6,695,007 on 7/1/09 (Collateral: $6,840,000 Freddie Mac Discount Note, 0.000%, due 9/30/09, valued $6,828,900)				$6,695,000		6,695,000

Total Short-Term Securities (Cost—$6,695,000)						6,695,000
Total Investments (Cost—$498,476,866)K	100.3%					473,416,732
Other Assets Less Liabilities	(0.3)%					(1,280,492)

Net Assets	100.0%					$472,136,240

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	September 2010	71	$61,806
German Euro Bundesobligations Futures	September 2009	70	106,608
U.S. Treasury Note Futures	September 2009	121	(331,404)

			$(162,990)

Futures Contracts WrittenM
U.S. Treasury Bond Futures	September 2009	16	$(25,822)

N.M.—Not Meaningful.

Semi-Annual Report to Shareholders

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 0.05% of net assets.

D

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

E	All or a portion of this security is collateral to cover futures and options contracts written.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
G	Bond is currently in default.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
J	Non-income producing.
K

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,032,438
Gross unrealized depreciation	(31,092,572)

Net unrealized depreciation	$(25,060,134)

L	All or a portion of this security is collateral to cover swaps.
M	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

CAD—Canadian Dollar

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Inflation Indexed Plus Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at market value (Cost—$491,781,866)		$466,721,732
Short-term securities at value (Cost—$6,695,000)		6,695,000
Cash		532
Foreign currency at value (Cost—$227,600)		237,847
Interest receivable		4,039,847
Unrealized appreciation of forward foreign currency contracts		3,722,173
Unrealized appreciation of swaps		3,152,439
Receivable for securities sold		1,527,438
Receivable for fund shares sold		494,799
Deposits with brokers for open futures contracts		102,968
Futures variation margin receivable		74,746
Amounts receivable for open swaps		47,683

Total assets		486,817,204

Liabilities:
Unrealized depreciation of forward foreign currency contracts	$4,125,834
Unrealized depreciation of swaps	4,091,313
Premiums received on open swaps	3,837,982
Payable for securities purchased	2,077,438
Amounts payable for open swaps	141,904
Payable for fund shares repurchased	246,478
Accrued management fee	72,594
Accrued distribution fees	42
Accrued expenses	87,379

Total liabilities		14,680,964

Net Assets		$472,136,240

Net assets consist of:
Accumulated paid-in-capital		$520,208,563
Overdistributed net investment income		(4,795,160)
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(16,694,947)
Net unrealized depreciation of investments, futures, swaps and foreign currency translations		(26,582,216)

Net Assets		$472,136,240

Net Asset Value Per Share:
Institutional Class (44,021,736 shares outstanding)		$10.07
Institutional Select Class (2,865,122 shares outstanding)		$10.06
Financial Intermediary Class (20,747 shares outstanding)		$10.04

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Inflation Indexed Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$4,336,359		$33,486,057
Dividends	95,977		976,326
Income from securities loaned	—		844,223
Inflation index adjustment	(7,845,736)		—

Total income		$(3,413,400)		$35,306,606
Expenses:
Management fees	486,199		1,178,419
Distribution and service fees:
Financial Intermediary Class	229		193
Audit and legal fees	34,906		67,258
Custodian fees	29,766		78,435
Directors’ fees and expenses	12,255		15,970
Registration fees	15,020		31,726
Reports to shareholders:
Institutional Class	37,152		9,081
Institutional Select Class	252		—
Financial Intermediary Class	33		1
Transfer agent and shareholder servicing expense:
Institutional Class	104,567		159,100
Institutional Select Class	6,458		—
Financial Intermediary Class	15		20
Other expenses	11,388		30,316

	738,240		1,570,519
Less: Fees waived	(51,825)		(89,008)
Compensating balance credits	0 *		(94)

Net expenses		686,415		1,481,417

Net Investment Income (Loss)		(4,099,815)		33,825,189
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(4,993,447)		(31,736,409)
Options written	347,750		990,515
Futures	(2,418,892)		(1,308,249)
Swaps	(1,543,680)		1,546,228
Foreign currency transactions	575,905		3,957,225

		(8,032,364)		(26,550,690)
Change in unrealized appreciation/(depreciation) of:
Investments	32,813,676		(98,558,187)
Futures	3,452,565		(4,288,855)
Swaps	5,715,148		(839,243)
Foreign currency translations	(583,941)		1,298,957

		41,397,448		(102,387,328)

Net Realized and Unrealized Gain/(Loss) on Investments		33,365,084		(128,938,018)

Change in Net Assets Resulting From Operations		$29,265,269		$(95,112,829)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Inflation Indexed Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income (loss)	$(4,099,815)	$33,825,189	$42,360,024

Net realized gain/(loss)	(8,032,364)	(26,550,690)	19,288,128

Change in unrealized appreciation/(depreciation)	41,397,448	(102,387,328)	29,251,587

Change in net assets resulting from operations	29,265,269	(95,112,829)	90,899,739

Distributions to shareholders from:
Net investment income:
Institutional Class	(2,858,730)	(39,535,523)	(42,554,324)
Institutional Select Class	(140,879)	—	N/A
Financial Intermediary Class	(1,059)	(3,568)	(1,115)

Net realized gain on investments:
Institutional Class	—	(15,894,795)	—
Financial Intermediary Class	—	(667)	—

Change in net assets from fund share transactions:
Institutional Class	(51,500,154)	(226,348,181)	154,011,663
Institutional Select Class	4,641,749	22,814,947	N/A
Financial Intermediary Class	35,940	144,350	37,906

Change in net assets	(20,557,864)	(353,936,266)	202,393,869

Net Assets:
Beginning of period	492,694,104	846,630,370	644,236,501

End of period	$472,136,240	$492,694,104	$846,630,370

Undistributed/(Overdistributed) net investment income	$(4,795,160)	$2,305,323	$3,777,864

A	For the period April 1, 2008 to December 31, 2008.

N/A	—	Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004
Net asset value, beginning of period	$9.53		$11.08		$10.43		$10.25		$10.74		$11.24		$10.96

Investment operations:
Net investment income/(loss)	(.08	)B	.44	B	.61	B	.39	B	.54	C	.42	C	.37	C
Net realized and unrealized gain/(loss)	.68		(1.32)		.67		.20		(.38)		(.10)		.71

Total from investment operations	.60		(.88)		1.28		.59		.16		.32		1.08
Distributions from:
Net investment income	(.06)		(.47)		(.63)		(.41)		(.56)		(.42)		(.37)
Net realized gain on investments	—		(.20)		—		—		(.09)		(.40)		(.43)

Total distributions	(.06)		(.67)		(.63)		(.41)		(.65)		(.82)		(.80)

Net asset value, end of period	$10.07		$9.53		$11.08		$10.43		$10.25		$10.74		$11.24

Total return†	6.34%		(8.32)%		12.77%		5.89%		1.44%		3.27%		10.33%

Ratios to Average Net Assets:D
Total expenses	.30	%E	.27	%E	.27%		.29%		.27%		.27%		.27%
Expenses net of waivers, if any	.28	%E	.25	%E	.25%		.25%		.25%		.25%		.25%
Expenses net of all reductions	.28	%E	.25	%E	.25%		.25%		.25%		.25%		.25%
Net investment income (loss)	(1.7	)%E	5.8	%E	5.8%		3.8%		5.0%		3.8%		3.4%

Supplemental Data:
Portfolio turnover rate	25.3%		74.4%		141.7%		96.4%		177.1%		255.5%		281.8%
Net assets, end of period (in thousands)	$443,092		$469,959		$846,594		$644,236		$542,532		$461,746		$346,379

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

E	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$9.53	$9.63

Investment operations:
Net investment lossB	(.04)	(.03)
Net realized and unrealized gain/(loss)	.63	(.07)

Total from investment operations	.59	(.10)

Distributions from:
Net investment income	(.06)	—

Total distributions	(.06)	—

Net asset value, end of period	$10.06	$9.53

Total return†	6.25%	(1.04)%

Ratios to Average Net Assets:C
Total expensesD	.30%	.24%
Expenses net of waivers, if anyD	.25%	.24%
Expenses net of all reductionsD	.25%	.24%
Net investment lossD	(.8)%	(10.0)%

Supplemental Data:
Portfolio turnover rate	25.3%	74.4%
Net assets, end of period (in thousands)	$28,836	$22,573

A	For the period December 18, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A	PERIOD ENDED MARCH 31, 2008B
Net asset value, beginning of period	$9.51	$11.06	$10.02

Investment operations:
Net investment income/(loss)C	(.06)	.17	.35
Net realized and unrealized gain/(loss)	.64	(1.06)	1.06

Total from investment operations	.58	(.89)	1.41

Distributions from:
Net investment income	(.05)	(.46)	(.37)
Net realized gain on investments	—	(.20)	—

Total distributions	(.05)	(.66)	(.37)

Net asset value, end of period	$10.04	$9.51	$11.06

Total return†	6.19%	(8.47)%	14.29%

Ratios to Average Net Assets:D
Total expensesE	.55%	.77%	.71%
Expenses net of waivers, if anyE	.54%	.52%	.48%
Expenses net of all reductionsE	.54%	.52%	.48%
Net investment income (loss)E	(1.3)%	2.4%	4.1%

Supplemental Data:
Portfolio turnover rate	25.3%	74.4%	141.7%
Net assets, end of period (in thousands)	$208	$162	$36

A	For the period April 1, 2008 to December 31, 2008.
B	For the period June 28, 2007 (commencement of operations) to March 31, 2008.
C	Computed using average daily shares outstanding.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholder

Special Shareholder Notice

Western Asset Intermediate Bond Portfolio

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Effective July 6, 2009, S. Kenneth Leech, Stephen A. Walsh, Andrea A. Mack and Julien A. Scholnick serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech and Walsh have served as portfolio managers of the Fund since its inception in 1994.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Intermediate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs; (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,086.60	$2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.51	2.31
Institutional Select Class:
Actual	$1,000.00	$1,086.80	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.56	2.26

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.46% and 0.45% Institutional Class and Institutional Select Class, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Intermediate Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment in each of Institutional Class and Institutional Select Class. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risks. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

C	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Intermediate Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS	—	Asset Backed Securities
HY	—	High Yield
IG Credit	—	Investment Grade Credit
BIGCI	—	Barclays Capital Intermediate U.S. Government/Credit Index
MBS	—	Mortgage Backed Securities

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Intermediate Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS	—	Asset Backed Security
HY	—	High Yield
IG Credit	—	Investment Grade Credit
BIGCI	—	Barclays Capital Intermediate U.S. Government/Credit Index
MBS	—	Mortgage Backed Securities

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	95.8%

Corporate Bonds and Notes	45.3%

Aerospace and Defense	0.3%
Boeing Co.		6.000%	3/15/19	$1,250,000	$1,363,033

Airlines	0.4%
Continental Airlines Inc.		6.545%	2/2/19	938,057	867,703
US Airways Pass-Through Trust		6.850%	1/30/18	1,422,298	1,038,278

					1,905,981

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	2,390,000	2,429,521
General Motors Corp.		8.375%	7/15/33	1,178,000	150,195	A

					2,579,716

Beverages	0.3%
Bottling Group LLC		6.950%	3/15/14	1,310,000	1,494,160

Capital Markets	3.7%
Goldman Sachs Capital II		5.793%	12/29/49	6,510,000	3,967,519	B
Goldman Sachs Capital III		1.438%	9/29/49	2,590,000	1,411,550	C
Goldman Sachs Group Inc. Senior Notes		6.000%	5/1/14	70,000	73,056
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	6,200,000	620	A,B
Lehman Brothers Holdings E-Capital Trust I		3.850%	8/19/65	360,000	36	A,C
Lehman Brothers Holdings Inc.		5.625%	1/24/13	600,000	90,750	A
Lehman Brothers Holdings Inc.		6.500%	7/19/17	30,000	3	A
Merrill Lynch and Co. Inc.		1.236%	2/5/10	480,000	474,364	C
Merrill Lynch and Co. Inc.		5.700%	5/2/17	2,500,000	2,144,365
Morgan Stanley		5.550%	4/27/17	2,340,000	2,178,255
Morgan Stanley		7.300%	5/13/19	2,100,000	2,177,595
State Street Corp.		4.300%	5/30/14	820,000	810,686
The Bear Stearns Cos. Inc.		6.400%	10/2/17	3,590,000	3,596,372
The Bear Stearns Cos. Inc.		7.250%	2/1/18	1,500,000	1,580,984

					18,506,155

Chemicals	1.2%
Lubrizol Corp.		8.875%	2/1/19	1,130,000	1,312,781
The Dow Chemical Co.		6.000%	10/1/12	4,850,000	4,910,184

					6,222,965

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	2.1%
Comerica Capital Trust II		6.576%	2/20/37	$960,000	$566,400	B
Societe Financement del’Economie Francaise		3.375%	5/5/14	1,360,000	1,363,392	D
SunTrust Capital VIII		6.100%	12/15/36	550,000	357,269	B
U.S. Bancorp		4.200%	5/15/14	1,050,000	1,061,866
Wachovia Capital Trust III		5.800%	3/15/49	8,668,000	5,200,800	B
Wells Fargo Capital X		5.950%	12/15/36	2,500,000	1,850,000

					10,399,727

Consumer Finance	4.0%
American Express Co.		8.125%	5/20/19	1,100,000	1,141,502
American Express Co.		6.800%	9/1/66	4,730,000	3,405,600	B
GMAC LLC		2.200%	12/19/12	11,160,000	11,115,014
GMAC LLC		7.500%	12/31/13	390,000	302,250	D
GMAC LLC		6.750%	12/1/14	955,000	749,675	D
GMAC LLC		8.000%	12/31/18	325,000	206,375	D
Nelnet Inc.		7.400%	9/29/36	1,850,000	1,024,609	B
SLM Corp.		8.450%	6/15/18	3,000,000	2,566,455

					20,511,480

Diversified Financial Services	8.4%
AGFC Capital Trust I		6.000%	1/15/67	4,380,000	919,800	B,D
BAC Capital Trust XIV		5.630%	12/31/49	50,000	25,000	B
Bank of America Corp.		3.125%	6/15/12	3,160,000	3,259,057
Bank of America Corp.		2.375%	6/22/12	5,240,000	5,292,410
Bank of America Corp.		8.000%	12/29/49	1,420,000	1,185,927	B
Citigroup Inc.		8.500%	5/22/19	5,680,000	5,777,917
General Electric Capital Corp.		2.125%	12/21/12	1,050,000	1,042,775
General Electric Capital Corp.		5.625%	5/1/18	2,000,000	1,891,566
General Electric Capital Corp.		6.375%	11/15/67	2,855,000	1,904,916	B
ILFC E-Capital Trust I		5.900%	12/21/65	250,000	92,500	B,D
JPMorgan Chase and Co.		2.125%	12/26/12	13,850,000	13,779,947
JPMorgan Chase Capital XXII		6.450%	2/2/37	2,600,000	2,079,155	B
Private Export Funding Corp.		3.550%	4/15/13	1,640,000	1,701,326
TNK-BP Finance SA		6.125%	3/20/12	210,000	193,725	D
TNK-BP Finance SA		7.500%	3/13/13	720,000	664,200	D
ZFS Finance USA Trust II		6.450%	12/15/65	2,060,000	1,565,600	B,D
ZFS Finance USA Trust III		1.779%	12/15/65	1,570,000	957,700	C,D

					42,333,521

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication
Services	2.0%
AT&T Inc.		5.600%	5/15/18	$720,000	$723,887
AT&T Inc.		5.800%	2/15/19	1,580,000	1,604,185
Embarq Corp.		7.082%	6/1/16	1,880,000	1,835,993
Qwest Corp.		8.875%	3/15/12	1,510,000	1,521,325
Verizon Communications Inc.		5.500%	2/15/18	220,000	218,485
Verizon Wireless Capital LLC		5.550%	2/1/14	4,100,000	4,352,675	D

					10,256,550

Electric Utilities	1.1%
Duke Energy Corp.		6.250%	1/15/12	1,078,000	1,159,253
Duke Energy Corp.		5.625%	11/30/12	729,000	781,318
Duke Energy Corp.		6.300%	2/1/14	750,000	809,729
Exelon Corp.		6.750%	5/1/11	2,269,000	2,368,305
FirstEnergy Corp.		7.375%	11/15/31	140,000	132,140
Pacific Gas and Electric Co.		4.800%	3/1/14	70,000	73,695

					5,324,440

Energy Equipment and Services	0.4%
Baker Hughes Inc.		7.500%	11/15/18	1,890,000	2,213,303

Food and Staples Retailing	0.6%
Safeway Inc.		6.500%	3/1/11	760,000	804,897
The Kroger Co.		6.200%	6/15/12	883,000	943,823
Wal-Mart Stores Inc.		4.250%	4/15/13	930,000	966,287
Walgreen Co.		5.250%	1/15/19	540,000	561,746

					3,276,753

Health Care Equipment and Supplies	0.5%
Baxter International Inc.		5.900%	9/1/16	500,000	538,923
Hospira Inc.		5.550%	3/30/12	1,700,000	1,771,084

					2,310,007

Health Care Providers and Services	1.0%
HCA Inc.		8.750%	9/1/10	822,000	824,055
Quest Diagnostics Inc.		7.500%	7/12/11	2,220,000	2,379,807
Universal Health Services Inc.		6.750%	11/15/11	1,720,000	1,762,481
WellPoint Inc.		5.875%	6/15/17	100,000	97,870

					5,064,213

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Independent Power Producers and Energy Traders	0.3%
TXU Corp.		5.550%	11/15/14	$2,480,000	$1,565,922

Industrial Conglomerates	0.5%
General Electric Capital Corp.		5.900%	5/13/14	2,390,000	2,439,380

Insurance	1.9%
Allstate Life Global Funding Trust		5.375%	4/30/13	1,900,000	1,964,573
American International Group Inc.		5.850%	1/16/18	250,000	132,262
American International Group Inc.		8.250%	8/15/18	500,000	294,253	D
Genworth Life Insurance Co.		5.875%	5/3/13	1,520,000	1,367,280	D
MetLife Capital Trust IV		7.875%	12/15/37	3,100,000	2,511,000	D
MetLife Inc.		6.400%	12/15/36	70,000	50,050	B
Metropolitan Life Global Funding I		5.125%	4/10/13	1,190,000	1,210,322	D
The Travelers Cos. Inc.		6.250%	3/15/37	2,370,000	1,910,135	B

					9,439,875

Media	1.7%
Comcast Corp.		6.500%	1/15/17	2,150,000	2,280,855
News America Inc.		6.650%	11/15/37	70,000	62,966
Reed Elsevier Capital Inc.		7.750%	1/15/14	580,000	612,420
Time Warner Cable Inc.		6.200%	7/1/13	40,000	42,146
Time Warner Cable Inc.		8.250%	2/14/14	2,140,000	2,398,713
Time Warner Inc.		5.500%	11/15/11	70,000	72,288
Time Warner Inc.		6.875%	5/1/12	1,248,000	1,335,042
Turner Broadcasting System Inc.		8.375%	7/1/13	1,483,000	1,603,059
Viacom Inc.		5.750%	4/30/11	410,000	419,742

					8,827,231

Metals and Mining	0.2%
Alcoa Inc.		6.000%	7/15/13	1,230,000	1,201,717

Multi-Utilities	0.7%
Dominion Resources Inc.		4.750%	12/15/10	50,000	51,388
Dominion Resources Inc.		5.700%	9/17/12	1,046,000	1,112,629
Dominion Resources Inc.		8.875%	1/15/19	1,160,000	1,383,348
MidAmerican Energy Holdings Co.		5.875%	10/1/12	827,000	880,759

					3,428,124

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.5%
Federated Retail Holdings Inc.		5.350%	3/15/12	$1,050,000	$955,723
JC Penney Corp. Inc.		5.750%	2/15/18	610,000	535,377
May Department Stores Co.		5.750%	7/15/14	1,470,000	1,249,857

					2,740,957

Office Electronics	0.4%
Xerox Corp.		5.500%	5/15/12	2,240,000	2,233,869

Oil, Gas and Consumable Fuels	8.0%
Anadarko Petroleum Corp.		5.950%	9/15/16	3,200,000	3,157,197
ConocoPhillips		5.200%	5/15/18	2,830,000	2,857,819
ConocoPhillips		5.750%	2/1/19	580,000	609,589
Devon Energy Corp.		6.300%	1/15/19	1,800,000	1,923,514
Enbridge Energy Partners LP		9.875%	3/1/19	590,000	684,003
Energy Transfer Partners LP		9.700%	3/15/19	800,000	918,436
Energy Transfer Partners LP		9.000%	4/15/19	500,000	570,971
Enterprise Products Operating LLP		6.300%	9/15/17	2,150,000	2,160,664
Hess Corp.		6.650%	8/15/11	5,468,000	5,819,773
KazMunaiGaz Exploration Production-GDR		8.375%	7/2/13	890,000	821,025	D
Kinder Morgan Energy Partners LP		6.000%	2/1/17	2,780,000	2,757,941
Noble Energy Inc.		8.250%	3/1/19	340,000	386,832
Occidental Petroleum Corp.		6.750%	1/15/12	1,310,000	1,427,719
Pemex Project Funding Master Trust		5.750%	3/1/18	190,000	174,800
Shell International Finance BV		4.000%	3/21/14	2,540,000	2,608,138
Sonat Inc.		7.625%	7/15/11	3,954,000	3,874,256
The Williams Cos. Inc.		7.125%	9/1/11	600,000	611,911
The Williams Cos. Inc.		8.125%	3/15/12	1,540,000	1,595,979
The Williams Cos. Inc.		7.875%	9/1/21	720,000	709,200
The Williams Cos. Inc.		7.500%	1/15/31	310,000	272,800
The Williams Cos. Inc.		7.750%	6/15/31	750,000	675,000
The Williams Cos. Inc.		8.750%	3/15/32	1,590,000	1,597,950
XTO Energy Inc.		7.500%	4/15/12	859,000	951,556
XTO Energy Inc.		6.250%	4/15/13	1,645,000	1,743,126
XTO Energy Inc.		5.650%	4/1/16	1,682,000	1,702,838

					40,613,037

Paper and Forest Products	0.3%
Willamette Industries Inc.		7.125%	7/22/13	1,839,000	1,753,203

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Pharmaceuticals	1.0%
Abbott Laboratories		5.125%	4/1/19	$1,270,000	$1,307,630
GlaxoSmithKline Capital Inc.		5.650%	5/15/18	1,690,000	1,790,055
Pfizer Inc.		6.200%	3/15/19	1,190,000	1,301,412
Roche Holdings Inc.		6.000%	3/1/19	650,000	693,083	D

					5,092,180

Real Estate Investment Trusts (REITs)	0.5%
iStar Financial Inc.		10.000%	6/15/14	3,158,000	2,336,920	D

Thrifts and Mortgage Finance	0.9%
Countrywide Financial Corp.		5.800%	6/7/12	4,400,000	4,427,416

Tobacco	0.7%
Altria Group Inc.		9.700%	11/10/18	80,000	91,716	E
Philip Morris International Inc.		5.650%	5/16/18	3,300,000	3,459,037

					3,550,753

Wireless Telecommunication Services	1.2%
New Cingular Wireless Services Inc.		8.125%	5/1/12	3,000,000	3,358,746
Sprint Capital Corp.		8.375%	3/15/12	2,669,000	2,628,965

					5,987,711

Total Corporate Bonds and Notes (Cost—$254,514,148)					229,400,299
Asset-Backed Securities	2.1%

Fixed Rate Securities	0.2%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	37,060	34,646
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	546,700	340,527
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	618,201	463,069

					838,242

Indexed SecuritiesC	1.9%
AFC Home Equity Loan Trust 2003-3		0.664%	10/25/30	646,607	348,974	D,F
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		1.564%	6/25/37	2,201,578	1,163,356
Countrywide Asset-Backed Certificates 2002-BC1		0.974%	4/25/32	311,573	134,875
Countrywide Asset-Backed Certificates 2005-6 M1		0.804%	12/25/35	1,950,000	1,380,463

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Indymac Home Equity Loan Asset-Backed Trust 2001-A		0.574%	3/25/31	$192,808	$118,892
MSDWCC Heloc Trust 2003-1		0.584%	11/25/15	433,243	264,075
Nelnet Student Loan Trust 2008-4 A4		2.572%	4/25/24	1,140,000	1,123,219
Washington Mutual Master Note Trust 2006-A3A A3		0.349%	9/16/13	5,180,000	5,172,058	D

					9,705,912

Total Asset-Backed Securities (Cost—$12,494,396)					10,544,154
Mortgage-Backed Securities	6.5%

Fixed Rate Securities	2.3%
CS First Boston Mortgage Securities Corp. 2005-9 3A1		6.000%	10/25/35	1,717,396	1,107,452
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,663,449	3,907,215	H
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	1,678,013	1,165,957	D
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,188,319	2,154,810
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006		6.000%	6/25/34	3,307,909	3,235,002

					11,570,436

Indexed SecuritiesC	2.2%
Bayview Commercial Asset Trust 2005-1A A2		0.664%	4/25/35	1,252,008	647,914	D,F
Citigroup Mortgage Loan Trust Inc. 2005-11 A3		4.900%	12/25/35	2,326,366	1,705,904
Countrywide Home Loans 2003-49		3.697%	10/25/33	194,216	193,070
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1		3.170%	7/25/33	1,109,854	981,671
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.067%	9/19/35	1,155,891	891,102
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.142%	11/25/37	2,641,239	1,723,005
MASTR Adjustable Rate Mortgages Trust 2004-13		3.469%	11/21/34	6,815,190	4,294,540
Structured Asset Mortgage Investments Inc. 2004-AR8 A1		0.653%	5/19/35	1,500,024	772,134

					11,209,340

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate SecuritiesG	2.0%
Banc of America Funding Corp. 2005-B		5.087%	4/20/35	$1,697,354	$1,078,639
Bear Stearns Alt-A Trust 2005-2		4.654%	4/25/35	1,235,021	718,040
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A		5.308%	10/25/35	1,440,092	914,003
Countrywide Home Loans 2004-20		3.871%	9/25/34	463,528	294,858
JP Morgan Mortgage Trust 2004-A3 SF3		4.594%	6/25/34	1,627,858	1,424,814
Merrill Lynch Mortgage Investors Inc. 2005-A2		4.482%	2/25/35	1,229,166	986,100
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.565%	2/25/34	1,452,931	1,238,156
MLCC Mortgage Investors Inc. 2005-1 2A1		4.948%	4/25/35	540,829	395,566
MLCC Mortgage Investors Inc. 2005-1 2A2		4.948%	4/25/35	1,683,026	1,321,471
SACO I Trust 2007-VA1 A		8.966%	6/25/21	1,601,069	1,658,612	D
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.435%	10/25/34	260,063	219,029

					10,249,288

Total Mortgage-Backed Securities (Cost—$41,616,559)					33,029,064
U.S. Government and Agency Obligations	22.5%

Fixed Rate Securities	14.1%
Fannie Mae		7.250%	1/15/10	162,000	168,052	H
Fannie Mae		5.250%	8/1/12	2,250,000	2,337,975	H
Fannie Mae		2.500%	5/15/14	160,000	157,293	H
Fannie Mae		5.000%	2/13/17	6,530,000	7,124,955	H
Farmer Mac		4.875%	4/4/12	2,561,000	2,771,724
Farmer Mac		5.125%	4/19/17	2,800,000	2,942,433	D
Federal Home Loan Bank		3.625%	9/16/11	5,630,000	5,896,158
Freddie Mac		2.500%	4/23/14	3,200,000	3,149,341	H
Freddie Mac		5.000%	4/18/17	3,900,000	4,257,587	H
Tennessee Valley Authority		5.625%	1/18/11	373,000	399,178
Tennessee Valley Authority		6.790%	5/23/12	2,747,000	3,100,923
Tennessee Valley Authority		5.980%	4/1/36	70,000	74,456
United States Treasury Notes		2.250%	5/31/14	21,590,000	21,299,830
United States Treasury Notes		4.000%	2/15/15	4,710,000	5,004,008
United States Treasury Notes		3.250%	5/31/16	5,170,000	5,192,619
United States Treasury Notes		2.750%	2/15/19	7,890,000	7,389,458

					71,265,990

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Indexed SecuritiesC	5.0%
Freddie Mac		0.926%	5/4/11	$25,200,000	$25,251,105	H

Treasury Inflation-Protected SecuritiesI	3.4%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	4,873,458	4,873,458
United States Treasury Inflation-Protected Security		2.500%	7/15/16	3,853,707	4,045,189	J
United States Treasury Inflation-Protected Security		2.625%	7/15/17	1,769,519	1,885,643	J
United States Treasury Inflation-Protected Security		1.375%	7/15/18	889,911	862,658	J
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,554,228	1,597,454	J
United States Treasury Inflation-Protected Security		1.750%	1/15/28	2,585,161	2,439,746	J
United States Treasury Inflation-Protected Security		2.500%	1/15/29	1,430,093	1,519,474

					17,223,622

Total U.S. Government and Agency Obligations (Cost—$112,412,759)					113,740,717
U.S. Government Agency Mortgage-Backed Securities	7.5%

Fixed Rate Securities	4.7%
Fannie Mae		6.500%	6/1/14	70,907	76,527	H
Fannie Mae		8.000%	9/1/15	25,012	26,279	H
Fannie Mae		9.500%	4/15/21	25,230	27,591	H
Fannie Mae		5.000%	6/1/35 to 2/1/36	10,907,640	11,146,654	H
Fannie Mae		5.500%	7/1/38	2,505,634	2,590,034	H
Freddie Mac		6.500%	6/1/13 to 6/1/14	26,194	28,310	H
Freddie Mac		9.300%	4/15/19	33,169	36,186	H
Freddie Mac		5.000%	11/1/35	382,969	391,032	H
Freddie Mac		5.500%	4/1/38	9,082,909	9,389,368	H

					23,711,981

Indexed SecuritiesC	2.8%
Fannie Mae		4.130%	3/1/18	15,132	15,120	H
Fannie Mae		4.332%	11/1/34	375,348	384,425	H

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Fannie Mae		4.248%	12/1/34	$478,049	$493,217	H
Fannie Mae		4.851%	1/1/35	2,694,549	2,764,328	H
Fannie Mae		3.786%	3/1/35	788,471	796,639	H
Fannie Mae		4.770%	4/1/35	687,837	713,841	H
Fannie Mae		5.742%	9/1/37	4,340,287	4,539,584	H
Freddie Mac		4.361%	1/1/19	6,813	6,825	H
Freddie Mac		4.375%	12/1/34	198,900	205,021	H
Freddie Mac		4.461%	12/1/34	994,575	1,025,807	H
Freddie Mac		4.090%	1/1/35	184,985	190,095	H
Freddie Mac		4.161%	1/1/35	323,534	333,439	H
Freddie Mac		4.612%	7/1/35	2,566,524	2,634,939	H

					14,103,280

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	3,623	3,337	H,K2,L
Freddie Mac		10.000%	3/1/21	3,126	597	H,K1,L

					3,934

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$36,243,759)					37,819,195
Yankee BondsM	11.8%

Aerospace and Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	850,765	850,765	D

Beverages	0.5%
Diageo Capital PLC		7.375%	1/15/14	2,050,000	2,319,483

Commercial Banks	4.6%
ANZ National (Int’l) Ltd.		3.250%	4/2/12	1,610,000	1,645,393	D,F
Barclays Bank PLC		7.434%	9/29/49	390,000	261,300	B,D
Barclays Bank PLC		7.700%	12/31/49	900,000	747,810	B,D
Glitnir Banki Hf		5.815%	1/21/11	4,430,000	719,875	A,C,D,L
Glitnir Banki Hf		6.329%	7/28/11	120,000	19,500	A,C,D,L
Glitnir Banki Hf		5.678%	1/18/12	100,000	16,250	A,C,D,L
Glitnir Banki Hf		6.375%	9/25/12	1,980,000	321,750	A,D,L
Glitnir Banki Hf		6.693%	6/15/16	910,000	91	A,B,D,L
HBOS Treasury Services PLC		4.000%	9/15/09	1,240,000	1,232,122	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsM—Continued

Commercial Banks—Continued
Kaupthing Bank Hf		5.750%	10/4/11	$4,090,000	$531,700	A,D,L
Kaupthing Bank Hf		7.625%	2/28/15	1,590,000	127,200	A,D,L
Landsbanki Islands Hf		6.100%	8/25/11	2,330,000	69,900	A,D,L
Landsbanki Islands Hf		7.431%	12/31/49	1,830,000	183	A,B,D,L
Lloyds TSB Group PLC		2.800%	4/2/12	2,740,000	2,766,852	D,F
Rabobank Nederland NV		11.000%	12/29/49	670,000	745,375	B,D
Resona Preferred Global Securities		7.191%	12/29/49	4,000,000	2,920,000	B,D
Royal Bank of Scotland Group PLC		2.625%	5/11/12	2,780,000	2,799,974	D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	2,431,000	1,981,265
RSHB Capital SA		6.299%	5/15/17	270,000	232,200	D
Santander Issuances		5.805%	6/20/16	1,030,000	828,512	B,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	4,565,000	1,826,000	B,D
VTB Capital SA for Vneshtorgbank		2.716%	11/2/09	1,850,000	1,836,125	C,D,F
Westpac Banking Corp.		2.500%	5/25/12	1,710,000	1,697,722	D

					23,327,099

Diversified Financial Services	1.5%
Aiful Corp.		5.000%	8/10/10	3,491,000	2,129,510	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	3,402,000	2,978,145	B
TNK-BP Finance SA		6.875%	7/18/11	2,783,000	2,702,989	D

					7,810,644

Diversified Telecommunication Services	1.6%
Deutsche Telekom International Finance BV		5.750%	3/23/16	1,800,000	1,842,953
Telecom Italia Capital SpA		5.250%	10/1/15	1,400,000	1,351,472
Telecom Italia Capital SpA		6.999%	6/4/18	1,350,000	1,365,736
Telefonica Emisiones S.A.U.		1.346%	2/4/13	3,570,000	3,338,353	C

					7,898,514

Energy Equipment and Services	0.3%
Transocean Inc.		5.250%	3/15/13	1,670,000	1,731,711

Foreign Government	N.M.
Russian Federation		7.500%	3/31/30	17,014	16,750	D

Industrial Conglomerates	0.5%
Tyco International Group SA		6.000%	11/15/13	2,358,000	2,397,657

Insurance	0.2%
Merna Reinsurance Ltd.		2.348%	6/30/12	1,300,000	1,210,820	C,D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee BondsM—Continued

Media	0.2%
WPP Finance		8.000%	9/15/14	$890,000		$903,820

Metals and Mining	1.1%
BHP Billiton Finance USA Ltd.		6.500%	4/1/19	1,000,000		1,110,525
Rio Tinto Finance USA Ltd.		8.950%	5/1/14	2,960,000		3,289,288	E
Vale Overseas Ltd.		6.250%	1/23/17	1,390,000		1,401,487

						5,801,300

Oil, Gas and Consumable Fuels	1.0%
Anadarko Finance Co.		6.750%	5/1/11	720,000		749,376
BP Capital Markets PLC		5.250%	11/7/13	1,250,000		1,341,639
Gazprom		6.212%	11/22/16	1,240,000		1,035,400	D
Gazprom		6.510%	3/7/22	230,000		172,500	D
Petroleos Mexicanos		8.000%	5/3/19	1,720,000		1,866,200	D

						5,165,115

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	450,000		439,833

Total Yankee Bonds (Cost—$80,967,475)						59,873,511
Preferred Stocks	0.1%
Fannie Mae		8.250%		61,925	shs	82,979	H,N
Freddie Mac		8.375%		84,900		103,578	H,N
Home Ownership Funding Corp.		1.000%		600		57,613	D,L,N
Home Ownership Funding Corp. II		1.000%		1,800		172,838	D,L,N
Preferred Blocker Inc.		7.000%		238		102,355	D

Total Preferred Stocks (Cost—$5,672,235)						519,363

Total Long-Term Securities (Cost—$543,921,331)						484,926,303
Short-Term Securities	4.5%

U.S. Government and Agency Obligations	0.2%
Fannie Mae		0.000%	10/30/09	$1,100,000		1,099,372	H,O

Repurchase Agreements	4.3%
Deutsche Bank 0.07%, dated 6/30/09, to be repurchased at $10,907,021 on 7/1/09 (Collateral: $11,043,000 Freddie Mac note, 1.722%, due 4/27/11, value $11,125,138)				10,907,000		10,907,000

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreements—Continued
Goldman, Sachs & Co. 0.03%, dated 6/30/09, to be repurchased at $10,900,009 on 7/1/09 (Collateral: $11,070,000 Fannie Mae note, 2.750% due 3/13/14, value $11,125,350)		$10,900,000	$10,900,000

			21,807,000

Total Short-Term Securities (Cost—$22,905,706)			22,906,372
Total Investments (Cost—$566,827,037)P	100.3%		507,832,675
Other Assets Less Liabilities	(0.3)%		(1,284,147)

Net Assets	100.0%		$506,548,528

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedQ
Eurodollar Futures	September 2009	50	$70,375
Eurodollar Futures	March 2010	219	30,580
Eurodollar Futures	June 2010	65	20,063
U.S. Treasury Note Futures	September 2009	266	51,232
U.S. Treasury Note Futures	September 2009	297	(5,344)

			$166,906

Futures Contracts WrittenQ
U.S. Treasury Note Futures	September 2009	106	$(133,577)

Options WrittenQ
Eurodollar Futures Call, Strike Price $97.63	September 2009	16	$(55,980)
Eurodollar Futures Call, Strike Price $99.13	September 2009	50	(12,438)
Eurodollar Futures Put, Strike Price $99.13	September 2009	48	360
U.S. Treasury Note Futures Call, Strike Price $118.50	July 2009	166	10,404
U.S. Treasury Note Futures Call, Strike Price $118.50	August 2009	221	583
U.S. Treasury Note Futures Call, Strike Price $123.00	August 2009	182	105,528
U.S. Treasury Note Futures Put, Strike Price $112.00	August 2009	422	83,609
U.S. Treasury Note Futures Put, Strike Price $112.50	July 2009	166	40,670
U.S. Treasury Note Futures Put, Strike Price $113.50	August 2009	108	(10,665)
U.S. Treasury Note Futures Put, Strike Price $115.00	August 2009	182	(85,004)

			$77,067

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

N.M.—Not Meaningful.

A	Bond is currently in default.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 12.67% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
H	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
I

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	All or a portion of this security is collateral to cover futures and options contracts written.
K

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
M	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
N	Non-income producing.
O	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
P

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,849,300
Gross unrealized depreciation	(69,843,662)

Net unrealized depreciation	$(58,994,362)

Q	Options written and futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at market value (Cost—$543,921,331)		$484,926,303
Short-term securities at value (Cost—$22,905,706)		22,906,372
Cash		971
Interest receivable		5,965,322
Restricted cash pledged for swaps		5,050,000
Receivable for securities sold		1,057,723
Premiums paid on open swaps		338,540
Receivable for fund shares sold		82,260
Amount receivable for open swaps		9,946

Total assets		520,337,437

Liabilities:
Payable for fund shares repurchased	$6,129,087
Unrealized depreciation of swaps	2,221,572
Premiums received on open swaps	1,609,009
Payable for Lehman settlement	1,250,000
Payable for securities purchased	1,047,648
Options written (Proceeds—$966,826)	889,759
Income distribution payable	286,063
Accrued management fee	171,639
Futures variation margin payable	56,798
Amount payable for open swaps	3,975
Accrued expenses and other liabilities	123,359

Total liabilities		13,788,909

Net Assets		$506,548,528

Net assets consist of:
Accumulated paid-in-capital		$565,452,900
Undistributed net investment income		705,374
Accumulated net realized gain on investments, options, futures and swaps		1,495,792
Net unrealized depreciation of investments, options, futures and swaps		(61,105,538)

Net Assets		$506,548,528

Net Asset Value Per Share:
Institutional Class (45,873,408 shares outstanding)		$9.75
Institutional Select Class (6,103,656 shares outstanding)		$9.74

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$12,974,667		$23,814,247
Dividends	6,459		120,299
Income from securities loaned	—		721,753

Total income		$12,981,126		$24,656,299
Expenses:
Management fees	1,036,014		1,961,709
Audit and legal fees	46,842		85,919
Custodian fees	35,107		62,101
Directors’ fees and expenses	10,445		16,300
Registration fees	18,501		43,424
Reports to shareholders:
Institutional Class	6,068		14,714
Institutional Select Class	40		1,553
Transfer agent and shareholder servicing expense:
Institutional Class	25,961		33,507
Institutional Select Class	167		132
Other expenses	12,307		28,383

	1,191,452		2,247,742
Less: Fees waived	—		(1,131)
Compensating balance credits	0 *		(148)

Net expenses		1,191,452		2,246,463

Net Investment Income		11,789,674		22,409,836
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(2,106,611)		2,624,691
Options written	1,784,509		2,052,451
Futures	2,392,306		7,414,558
Swaps	3,142,612		(2,062,371)

		5,212,816		10,029,329
Change in unrealized appreciation/(depreciation) of:
Investments	30,655,498		(70,711,563)
Options written	3,837,654		(3,823,723)
Futures	(6,849,290)		3,027,402
Swaps	(928,312)		3,539,644

		26,715,550		(67,968,240)

Net Realized and Unrealized Gain/(Loss) on Investments		31,928,366		(57,938,911)

Change in Net Assets Resulting From Operations		$43,718,040		$(35,529,075)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$11,789,674	$22,409,836	$35,284,401

Net realized gain	5,212,816	10,029,329	11,725,679

Change in unrealized appreciation/(depreciation)	26,715,550	(67,968,240)	(19,855,767)

Change in net assets resulting from operations	43,718,040	(35,529,075)	27,154,313

Distributions to shareholders from:
Net investment income:
Institutional Class	(10,462,292)	(23,850,535)	(35,155,441)
Institutional Select Class	(1,165,826)	(511,463)	N/A

Net realized gain on investments:
Institutional Class	(7,371,572)	(9,280,041)	—
Institutional Select Class	(920,490)	—	N/A

Change in net assets from fund share transactions:
Institutional Class	(50,023,258)	(160,875,180)	75,139,298
Institutional Select Class	6,882,434	49,065,033	N/A

Change in net assets	(19,342,964)	(180,981,261)	67,138,170

Net Assets:
Beginning of period	525,891,492	706,872,753	639,734,583

End of period	$506,548,528	$525,891,492	$706,872,753

Undistributed net investment income	$705,374	$543,818	$1,507,535

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004
Net asset value, beginning of period	$9.32		$10.30		$10.43		$10.21		$10.51		$11.01		$10.92

Investment operations:
Net investment income	.21	B	.34	B	.52	B	.49	B	.44	C	.38	C	.44	C
Net realized and unrealized gain/(loss)	.58		(.82)		(.14)		.22		(.20)		(.22)		.36

Total from investment operations	.79		(.48)		.38		.71		.24		.16		.80

Distributions from:
Net investment income	(.21)		(.37)		(.51)		(.49)		(.44)		(.38)		(.44)
Net realized gain on investments	(.15)		(.13)		—		—		(.10)		(.28)		(.27)

Total distributions	(.36)		(.50)		(.51)		(.49)		(.54)		(.66)		(.71)

Net asset value, end of period	$9.75		$9.32		$10.30		$10.43		$10.21		$10.51		$11.01

Total return†	8.66%		(4.72)%		3.77%		7.17%		2.37%		1.66%		7.58%

Ratios to Average Net Assets:D
Total expenses	.46	%E	.46	%E	.45%		.46%		.47%		.46%		.47%
Expenses net of waivers, if any	.46	%E	.46	%E	.45%		.45%		.45%		.45%		.45%
Expenses net of all reductions	.46	%E	.46	%E	.45%		.45%		.45%		.45%		.45%
Net investment income	4.5	%E	4.6	%E	5.0%		4.8%		4.3%		3.6%		4.0%

Supplemental Data:
Portfolio turnover rate	104.7%		164.7%		239.0%		244.1%		266.1%		215.7%		255.1%
Net assets, end of period (in thousands)	$447,072		$475,695		$706,873		$639,735		$739,492		$660,480		$587,229

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

E	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$9.31	$9.49

Investment operations:
Net investment incomeB	.21	.09
Net realized and unrealized gain/(loss)	.58	(.13)

Total from investment operations	.79	(.04)

Distributions from:
Net investment income	(.21)	(.14)
Net realized gain on investments	(.15)	—

Total distributions	(.36)	(.14)

Net asset value, end of period	$9.74	$9.31

Total return†	8.68%	(.41)%

Ratios to Average Net Assets:C
Total expensesD	.45%	.46%
Expenses net of waivers, if anyD	.45%	.45%
Expenses net of all reductionsD	.45%	.45%
Net investment incomeD	4.6%	4.5%

Supplemental Data:
Portfolio turnover rate	104.7%	164.7%
Net assets, end of period (in thousands)	$59,477	$50,196

A	For the period October 3, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholder

Special Shareholder Notice

Western Asset Intermediate Plus Bond Portfolio

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Effective July 1, 2009, S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Keith J. Gardner and Julien A. Scholnick serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh and Gardner have served as portfolio managers of the Fund since its inception in 2004. Mr. Buchanan has served as a portfolio manager of the Fund since 2005.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Intermediate Plus Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs; (1) transaction cost and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,097.10	$2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.36	2.46
Institutional Select Class:
Actual	$1,000.00	$1,097.40	$2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.56	2.26

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.49% and 0.45% for the Institutional Class and Institutional Select Class; multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Intermediate Plus Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment in each of Institutional Class and Institutional Select Class. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s Portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Rating Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

C	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Intermediate Plus Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

HY	—	High Yield
IG Credit	—	Investment Grade Credit
BIGCI	—	Barclays Capital Intermediate U.S. Government/Credit Index
MBS	—	Mortgage Backed Securities
ABS	—	Asset Backed Securities

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Intermediate Plus Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change interest rate exposure of the Fund’s portfolio in value for a 100 basis point change in Treasury yields. This chart highlights the relative to the selected benchmark as of the end of the reporting period.

HY	—	High Yield
IG Credit	—	Investment Grade Credit
MBS	—	Mortgage Backed Securities
BIGCI	—	Barclays Capital Intermediate U.S. Government/Credit Index

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	88.4%

Corporate Bonds and Notes	45.6%

Aerospace and Defense	0.3%
Boeing Co.		6.000%	3/15/19	$180,000		$196,277

Airlines	0.3%
Delta Air Lines Inc.		6.821%	8/10/22	272,268		225,983

Automobiles	0.6%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	380,000		386,284
General Motors Corp.		8.375%	7/5/33	50,000	EUR	8,065	A
General Motors Corp.		8.375%	7/15/33	120,000		15,300	A

						409,649

Beverages	0.3%
Bottling Group LLC		6.950%	3/15/14	190,000		216,710

Capital Markets	3.3%
Goldman Sachs Capital II		5.793%	12/29/49	1,320,000		804,474	B
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	920,000		92	A,B
Lehman Brothers Holdings Capital Trust VIII		3.915%	5/29/49	20,000		2	A,C
Lehman Brothers Holdings Inc.		4.500%	7/26/10	140,000		20,650	A
Merrill Lynch and Co. Inc.		5.700%	5/2/17	420,000		360,253
Merrill Lynch and Co. Inc.		6.875%	4/25/18	220,000		203,622
Morgan Stanley		5.550%	4/27/17	310,000		288,572
Morgan Stanley		7.300%	5/13/19	310,000		321,455
State Street Corp.		4.300%	5/30/14	120,000		118,637
The Bear Stearns Cos. Inc.		7.250%	2/1/18	330,000		347,817

						2,465,574

Chemicals	0.3%
Lubrizol Corp.		8.875%	2/1/19	170,000		197,498
The Dow Chemical Co.		5.700%	5/15/18	70,000		61,861

						259,359

Commercial Banks	2.7%
Comerica Capital Trust II		6.576%	2/20/37	130,000		76,700	B
Societe Financement de l’Economie Francaise		3.375%	5/5/14	200,000		200,499	D
SunTrust Capital VIII		6.100%	12/15/36	80,000		51,966	B
U.S. Bancorp		4.200%	5/15/14	150,000		151,695
Wachovia Capital Trust III		5.800%	8/29/49	1,350,000		810,000	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks—Continued
Wells Fargo and Co.		5.250%	10/23/12	$270,000	$279,486
Wells Fargo Capital X		5.950%	12/15/36	640,000	473,600

					2,043,946

Communications Equipment	0.2%
EchoStar DBS Corp.		7.750%	5/31/15	130,000	123,825

Consumer Finance	4.7%
American Express Co.		8.125%	5/20/19	150,000	155,659
American Express Co.		6.800%	9/1/66	710,000	511,200	B
Ford Motor Credit Co.		3.889%	1/13/12	1,160,000	897,550	C
GMAC LLC		6.875%	9/15/11	443,000	387,625	D
GMAC LLC		6.000%	12/15/11	747,000	638,685	D
GMAC LLC		7.500%	12/31/13	108,000	83,700	D
GMAC LLC		6.750%	12/1/14	24,000	18,840	D
GMAC LLC		8.000%	12/31/18	90,000	57,150	D
John Deere Capital Corp.		5.100%	1/15/13	100,000	103,964
Nelnet Inc.		7.400%	9/29/36	250,000	138,461	B
SLM Corp.		1.392%	1/27/14	700,000	486,585	C

					3,479,419

Diversified Financial Services	6.2%
AGFC Capital Trust I		6.000%	1/15/67	520,000	109,200	B,D
BAC Capital Trust XIII		1.029%	3/15/43	120,000	53,373	C
BAC Capital Trust XIV		5.630%	12/31/49	10,000	5,000	B
Bank of America Corp.		3.125%	6/15/12	480,000	495,047
Bank of America Corp.		8.000%	12/29/49	300,000	250,548	B
Beaver Valley II Funding		9.000%	6/1/17	179,000	176,678
Citigroup Inc.		8.500%	5/22/19	810,000	823,964
General Electric Capital Corp.		2.125%	12/21/12	280,000	278,073
General Electric Capital Corp.		6.375%	11/15/67	380,000	253,544	B
ILFC E-Capital Trust I		5.900%	12/21/65	170,000	62,900	B,D
JPMorgan Chase and Co.		2.125%	12/26/12	1,550,000	1,542,160
JPMorgan Chase Capital XXII		6.450%	2/2/37	380,000	303,876	B
TNK-BP Finance SA		7.500%	3/13/13	100,000	92,250	D
ZFS Finance USA Trust II		6.450%	12/15/65	240,000	182,400	B,D

					4,629,013

Diversified Telecommunication Services	1.2%
AT&T Inc.		5.600%	5/15/18	150,000	150,810
AT&T Inc.		5.800%	2/15/19	240,000	243,674

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Embarq Corp.		6.738%	6/1/13	$110,000	$111,039
Embarq Corp.		7.082%	6/1/16	250,000	244,148
Qwest Communications International Inc.		7.500%	2/15/14	90,000	82,125
Qwest Corp.		3.879%	6/15/13	70,000	62,562	C
Windstream Corp.		8.625%	8/1/16	30,000	28,725

					923,083

Electric Utilities	1.2%
Duke Energy Corp.		6.250%	1/15/12	200,000	215,075
Duke Energy Corp.		5.625%	11/30/12	160,000	171,483
Duke Energy Corp.		6.300%	2/1/14	10,000	10,796
Energy Future Holdings Corp.		11.250%	11/1/17	265,000	161,650	E
Exelon Corp.		6.750%	5/1/11	300,000	313,130

					872,134

Energy Equipment and Services	0.1%
Key Energy Services Inc.		8.375%	12/1/14	70,000	61,775

Food and Staples Retailing	0.9%
Safeway Inc.		6.500%	3/1/11	220,000	232,996
Wal-Mart Stores Inc.		4.250%	4/15/13	370,000	384,437
Walgreen Co.		5.250%	1/15/19	80,000	83,222

					700,655

Health Care Equipment and Supplies	0.3%
Hospira Inc.		5.550%	3/30/12	200,000	208,363

Health Care Providers and Services	2.0%
DaVita Inc.		7.250%	3/15/15	30,000	28,200
HCA Inc.		8.750%	9/1/10	50,000	50,125
HCA Inc.		6.250%	2/15/13	30,000	26,250
HCA Inc.		6.750%	7/15/13	70,000	61,600
HCA Inc.		9.125%	11/15/14	10,000	9,900
HCA Inc.		9.250%	11/15/16	90,000	88,650
HCA Inc.		9.625%	11/15/16	63,000	62,370	E
Quest Diagnostics Inc.		7.500%	7/12/11	320,000	343,035
Tenet Healthcare Corp.		8.875%	7/1/19	171,000	171,855	D
UnitedHealth Group Inc.		6.000%	11/15/17	440,000	419,136
Universal Health Services Inc.		6.750%	11/15/11	240,000	245,928
WellPoint Inc.		5.875%	6/15/17	10,000	9,787

					1,516,836

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure	N.M.
MGM MIRAGE		10.375%	5/15/14	$10,000	$10,375	D
MGM MIRAGE		11.125%	11/15/17	20,000	21,200	D

					31,575

Independent Power Producers and Energy Traders	1.1%
Calpine Corp.		8.000%	6/1/16	50,000	47,875	D
Dynegy Holdings Inc.		7.750%	6/1/19	70,000	54,512
Edison Mission Energy		7.625%	5/15/27	70,000	44,800
Mirant Mid Atlantic LLC		10.060%	12/30/28	97,429	93,654
NRG Energy Inc.		7.375%	2/1/16	60,000	56,775
The AES Corp.		7.750%	10/15/15	50,000	46,500
The AES Corp.		8.000%	6/1/20	160,000	143,600
TXU Corp.		5.550%	11/15/14	480,000	303,082

					790,798

Industrial Conglomerates	0.8%
General Electric Capital Corp.		5.900%	5/13/14	570,000	581,777

Insurance	1.7%
Allstate Life Global Funding Trust		5.375%	4/30/13	300,000	310,196
American International Group Inc.		5.850%	1/16/18	40,000	21,162
American International Group Inc.		8.250%	8/15/18	100,000	58,851	D
Genworth Life Insurance Co.		5.875%	5/3/13	190,000	170,910	D
MetLife Capital Trust IV		7.875%	12/15/37	450,000	364,500	B,D
Metlife Inc.		6.750%	6/1/16	100,000	101,805
MetLife Inc.		6.400%	12/15/36	10,000	7,150	B
Metropolitan Life Global Funding I		5.125%	4/10/13	190,000	193,244	D
The Travelers Cos. Inc.		6.250%	3/15/37	30,000	24,179	B

					1,251,997

IT Services	N.M.
SunGard Data Systems Inc.		10.250%	8/15/15	30,000	27,712

Machinery	N.M.
Terex Corp.		7.375%	1/15/14	20,000	18,300

Media	1.7%
CSC Holdings Inc.		7.625%	4/1/11	60,000	59,400
DirecTV Holdings LLC		8.375%	3/15/13	25,000	25,063

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
News America Inc.		5.300%	12/15/14	$220,000	$221,573
News America Inc.		6.650%	11/15/37	10,000	8,995
Reed Elsevier Capital Inc.		8.625%	1/15/19	150,000	170,426
Time Warner Cable Inc.		8.250%	2/14/14	320,000	358,686
Time Warner Inc.		6.875%	5/1/12	200,000	213,949
Turner Broadcasting System Inc.		8.375%	7/1/13	130,000	140,524
Viacom Inc.		5.750%	4/30/11	60,000	61,426

					1,260,042

Metals and Mining	0.9%
Alcoa Inc.		6.000%	7/15/13	190,000	185,631
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	410,000	413,075
Steel Dynamics Inc.		8.250%	4/15/16	50,000	47,125	D

					645,831

Multi-Utilities	0.6%
Dominion Resources Inc.		5.700%	9/17/12	280,000	297,835
Dominion Resources Inc.		8.875%	1/15/19	140,000	166,956

					464,791

Multiline Retail	0.5%
Federated Retail Holdings Inc.		5.350%	3/15/12	140,000	127,430
JC Penney Corp. Inc.		5.750%	2/15/18	80,000	70,213
May Department Stores Co.		5.750%	7/15/14	210,000	178,551

					376,194

Office Electronics	0.4%
Xerox Corp.		5.500%	5/15/12	300,000	299,179

Oil, Gas and Consumable Fuels	8.1%
Anadarko Petroleum Corp.		5.950%	9/15/16	220,000	217,057
Chesapeake Energy Corp.		7.250%	12/15/18	70,000	60,900
ConocoPhillips		5.750%	2/1/19	500,000	525,508
Devon Energy Corp.		6.300%	1/15/19	270,000	288,527
El Paso Corp.		7.000%	5/15/11	80,000	78,470
El Paso Corp.		6.875%	6/15/14	320,000	298,638
Enbridge Energy Partners LP		9.875%	3/1/19	100,000	115,933
Energy Transfer Partners LP		9.700%	3/15/19	130,000	149,246
Energy Transfer Partners LP		9.000%	4/15/19	50,000	57,097
Enterprise Products Operating LLP		6.300%	9/15/17	340,000	341,686
Hess Corp.		8.125%	2/15/19	300,000	341,536

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	$150,000	$138,375	D
Kerr-McGee Corp.		6.875%	9/15/11	650,000	685,533
Kinder Morgan Energy Partners LP		6.000%	2/1/17	470,000	466,271
Noble Energy Inc.		8.250%	3/1/19	50,000	56,887
Occidental Petroleum Corp.		6.750%	1/15/12	200,000	217,972
Pemex Project Funding Master Trust		5.750%	3/1/18	250,000	230,000
SandRidge Energy Inc.		9.875%	5/15/16	45,000	43,425	D
SemGroup LP		8.750%	11/15/15	20,000	800	A,D,F
Shell International Finance BV		4.000%	3/21/14	380,000	390,194
The Williams Cos. Inc.		3.208%	10/1/10	280,000	264,958	C,D
The Williams Cos. Inc.		6.375%	10/1/10	60,000	59,988	D
The Williams Cos. Inc.		7.875%	9/1/21	110,000	108,350
The Williams Cos. Inc.		7.500%	1/15/31	40,000	35,200
The Williams Cos. Inc.		7.750%	6/15/31	110,000	99,000
The Williams Cos. Inc.		8.750%	3/15/32	10,000	10,050
XTO Energy Inc.		7.500%	4/15/12	100,000	110,775
XTO Energy Inc.		6.250%	4/15/13	190,000	201,334
XTO Energy Inc.		5.650%	4/1/16	460,000	465,699

					6,059,409

Paper and Forest Products	0.2%
Weyerhaeuser Co.		6.750%	3/15/12	180,000	180,065

Pharmaceuticals	1.0%
Abbott Laboratories		5.125%	4/1/19	180,000	185,334
GlaxoSmithKline Capital Inc.		5.650%	5/15/18	250,000	264,801
Pfizer Inc.		6.200%	3/15/19	170,000	185,916
Roche Holdings Inc.		6.000%	3/1/19	90,000	95,965	D

					732,016

Real Estate Investment Trusts (REITs)	0.5%
iStar Financial Inc.		10.000%	6/15/14	452,000	334,480	D
Ventas Inc.		9.000%	5/1/12	30,000	30,900

					365,380

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	150,000	42,000

Road and Rail	N.M.
Hertz Corp.		10.500%	1/1/16	15,000	13,350

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	$90,000	$45,450

Thrifts and Mortgage Finance	0.8%
Countrywide Financial Corp.		5.800%	6/7/12	600,000	603,739

Tobacco	0.6%
Altria Group Inc.		9.700%	11/10/18	10,000	11,465	G
Philip Morris International Inc.		5.650%	5/16/18	400,000	419,277

					430,742

Wireless Telecommunication Services	1.9%
Cricket Communications Inc.		7.750%	5/15/16	45,000	43,312	D
New Cingular Wireless Services Inc.		8.125%	5/1/12	400,000	447,833
Sprint Capital Corp.		8.375%	3/15/12	590,000	581,150
Vodafone Group PLC		5.350%	2/27/12	330,000	347,633

					1,419,928

Total Corporate Bonds and Notes (Cost—$38,409,355)					33,972,876
Asset-Backed Securities	1.6%

Indexed SecuritiesC	1.6%
Countrywide Asset-Backed Certificates 2005-6 M1		0.804%	12/25/35	320,000	226,537
GSAA Home Equity Trust 2007-7 A4		0.584%	7/25/37	410,000	106,850	H
Nelnet Student Loan Trust 2008-4 A4		2.572%	4/25/24	170,000	167,498
Washington Mutual Master Note Trust 2006-A3A A3		0.349%	9/15/13	700,000	698,927	D

Total Asset-Backed Securities (Cost—$1,399,369)					1,199,812
Mortgage-Backed Securities	4.4%

Fixed Rate Securities	0.5%
CS First Boston Mortgage Securities Corp. 2005-9 3A1		6.000%	10/25/35	282,084	181,900
Residential Accredit Loans Inc. 2006-QS8 A2		6.000%	8/25/36	400,000	192,123
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1		7.000%	3/25/34	13,798	13,315

					387,338

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed SecuritiesC	1.3%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.067%	9/19/35	$116,782	$90,030
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.142%	11/25/37	361,814	236,028
MASTR Adjustable Rate Mortgages Trust 2004-13		3.469%	11/21/34	550,000	346,578
MLCC Mortgage Investors Inc. 2004-B		3.442%	5/25/29	10,525	8,906
Residential Accredit Loans Inc. 2007-QS1 2A2		0.674%	1/25/37	612,247	300,812

					982,354

Variable Rate SecuritiesI	2.6%
Banc of America Funding Corp. 2005-B		5.087%	4/20/35	138,283	87,876
Bear Stearns Alt-A Trust 2005-2		4.654%	4/25/35	93,316	54,254
Countrywide Home Loans 2004-20		3.871%	9/25/34	11,092	7,056
JP Morgan Mortgage Trust 2004-A3		3.856%	7/25/34	294,604	258,255
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1		5.644%	11/25/35	278,575	122,097	D
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.565%	2/25/34	200,777	171,097
MLCC Mortgage Investors Inc. 2005-1 2A1		4.948%	4/25/35	39,847	29,145
MLCC Mortgage Investors Inc. 2005-1 2A2		4.948%	4/25/35	129,504	101,683
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		3.733%	6/25/34	130,849	108,205
Structured Asset Securities Corp. 2003-31A 2A7		3.945%	10/25/33	101,008	80,215
WaMu Mortgage Pass Through Certificates 2006-AR12 1A2		5.802%	10/25/36	960,000	541,859
Washington Mutual Inc. 2005-AR12		4.825%	10/25/35	316,812	198,159
Washington Mutual Inc. 2005-AR4		4.668%	4/25/35	300,000	166,356

					1,926,257

Total Mortgage-Backed Securities (Cost—$4,511,045)					3,295,949
U.S. Government and Agency Obligations	18.5%

Fixed Rate Securities	15.5%
Fannie Mae		5.250%	8/1/12	320,000	332,512	J
Fannie Mae		2.500%	5/15/14	40,000	39,323	J
Fannie Mae		5.000%	2/13/17	620,000	676,489	J
Farmer Mac		5.125%	4/19/17	400,000	420,348	D
Federal Home Loan Bank		3.625%	9/16/11	3,760,000	3,937,754
Federal Home Loan Bank		5.000%	11/17/17	450,000	478,851
Freddie Mac		1.750%	6/15/12	200,000	199,273	J
Freddie Mac		2.500%	4/23/14	470,000	462,559	J

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
Freddie Mac		5.000%	4/18/17	$1,000,000	$1,091,689	J
Tennessee Valley Authority		5.625%	1/18/11	10,000	10,702
Tennessee Valley Authority		6.790%	5/23/12	210,000	237,056
Tennessee Valley Authority		5.980%	4/1/36	10,000	10,637
United States Treasury Notes		1.375%	5/15/12	910,000	904,886
United States Treasury Notes		2.250%	5/31/14	640,000	631,398
United States Treasury Notes		4.000%	2/15/15	80,000	84,994
United States Treasury Notes		3.250%	5/31/16	920,000	924,025
United States Treasury Notes		2.750%	2/15/19	1,170,000	1,095,775

					11,538,271

Treasury Inflation-Protected SecuritiesK	3.0%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	709,071	709,071
United States Treasury Inflation-Protected Security		1.875%	7/15/15	295,974	299,212	L
United States Treasury Inflation-Protected Security		2.500%	7/15/16	147,813	155,158	L
United States Treasury Inflation-Protected Security		2.625%	7/15/17	246,910	263,113	L
United States Treasury Inflation-Protected Security		1.375%	7/15/18	128,543	124,606	L
United States Treasury Inflation-Protected Security		2.375%	1/15/25	79,182	81,384	L
United States Treasury Inflation-Protected Security		1.750%	1/15/28	641,201	605,134	L
United States Treasury Inflation-Protected Security		2.500%	1/15/29	19,849	21,089

					2,258,767

Total U.S. Government and Agency Obligations (Cost—$13,562,640)					13,797,038
U.S. Government Agency Mortgage-Backed Securities	6.7%

Fixed Rate Securities	4.6%
Fannie Mae		5.000%	6/1/35 to 2/1/36	1,596,144	1,631,139	J
Fannie Mae		5.500%	7/1/38	547,136	565,566	J
Freddie Mac		5.500%	4/1/38	1,159,691	1,198,819	J

					3,395,524

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed SecuritiesC	2.1%
Fannie Mae		4.422%	12/1/34	$345,141	$355,336	J
Fannie Mae		4.459%	9/1/35	185,865	191,432	J
Fannie Mae		5.852%	8/1/37	320,144	338,496	J
Freddie Mac		4.090%	1/1/35	13,370	13,739	J
Freddie Mac		4.161%	1/1/35	23,399	24,115	J
Freddie Mac		6.087%	9/1/37	644,989	676,353	J

					1,599,471

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$4,772,894)					4,994,995
Yankee BondsM	11.4%

Beverages	0.2%
Diageo Capital PLC		7.375%	1/15/14	140,000	158,404

Commercial Banks	3.8%
ANZ National (Int’l) Ltd.		3.250%	4/2/12	240,000	245,276	D,H
Banco Santiago SA		0.983%	12/9/09	200,000	199,004	C,D
Barclays Bank PLC		7.700%	12/31/49	100,000	83,090	B,D
Glitnir Banki Hf		5.815%	1/21/11	640,000	104,000	A,C,D,F
Glitnir Banki Hf		5.678%	1/18/12	100,000	16,250	A,C,D,F
Glitnir Banki Hf		6.375%	9/25/12	260,000	42,250	A,D,F
Glitnir Banki Hf		6.693%	6/15/16	100,000	10	A,B,D,F
Kaupthing Bank Hf		5.750%	10/4/11	580,000	75,400	A,D,F
Kaupthing Bank Hf		7.625%	2/28/15	360,000	28,800	A,D,F
Landsbanki Islands Hf		6.100%	8/25/11	330,000	9,900	A,D,F
Landsbanki Islands Hf		7.431%	10/19/17	250,000	25	A,B,D,F
Lloyds TSB Group PLC		2.800%	4/2/12	380,000	383,724	D,H
Rabobank Nederland NV		11.000%	12/29/49	90,000	100,125	B,D
Resona Preferred Global Securities		7.191%	12/29/49	680,000	496,400	B,D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	180,000	146,700
Santander Issuances		5.805%	6/20/16	140,000	112,613	B,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	650,000	260,000	B,D
VTB Capital SA for Vneshtorgbank		2.716%	11/2/09	280,000	277,900	C,D,H
Westpac Banking Corp.		2.500%	5/25/12	240,000	238,277	D

					2,819,744

Diversified Financial Services	1.3%
Aiful Corp.		5.000%	8/10/10	390,000	237,900	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	450,000	393,935	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Diversified Financial Services—Continued
TNK-BP Finance SA		6.875%	7/18/11	$380,000	$369,075	D

					1,000,910

Diversified Telecommunication Services	2.8%
British Telecommunications PLC		9.125%	12/15/10	350,000	371,725	G
Deutsche Telekom International Finance BV		5.750%	3/23/16	500,000	511,932
Intelsat Bermuda Ltd.		9.500%	6/15/16	15,000	15,075	D
Intelsat Bermuda Ltd.		11.250%	6/15/16	30,000	30,600
Telecom Italia Capital SpA		5.250%	10/1/15	420,000	405,442
Telecom Italia Capital SpA		6.999%	6/4/18	110,000	111,282
Telefonica Emisiones S.A.U.		1.346%	2/4/13	400,000	374,045	C
VIP Finance Ireland Ltd		8.375%	4/30/13	260,000	235,950	D

					2,056,051

Energy Equipment and Services	0.3%
Transocean Inc.		5.250%	3/15/13	220,000	228,130

Industrial Conglomerates	0.6%
Tyco International Group SA		6.000%	11/15/13	460,000	467,736

Media	0.2%
WPP Finance		8.000%	9/15/14	120,000	121,863

Metals and Mining	1.5%
BHP Billiton Finance USA Ltd.		6.500%	4/1/19	150,000	166,579
Evraz Group SA		8.875%	4/24/13	220,000	180,400	D
Rio Tinto Finance USA Ltd.		8.950%	5/1/14	430,000	477,836	G
Teck Resources Ltd.		9.750%	5/15/14	5,000	5,175	D
Teck Resources Ltd.		10.250%	5/15/16	5,000	5,237	D
Teck Resources Ltd.		10.750%	5/15/19	10,000	10,750	D
Vale Overseas Ltd.		6.250%	1/23/17	190,000	191,570
Vedanta Resources PLC		8.750%	1/15/14	130,000	118,300	D

					1,155,847

Oil, Gas and Consumable Fuels	0.5%
Gazprom		6.212%	11/22/16	40,000	33,400	D
Gazprom		6.510%	3/7/22	110,000	82,500	D
OPTI Canada Inc.		8.250%	12/15/14	100,000	66,000
Petroleos Mexicanos		8.000%	5/3/19	210,00	227,850	D

					409,750

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued

Road and Rail	0.1%
Kansas City Southern de Mexico		12.500%	4/1/16	$45,000		$45,675	D

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	70,000		68,418

Total Yankee Bonds (Cost—$11,704,859)						8,532,528
Preferred Stocks	0.2%
Fannie Mae		8.250%		8,850	shs	11,859	J,N
Freddie Mac		8.375%		12,075		14,732	J,N
Preferred Blocker Inc.		7.000%		258		110,956	D

Total Preferred Stocks (Cost—$583,049)						137,547

Total Long-Term Securities (Cost—$74,943,211)						65,930,745
Short-Term Securities	9.3%

U.S. Government and Agency Obligations	9.3%
Fannie Mae		0.000%	10/30/09	$6,500,000		6,496,288	J,O
Fannie Mae		0.000%	1/25/10	436,000		435,169	J,L,O

Total Short-Term Securities (Cost—$6,927,346)						6,931,457
Total Investments (Cost—$81,870,557)P	97.7%					72,862,202
Other Assets Less Liabilities	2.3%					1,723,637

Net Assets	100.0%					$74,585,839

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedQ
Eurodollar Futures	September 2009	8	$11,260
Eurodollar Futures	March 2010	30	4,538
Eurodollar Futures	June 2010	9	2,780
U.S. Treasury Note Futures	September 2009	8	(102)
U.S. Treasury Note Futures	September 2009	70	(109,991)
U.S. Treasury Note Futures	September 2009	50	(29,188)

			$(120,703)

Futures Contracts WrittenQ
German Euro Bund Futures	September 2009	11	$(33,166)

Options WrittenQ
Eurodollar Futures Call, Strike Price $97.63	September 2009	3	(10,221)
Eurodollar Futures Call, Strike Price $99.13	September 2009	8	(1,990)

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Options WrittenQ—Continued
Eurodollar Futures Put, Strike Price $99.13	September 2009	8	$60
U.S. Treasury Note Futures Call, Strike Price $118.50	July 2009	25	1,563
U.S. Treasury Note Futures Call, Strike Price $118.50	August 2009	33	85
U.S. Treasury Note Futures Call, Strike Price $123.00	August 2009	25	14,500
U.S. Treasury Note Futures Put, Strike Price $112.00	August 2009	59	11,689
U.S. Treasury Note Futures Put, Strike Price $112.50	July 2009	25	6,125
U.S. Treasury Note Futures Put, Strike Price $113.50	August 2009	16	(1,580)
U.S. Treasury Note Futures Put, Strike Price $115.00	August 2009	25	(11,688)

			$8,543

N.M.—Not Meaningful.

A	Bond is currently in default.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 12.73% of net assets.

E	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
I	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
J	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
K

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	All or a portion of this security is collateral to cover futures and options contracts written.
M	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
N	Non-income producing.
O	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
P

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,624,455
Gross unrealized depreciation	(10,632,810)

Net unrealized depreciation	$(9,008,355)

Q	Options written and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EUR—Euro

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Plus Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at market value (Cost—$74,943,211)		$65,930,745
Short-term securities at value (Cost—$6,927,346)		6,931,457
Cash		759,287
Foreign currency at value (Cost—$22,003)		22,064
Interest receivable		889,716
Restricted cash pledged for swaps		600,000
Receivable for securities sold		567,962
Unrealized appreciation of forward foreign currency contracts		163,672
Premiums paid on open swaps		56,982
Deposits with brokers for open futures contracts		29,223
Amount receivable for open swaps		2,692

Total assets		75,953,800

Liabilities:
Payable for securities purchased	$379,235
Premiums received on open swaps	318,864
Unrealized depreciation of swaps	204,313
Unrealized depreciation of forward foreign currency contracts	183,488
Options written (Proceeds—$139,896)	131,353
Futures variation margin payable	35,862
Income distribution payable	22,793
Accrued management fee	9,933
Amount payable for open swaps	8,368
Accrued expenses	73,752

Total liabilities		1,367,961

Net Assets		$74,585,839

Net assets consist of:
Accumulated paid-in-capital		$84,128,023
Overdistributed net investment income		(161,086)
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(3,350)
Net unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(9,377,748)

Net Assets		$74,585,839

Net Asset Value Per Share:
Institutional Class (7,432,682 shares outstanding)		$9.16
Institutional Select Class (710,426 shares outstanding)		$9.15

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$1,923,925		$3,686,105
Dividends	7,002		15,447
Less: Foreign taxes withheld	(2,207)		—

Total income		$1,928,720		$3,701,552
Expenses:
Management fees	150,088		287,933
Audit and legal fees	43,591		76,548
Custodian fees	18,436		25,549
Directors’ fees and expenses	1,892		2,687
Registration fees	17,319		34,275
Reports to shareholders:
Institutional Class	5,227		363
Institutional Select Class	777		—
Transfer agent and shareholder servicing expense:
Institutional Class	10,591		10,892
Institutional Select Class	5,463		93
Other expenses	19,353		22,260

	272,737		460,600
Less: Fees waived	(88,210)		(106,270)
Compensating balance credits	0 *		(132)

Net expenses		184,527		354,198

Net Investment Income		1,744,193		3,347,354
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(276,137)		(915,845)
Options written	251,915		495,802
Futures	394,707		1,310,141
Swaps	374,452		(309,083)
Foreign currency transactions	82,637		132,537

		827,574		713,552
Change in unrealized appreciation/(depreciation) of:
Investments	5,220,413		(10,224,858)
Options written	547,375		(551,925)
Futures	(1,181,339)		464,012
Swaps	(122,217)		535,915
Foreign currency translations	(83,417)		153,128

		4,380,815		(9,623,728)

Net Realized and Unrealized Gain/(Loss) on Investments		5,208,389		(8,910,176)

Change in Net Assets Resulting From Operations		$6,952,582		$(5,562,822)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$1,744,193	$3,347,354	$5,072,758

Net realized gain	827,574	713,552	1,686,370

Change in unrealized appreciation/(depreciation)	4,380,815	(9,623,728)	(4,387,095)

Change in net assets resulting from operations	6,952,582	(5,562,822)	2,372,033

Distributions to shareholders from:
Net investment income:
Institutional Class	(1,572,236)	(3,930,720)	(4,962,617)
Institutional Select Class	(147,441)	(114,207)	N/A

Net realized gain on investments:
Institutional Class	—	(2,548,887)	(254,925)

Change in net assets from fund share transactions:
Institutional Class	(6,796,614)	(28,378,624)	26,837,152
Institutional Select Class	(1,000,000)	6,871,040	N/A

Change in net assets	(2,563,709)	(33,664,220)	23,991,643

Net Assets:
Beginning of period	77,149,548	110,813,768	86,822,125

End of period	$74,585,839	$77,149,548	$110,813,768

(Overdistributed)/Undistributed net investment income	$(161,086)	$(185,602)	$34,069

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005
Net asset value, beginning of period	$8.54		$9.67		$9.95		$9.74		$9.86		$10.00

Investment operations:
Net investment income	.20	B	.32	B	.49	B	.45	B	.40	C	.32	C
Net realized and unrealized gain/(loss)	.62		(.81)		(.26)		.21		(.11)		(.14)

Total from investment operations	.82		(.49)		.23		.66		.29		.18

Distributions from:
Net investment income	(.20)		(.40)		(.49)		(.45)		(.41)		(.32)
Net realized gain on investments	—		(.24)		(.02)		—		—		—

Total distributions	(.20)		(.64)		(.51)		(.45)		(.41)		(.32)

Net asset value, end of period	$9.16		$8.54		$9.67		$9.95		$9.74		$9.86

Total return†	9.71%		(5.37)%		2.35%		6.98%		2.99%		1.81%

Ratios to Average Net Assets:D
Total expenses	.71	%E	.64	%E	.58%		.63%		.76%		1.22%
Expenses net of waivers, if any	.49	%E	.49	%E	.45%		.45%		.45%		.45%
Expenses net of all reductions	.49	%E	.49	%E	.45%		.45%		.45%		.45%
Net investment income	4.6	%E	4.7	%E	5.0%		4.6%		4.1%		3.1%

Supplemental Data:
Portfolio turnover rate	75.1%		181.5%		300.0%		312.2%		368.6%		463.5%
Net assets, end of period (in thousands)	$68,087		$70,093		$110,814		$86,822		$69,908		$40,637

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

E	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$8.53	$8.31

Investment operations:
Net investment incomeB	.20	.05
Net realized and unrealized gain	.62	.31

Total from investment operations	.82	.36

Distributions from:
Net investment income	(.20)	(.14)

Total distributions	(.20)	(.14)

Net asset value, end of period	$9.15	$8.53

Total return†	9.74%	4.32%

Ratios to Average Net Assets:C
Total expensesD	.86%	.63%
Expenses net of waivers, if anyD	.45%	.45%
Expenses net of all reductionsD	.45%	.45%
Net investment incomeD	4.7%	4.6%

Supplemental Data:
Portfolio turnover rate	75.1%	181.5%
Net assets, end of period (in thousands)	$6,499	$7,057

A	For the period November 10, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholder

Special Shareholder Notice

Western Asset Limited Duration Bond Portfolio

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Effective July 1, 2009, S. Kenneth Leech, Stephen A. Walsh, Andrea A. Mack and Julien A. Scholnick serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech, Mr. Walsh and Ms. Mack have served as portfolio managers of the Fund since its inception in 2003.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Limited Duration Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs; (1) transaction cost and (2) ongoing costs, including management fees; distribution (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the PeriodA 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,083.10	$2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.61	2.21
Institutional Select Class:
Actual	$1,000.00	$1,083.30	$2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.01

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.44% and 0.40% for the Institutional Class and Institutional Select Class, multiplied by the average value over the period, multiplied by the number of days in the most recent half-year then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Limited Duration Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class and Institutional Select Class for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Performance Information—(Unaudited) Continued

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Limited Duration Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS	—	Asset Backed Securities
MLTI	—	Merrill Lynch 1-3 Year Treasury Index
CMBS	—	Commercial Mortgage Backed Securities
HY	—	High Yield
IG Credit	—	Investment Grade Credit
MBS	—	Mortgage Backed Securities

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Limited Duration Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS	—	Asset Backed Securities
CMBS	—	Commercial Mortgage Backed Securities
MLTI	—	Merrill Lynch 1-3 Year Treasury Index
HY	—	High Yield
IG Credit	—	Investment Grade Credit
MBS	—	Mortgage Backed Securities

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	90.6%

Corporate Bonds and Notes	28.3%

Aerospace and Defense	0.4%
United Technologies Corp.		5.375%	12/15/17	$240,000	$254,168

Air Freight and Logistics	0.3%
United Parcel Service Inc.		4.500%	1/15/13	180,000	188,770

Airlines	1.7%
Continental Airlines Inc.		7.056%	9/15/09	50,000	49,500
Continental Airlines Inc.		6.900%	1/2/18	295,297	256,908
Continental Airlines Inc.		6.545%	8/2/20	267,810	247,724
Continental Airlines Inc.		6.703%	6/15/21	199,128	167,267
Northwest Airlines Inc.		1.535%	5/20/14	373,433	280,075	A

					1,001,474

Capital Markets	4.1%
Goldman Sachs Capital II		5.793%	12/29/49	1,440,000	877,608	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	570,000	57	B,C
Lehman Brothers Holdings Inc.		6.500%	7/19/17	200,000	20	C
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400,000	401,057
Merrill Lynch and Co. Inc.		6.150%	4/25/13	450,000	450,636
Morgan Stanley		6.600%	4/1/12	200,000	211,751
The Bear Stearns Cos. Inc.		6.400%	10/2/17	230,000	230,409
The Goldman Sachs Group Inc.		6.600%	1/15/12	210,000	223,592

					2,395,130

Chemicals	0.1%
The Dow Chemical Co.		5.700%	5/15/18	60,000	53,023

Commercial Banks	2.0%
SunTrust Capital VIII		6.100%	12/15/36	60,000	38,975	B
Wachovia Capital Trust III		5.800%	3/15/42	1,270,000	762,000	B
Wells Fargo Capital X		5.950%	12/15/36	150,000	111,000	B
Wells Fargo Capital XIII		7.700%	12/29/49	290,000	240,700	B

					1,152,675

Consumer Finance	1.6%
American Express Co.		6.800%	9/1/66	300,000	216,000	B
GMAC LLC		7.500%	12/31/13	153,000	118,575	D
GMAC LLC		8.000%	12/31/18	127,000	80,645	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
Nelnet Inc.		7.400%	9/29/36	$280,000	$155,076	B
SLM Corp.		8.450%	6/15/18	420,000	359,304

					929,600

Diversified Financial Services	6.5%
AGFC Capital Trust I		6.000%	1/15/67	630,000	132,300	B,D
Bank of America Corp.		8.000%	12/29/49	300,000	250,548	B
Citigroup Inc.		5.000%	9/15/14	500,000	419,159
General Electric Capital Corp.		5.000%	12/1/10	270,000	277,927
General Electric Capital Corp.		2.125%	12/21/12	640,000	635,596
General Electric Capital Corp.		6.375%	11/15/67	450,000	300,249	B
IBM International Group Capital LLC		5.050%	10/22/12	540,000	578,047
JPMorgan Chase Bank NA		3.806%	2/11/11	805,000	771,311	A
TNK-BP Finance SA		7.500%	3/13/13	110,000	101,475	D
ZFS Finance USA Trust III		1.779%	12/15/65	540,000	329,400	A,D

					3,796,012

Diversified Telecommunication Services	1.6%
AT&T Inc.		4.850%	2/15/14	350,000	363,020
Qwest Corp.		8.875%	3/15/12	130,000	130,975
Verizon Communications Inc.		8.750%	11/1/18	120,000	142,137
Verizon Wireless Capital LLC		3.750%	5/20/11	260,000	265,323	D

					901,455

Electric Utilities	0.9%
FirstEnergy Corp.		6.450%	11/15/11	110,000	114,813
Pacific Gas and Electric Co.		4.800%	3/1/14	400,000	421,113

					535,926

Health Care Equipment and Supplies	0.4%
Hospira Inc.		5.550%	3/30/12	200,000	208,363

Health Care Providers and Services	0.2%
UnitedHealth Group Inc.		4.875%	2/15/13	110,000	111,187

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		7.250%	11/15/13	10,000	6,100

Media	1.7%
Comcast Cable Communications Inc.		6.750%	1/30/11	200,000	211,323
The Walt Disney Co.		4.700%	12/1/12	160,000	171,912

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
Time Warner Cable Inc.		8.250%	2/14/14	$140,000	$156,925
Time Warner Inc.		5.500%	11/15/11	400,000	413,072

					953,232

Multi-Utilities	0.7%
Dominion Resources Inc.		4.750%	12/15/10	400,000	411,105

Multiline Retail	0.2%
Federated Retail Holdings Inc.		5.350%	3/15/12	150,000	136,532

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	170,000	169,535

Oil, Gas and Consumable Fuels	4.5%
Devon Financing Corp. ULC		6.875%	9/30/11	260,000	282,384
El Paso Natural Gas Co.		5.950%	4/15/17	370,000	356,141
Energy Transfer Partners LP		9.700%	3/15/19	90,000	103,324
Hess Corp.		6.650%	8/15/11	420,000	447,020
Kinder Morgan Energy Partners LP		6.750%	3/15/11	310,000	324,904
Occidental Petroleum Corp.		7.000%	11/1/13	540,000	618,232
Pemex Project Funding Master Trust		1.250%	12/3/12	220,000	205,700	A,D
XTO Energy Inc.		5.650%	4/1/16	290,000	293,593

					2,631,298

Real Estate Investment Trusts (REITs)	0.4%
iStar Financial Inc.		10.000%	6/15/14	325,000	240,500	D

Thrifts and Mortgage Finance	0.1%
Countrywide Financial Corp.		5.800%	6/7/12	60,000	60,374

Tobacco	0.6%
Philip Morris International Inc.		4.875%	5/16/13	300,000	314,816

Total Corporate Bonds and Notes (Cost—$19,442,806)					16,451,275
Asset-Backed Securities	14.0%

Fixed Rate Securities	2.4%
Countryplace Manufactured Housing Contract Trust 2007-1 A2		5.232%	7/15/37	420,241	336,123	D,E
Drive Auto Receivables Trust 2006-1 A4		5.540%	12/16/13	493,720	494,167	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Ford Credit Auto Owner Trust 2009-B A2		2.100%	11/15/11	$500,000	$500,300
Prestige Auto Receivables Trust 2005-1A		4.370%	6/16/12	47,018	46,657	D
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	33,160	24,839

					1,402,086

Indexed SecuritiesA	10.8%
Ameriquest Mortgage Securities Inc. 2005-R11 A2D		0.644%	1/25/36	240,000	143,759
Asset Backed Funding Certificates 2004-OPT2 M1		0.864%	8/25/33	180,000	95,059
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1		0.474%	6/25/35	78,999	77,258
Bank of America Credit Card Trust 2006-A9 A9		0.329%	2/15/13	650,000	641,516
Bank of America Credit Card Trust 2008-A1 A1		0.899%	4/15/13	420,000	416,693
Bayview Financial Acquisition Trust 2004-C		0.938%	5/28/44	63,956	49,525
Bayview Financial Acquisition Trust 2006-D 2A4		0.588%	12/28/36	487,103	273,839	E
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1		0.714%	9/25/46	310,136	148,003
Bear Stearns Asset-Backed Securities Trust 2006-SD2		0.514%	6/25/36	245,266	199,416
Chase Issuance Trust 2009-A4 A4		1.068%	6/15/12	470,000	469,245
Countrywide Asset-Backed Certificates 2007-SE1 1A1		0.864%	5/25/47	797,754	335,804	D
Countrywide Home Equity Loan Trust 2004-O		0.599%	2/15/34	51,316	15,852	E
Ellington Loan Acquisition Trust 2007-1 A2A1		1.314%	5/26/37	229,462	162,464	D
MASTR Specialized Loan Trust 2006-3 A		0.574%	6/25/46	440,776	245,013	D
Morgan Stanley Mortgage Loan Trust 2006-12XS		0.434%	10/25/36	131,758	119,443
Nelnet Student Loan Trust 2008-4 A4		2.572%	4/25/24	1,090,000	1,073,955
Origen Manufactured Housing 2006-A		0.469%	11/15/18	368,338	306,006
Residential Asset Securities Corp. 2006-KS1 A4		0.614%	2/25/36	310,000	104,892
SACO I Trust 2006-3 A3		0.544%	4/25/36	717,113	107,621
SLM Student Loan Trust 2005-10 A3		1.142%	10/25/16	832,843	828,180
SLM Student Loan Trust 2007-6 A1		1.262%	4/27/15	278,342	277,579
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1		0.914%	11/25/34	240,000	112,231
Superior Wholesale Inventory Financing Trust 2004-A10		0.419%	9/15/11	39,013	38,603

					6,241,956

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued
Variable Rate SecuritiesF	0.8%
Green Tree 2008-MH1 A1		7.000%	4/25/38	$493,027	$481,537	D

Total Asset-Backed Securities (Cost—$10,468,852)					8,125,579
Mortgage-Backed Securities	9.7%

Fixed Rate Securities	0.8%
Residential Asset Mortgage Products Inc. 2004-SL1		7.000%	11/25/31	61,330	61,280
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	22,310	19,765
Residential Asset Mortgage Products Inc. 2005-SL1		8.000%	5/25/32	441,860	395,879

					476,924

Indexed SecuritiesA	6.0%
American Home Mortgage Investment Trust 2005-SD1		0.764%	9/25/35	400,588	127,880	D
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	97,837	82,627
Bayview Commercial Asset Trust 2005-2A A2		0.664%	8/25/35	304,801	149,097	D
Bear Stearns ARM Trust 2004-10		4.927%	1/25/35	193,249	141,037
Bear Stearns Second Lien Trust 2007-SV1A A1		0.534%	12/25/36	238,854	90,208	D,E
CBA Commercial Small Balance Commercial Trust 2005-1A		0.634%	7/25/35	308,967	177,519	D,E
Citigroup Mortgage Loan Trust Inc. 2005-5		5.346%	8/25/35	215,265	116,426
Countrywide Alternative Loan Trust 2005-51 2A1		0.615%	11/20/35	260,840	116,114
Countrywide Asset-Backed Certificates 2005-IM1		0.594%	11/25/35	218,956	161,483
Countrywide Home Loans 2005-R3		0.714%	9/25/35	439,733	296,996	D
Crusade Global Trust 2003-2		0.803%	9/18/34	33,594	30,328	E,G
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2		3.639%	6/25/34	239,827	200,497
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1		4.075%	10/25/34	165,267	142,965
First Horizon Alternative Mortgage Securities 2004-AA4 A1		5.382%	10/25/34	193,072	115,345
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B		0.434%	12/25/46	281,022	167,087
GSMPS Mortgage Loan Trust 2005-RP3		0.664%	9/25/35	355,663	244,890	D
Luminent Mortgage Trust 2006-7 2A2		0.534%	12/25/36	1,032,092	219,719
MASTR Specialized Loan Trust 2006-2		0.574%	2/25/36	257,301	135,424	D
Medallion Trust 2003-1G		0.799%	12/21/33	37,774	30,122	E,G

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MLCC Mortgage Investors Inc. 2003-H		3.527%	1/25/29	$14,789	$12,792
Sequoia Mortgage Trust 2003-2 A2		1.447%	6/20/33	22,548	16,985
Wachovia Mortgage Loan Trust LLC 2005-A		4.599%	8/20/35	143,568	71,120
WaMu Mortgage Pass-Through Certificates 2003-AR8 A		4.214%	8/25/33	199,698	173,856
WaMu Mortgage Pass-Through Certificates 2005-AR19		0.724%	12/25/45	462,282	128,622
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		2.310%	6/25/46	432,877	148,694
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1		5.638%	7/25/37	347,707	201,592

					3,499,425

Variable Rate SecuritiesF	2.9%
Banc of America Funding Corp. 2004-B		5.256%	12/20/34	77,603	51,240
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A		5.721%	8/25/47	504,947	312,961
IndyMac INDX Mortgage Loan Trust 2004-AR15		4.721%	2/25/35	182,635	89,491
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.565%	2/25/34	220,207	187,655
Prime Mortgage Trust 2005-2		7.429%	10/25/32	97,907	84,750
Small Business Administration Series 2004-2		3.080%	9/25/18	262,246	269,078
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1		5.611%	6/25/35	306,693	181,100
Structured Asset Securities Corp. 2003-22A 3A		3.979%	6/25/33	525,444	450,371
Structured Asset Securities Corp. 2004-SC1		8.956%	12/25/29	70,304	46,078	D

					1,672,724

Total Mortgage-Backed Securities (Cost—$9,658,026)					5,649,073
U.S. Government and Agency Obligations	10.0%

Fixed Rate Securities	0.6%
Federal Home Loan Bank		1.625%	7/27/11	320,000	321,761

Treasury Inflation-Protected SecuritiesH	9.4%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	1,812,071	1,812,071
United States Treasury Inflation-Protected Security		1.875%	7/15/15	109,620	110,819

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.500%	7/15/16	$739,067	$775,790	I
United States Treasury Inflation-Protected Security		2.375%	1/15/17	1,141,895	1,191,496	I
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,074,612	1,104,499	I
United States Treasury Inflation-Protected Security		3.875%	4/15/29	389,109	493,682	I

					5,488,357

Total U.S. Government and Agency Obligations (Cost—$5,611,332)					5,810,118
U.S. Government Agency Mortgage-Backed Securities	11.3%

Indexed SecuritiesA	11.3%
Fannie Mae		4.207%	12/1/34	91,428	94,442	J
Fannie Mae		4.239%	12/1/34	77,901	80,542	J
Fannie Mae		4.328%	1/1/35	105,914	107,922	J
Fannie Mae		4.851%	1/1/35	192,179	197,156	J
Fannie Mae		4.772%	2/1/35	439,553	455,076	J
Fannie Mae		4.544%	3/1/35	191,037	197,648	J
Fannie Mae		5.038%	3/1/35	356,023	368,428	J
Fannie Mae		5.502%	7/1/37	2,400,633	2,502,457	J
Freddie Mac		4.090%	1/1/35	27,024	27,770	J
Freddie Mac		4.524%	1/1/35	138,601	142,833	J
Freddie Mac		6.221%	12/1/36	2,252,445	2,390,825	J

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$6,317,696)					6,565,099
Yankee BondsG	17.3%

Beverages	0.4%
Diageo Capital PLC		5.200%	1/30/13	210,000	218,404

Capital Markets	0.9%
Deutsche Bank AG		6.000%	9/1/17	500,000	510,056

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Commercial Banks	7.5%
Glitnir Banki Hf		5.815%	1/21/11	$720,000	$117,000	A,C,D,K
Kaupthing Bank Hf		5.750%	10/4/11	290,000	37,700	C,D,K
Kaupthing Bank Hf		7.625%	2/28/15	700,000	56,000	C,D,K
Landsbanki Islands Hf		6.100%	8/25/11	410,000	12,300	C,D,K
Landsbanki Islands Hf		7.431%	10/19/17	140,000	14	B,C,D,K
Lloyds TSB Group PLC		2.800%	4/2/12	1,500,000	1,514,700	D,E
Resona Preferred Global Securities		7.191%	12/29/49	360,000	262,800	B,D
Royal Bank of Scotland PLC		3.000%	12/9/11	1,480,000	1,511,228	D
Royal Bank of Scotland PLC		2.625%	5/11/12	300,000	301,926	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	410,000	164,000	B,D
VTB Capital SA for Vneshtorgbank		2.716%	11/2/09	280,000	277,900	A,D,E
Westpac Banking Corp.		2.500%	5/25/12	130,000	129,066	D

					4,384,634

Diversified Financial Services	1.5%
Aiful Corp.		5.000%	8/10/10	500,000	305,000	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	240,000	210,098	B
TNK-BP Finance SA		6.875%	7/18/11	370,000	359,363	D

					874,461

Diversified Telecommunication Services	3.6%
British Telecommunications PLC		9.125%	12/15/10	400,000	424,829	L
Deutsche Telekom International Finance BV		8.500%	6/15/10	400,000	420,666	L
France Telecom SA		7.750%	3/1/11	400,000	432,612	L
Koninklijke (Royal) KPN NV		8.000%	10/1/10	400,000	419,711
Telefonica Emisiones S.A.U.		1.346%	2/4/13	400,000	374,045	A

					2,071,863

Foreign Governments	0.2%
Russian Federation		8.250%	3/31/10	8,891	9,157	D
Russian Federation		8.250%	3/31/10	82,238	83,883	D

					93,040

Health Care Equipment and Supplies	0.5%
Baxter Finco BV		4.750%	10/15/10	260,000	269,347

Industrial Conglomerates	0.5%
Tyco International Group SA		6.375%	10/15/11	300,000	316,120

Metals and Mining	0.2%
Vale Overseas Ltd.		6.250%	1/23/17	150,000	151,240

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Oil, Gas and Consumable Fuels	1.2%
Anadarko Finance Co.		6.750%	5/1/11	$700,000		$728,560

Wireless Telecommunication Services	0.8%
Rogers Wireless Inc.		6.375%	3/1/14	420,000		450,186

Total Yankee Bonds (Cost—$12,442,604)						10,067,911
Preferred Stocks	N.M.
Fannie Mae		8.250%		8,850	shs	11,859	B,J,M
Freddie Mac		8.375%		12,125		14,792	B,J,M

Total Preferred Stocks (Cost—$524,375)						26,651

Total Long-Term Securities (Cost—$64,465,691)						52,695,706
Short-Term Securities	3.6%

Repurchase Agreement	3.6%
Deutsche Bank 0.07%, dated 6/30/09, to be repurchased at $2,089,004 on 7/1/09 (Collateral: $2,115,000 Freddie Mac notes, 1.722% due 4/27/11, value $2,130,780)				$2,089,000		2,089,000

Total Short-Term Securities (Cost—$2,089,000)						2,089,000
Total Investments (Cost—$66,554,691)N	94.2%					54,784,706
Other Assets Less Liabilities	5.8%					3,377,061

Net Assets	100.0%					$58,161,767

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedO
Eurodollar Futures	March 2010	12	$384
Eurodollar Futures	September 2010	26	(5,193)

			$(4,809)

Futures Contracts WrittenO
U.S. Treasury Note Futures	September 2009	10	$(800)
U.S. Treasury Note Futures	September 2009	4	2,168

			$1,368

Semi-Annual Report to Shareholders

N.M. – Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Bond is currently in default.
D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 17.17% of net assets.

E	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
G	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
H

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

I	All or a portion of this security is collateral to cover futures and options contracts written.
J	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
K	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
L	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
M	Non-income producing.
N

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,036,598
Gross unrealized depreciation	(12,806,583)

Net unrealized depreciation	$(11,769,985)

O	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Limited Duration Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at value (Cost—$64,465,691)		$52,695,706
Short-term securities at value (Cost—$2,089,000)		2,089,000
Cash		159
Receivable for securities sold		7,137,752
Restricted cash pledged as collateral for swaps		600,000
Interest receivable		549,903
Receivable for fund shares sold		205,000
Premiums paid on open swaps		51,003
Amount receivable for open swaps		694

Total assets		63,329,217

Liabilities:
Payable for securities purchased	$4,683,066
Unrealized depreciation of swaps	316,398
Income distribution payable	36,960
Premiums received on open swaps	56,808
Accrued management fee	4,461
Futures variation margin payable	2,950
Amount payable for open swaps	600
Payable for fund shares repurchased	304
Accrued expenses	65,903

Total liabilities		5,167,450

Net Assets		$58,161,767

Net assets consist of:
Accumulated paid-in-capital		$78,394,115
Overdistributed net investment income		(7,780)
Accumulated net realized loss on investments, options, futures and swaps		(8,134,744)
Net unrealized depreciation of investments, futures and swaps		(12,089,824)

Net Assets		$58,161,767

Net Asset Value Per Share:
Institutional Class (5,234,558 shares outstanding)		$8.36
Institutional Select Class (1,720,859 shares outstanding)		$8.36

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Limited Duration Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$1,450,642		$3,479,007
Dividends	—		15,473

Total income		$1,450,642		$3,494,480
Expenses:
Management fees	117,802		261,435
Audit and legal fees	35,237		79,576
Custodian fees	14,495		27,814
Directors’ fees and expenses	1,962		4,175
Registration fees	12,522		19,262
Reports to shareholders:
Institutional Class	6,220		5,550
Institutional Select Class	237		16
Transfer agent and shareholder servicing expense:
Institutional Class	7,542		11,262
Institutional Select Class	3,777		91
Other expenses	19,695		26,296

	219,489		435,477
Less: Fees waived	(74,682)		(92,358)
Compensating balance credits	0 *		(1,256)

Net expenses		144,807		341,863

Net Investment Income		1,305,835		3,152,617
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(244,310)		(7,775,984)
Options written	(523,989)		168,052
Futures	2,147,349		918,589
Swaps	(1,614,656)		(29,702)

		(235,606)		(6,719,045)
Change in unrealized appreciation/(depreciation) of:
Investments	3,395,759		(5,663,618)
Options written	564,671		(585,997)
Futures	(2,011,065)		1,688,122
Swaps	1,700,265		(1,690,476)

		3,649,630		(6,251,969)

Net Realized and Unrealized Gain/(Loss) on Investments		3,414,024		(12,971,014)

Change in Net Assets Resulting From Operations		$4,719,859		$(9,818,397)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Limited Duration Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$1,305,835	$3,152,617	$5,515,303

Net realized loss	(235,606)	(6,719,045)	(1,262,061)

Change in unrealized appreciation/(depreciation)	3,649,630	(6,251,969)	(9,569,232)

Change in net assets resulting from operations	4,719,859	(9,818,397)	(5,315,990)

Distributions to shareholders from:
Net investment income:
Institutional Class	(1,024,292)	(3,140,101)	(4,689,218)
Institutional Select Class	(269,014)	(104,712)	N/A

Return of capital:
Institutional Class	—	—	(547,710)

Change in net assets from fund share transactions:
Institutional Class	(24,143,724)	(25,328,029)	21,640,200
Institutional Select Class	268,043	13,514,889	N/A

Change in net assets	(20,449,128)	(24,876,350)	11,087,282

Net Assets:
Beginning of period	78,610,895	103,487,245	92,399,963

End of period	$58,161,767	$78,610,895	$103,487,245

Overdistributed net investment income	$(7,780)	$(20,309)	$(8,842)

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004B
Net asset value, beginning of period	$7.87		$8.96		$9.88		$9.80		$9.89		$10.09		$10.00

Investment operations:
Net investment income	.15	C	.27	C	.50	C	.47	C	.38	D	.24	D	.08	D
Net realized and unrealized gain/(loss)	.50		(1.08)		(.94)		.08		(.09)		(.17)		.09

Total from investment operations	.65		(.81)		(.44)		.55		.29		.07		.17

Distributions from:
Net investment income	(.16)		(.28)		(.43)		(.47)		(.38)		(.25)		(.08)
Net realized gain on investments	—		—		—		—		—		(.02)		—
Return of capital	—		—		(.05)		—		—		—		—

Total distributions	(.16)		(.28)		(.48)		(.47)		(.38)		(.27)		(.08)

Net asset value, end of period	$8.36		$7.87		$8.96		$9.88		$9.80		$9.89		$10.09

Total return†	8.31%		(9.23)%		(4.72)%		5.73%		3.01%		.69%		1.69%

Ratios to Average Net Assets:E
Total expenses	.65	%F	.58	%F	.50%		.58%		.68%		.73%		.68	%F
Expenses net of waivers, if any	.44	%F	.46	%F	.40%		.40%		.40%		.40%		.40	%F
Expenses net of all reductions	.44	%F	.46	%F	.40%		.40%		.40%		.40%		.40	%F
Net investment income	3.8	%F	4.2	%F	5.2%		4.8%		3.9%		2.4%		1.6	%F

Supplemental Data:
Portfolio turnover rate	79.6%		261.3%		312.1%		270.5%		244.7%		231.5%		125.5%
Net assets, end of period (in thousands)	$43,770		$65,337		$103,487		$92,400		$74,143		$37,426		$26,182

A	For the period April 1, 2008 to December 31, 2008.
B	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
C	Computed using average daily shares outstanding.
D	Computed using SEC method.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$7.87	$8.01

Investment operations:
Net investment incomeB	.16	.05
Net realized and unrealized gain/(loss)	.49	(.13)

Total from investment operations	.65	(.08)

Distributions from:
Net investment income	(.16)	(.06)

Total distributions	(.16)	(.06)

Net asset value, end of period	$8.36	$7.87

Total return†	8.33%	(.96)%

Ratios to Average Net Assets:C
Total expensesD	.66%	.58%
Expenses net of waivers, if anyD	.40%	.41%
Expenses net of all reductionsD	.40%	.40%
Net investment incomeD	4.0%	3.7%

Supplemental Data:
Portfolio turnover rate	79.6%	261.3%
Net assets, end of period (in thousands)	$14,392	$13,274

A	For the period October 29, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Non-U.S. Opportunity Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs (1) transaction cost and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the PeriodA 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$993.80	$3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.42	3.41

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.68% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Non-U.S. Opportunity Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

CWGBUSI—Citigroup World Government Ex-U.S. Index (Hedged)

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Non-U.S. Opportunity Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

CWGBUSI—Citigroup World Government Ex-U.S. Bond Index (Hedged)

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities	88.5%

Corporate Bonds and Notes	41.4%

Capital Markets	1.1%
Lehman Brothers Holdings Inc.		4.625%	3/14/19	1,300,000	EUR	$18	A,B
Merrill Lynch and Co. Inc.		6.750%	5/21/13	100,000	EUR	140,619
The Goldman Sachs Group Inc.		6.375%	5/2/18	573,000	EUR	814,893

						955,530

Commercial Banks	17.1%
Alliance and Leicester PLC		5.000%	10/4/10	1,200,000	EUR	1,697,794
Banco Popolare di Verona e Novara Scrl		6.156%	6/29/49	500,000	EUR	315,596	B
Barclays Back PLC		5.250%	5/27/14	390,000	EUR	562,147
Barclays Bank PLC		4.250%	10/27/11	1,000,000	EUR	1,468,923
Bayerische Landesbank		5.750%	10/23/17	250,000	EUR	308,212
BES Finance Ltd.		4.500%	12/29/49	50,000	EUR	48,392	B
Deutsche Postbank IV		5.983%	6/29/49	600,000	EUR	403,963	B
Dexia Municipal Agency		1.550%	10/31/13	282,000,000	JPY	2,753,877
ESFG International Ltd.		5.753%	6/29/49	700,000	EUR	657,843	B
European Investment Bank		4.250%	12/7/10	1,740,000	GBP	2,968,492
European Investment Bank		1.900%	1/26/26	236,000,000	JPY	2,279,380	C
HSH Nordbank Luxembourg		7.408%	6/29/49	1,100,000	EUR	169,721	B
HT1 Funding GmbH		6.352%	7/29/49	266,000	EUR	135,389	B
Intesa Sanpaolo SpA		5.750%	5/28/18	600,000	EUR	847,229	B
Lloyds TSB Bank PLC		6.375%	6/17/16	250,000	EUR	354,350
Shinsei Bank Ltd.		3.750%	2/23/16	100,000	EUR	98,887	B,C
Swedbank AB		5.570%	9/27/17	100,000	EUR	103,121	B

						15,173,316

Diversified Financial Services	15.8%
Banca Italease SpA		1.685%	10/15/09	50,000	EUR	68,650	D
Banca Italease SpA		1.572%	2/2/10	250,000	EUR	335,506	D
Banca Italease SpA		1.502%	11/23/10	200,000	EUR	259,469	D
Banca Italease SpA		1.634%	2/8/12	50,000	EUR	62,278	D
Banca Italease SpA		1.527%	3/14/12	50,000	EUR	55,405	D
Caisse Refinancement de l’Habitat		4.200%	4/25/11	900,000	EUR	1,300,592
Citigroup Inc.		7.375%	6/16/14	750,000	EUR	1,052,068
Eksportfinans ASA		1.600%	3/20/14	365,000,000	JPY	3,677,264
Eurohypo Capital Funding Trust 1		6.445%	5/29/49	61,000	EUR	17,112	B
European Investment Bank		1.400%	6/20/17	442,000,000	JPY	4,521,043
Kreditanstalt fuer Wiederaufbau		2.050%	2/16/26	100,000,000	JPY	986,361
Kreditanstalt fuer Wiederaufbau		2.600%	6/20/37	42,000,000	JPY	417,004

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200,000	GBP	$341,988
Resona Bank Ltd.		4.125%	9/29/49	200,000	EUR	196,371	B,C
SNS Reaal		6.258%	7/17/17	650,000	EUR	413,311	B
Total Capital SA		3.500%	2/27/14	210,000	EUR	299,145

						14,003,567

Diversified Telecommunication Services	2.1%
British Telecommunications PLC		5.250%	1/22/13	230,000	EUR	326,062
British Telecommunications PLC		5.250%	6/23/14	274,000	EUR	377,474
Deutsche Telekom International Finance BV		7.125%	7/11/11	108,000	EUR	164,142	E
Koninklijke (Royal) KPN N.V.		5.000%	11/13/12	250,000	EUR	364,800
Telecom Italia SpA		7.875%	1/22/14	250,000	EUR	388,885
Telecom Italia SpA		5.250%	3/17/55	200,000	EUR	190,505

						1,811,868

Food and Staples Retailing	0.3%
Tesco PLC		5.125%	2/24/15	200,000	EUR	294,453

Insurance	1.7%
Aviva PLC		5.250%	10/2/23	320,000	EUR	318,682	B
AXA SA		6.211%	10/29/49	200,000	EUR	170,450	B
Groupama		6.298%	10/29/49	550,000	EUR	316,298	B
Mapfre SA		5.921%	7/24/37	400,000	EUR	355,057	B
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)		5.767%	6/29/49	350,000	EUR	368,196	B

						1,528,683

Oil, Gas and Consumable Fuels	0.5%
BP Capital Markets PLC		5.750%	2/26/10	250,000	GBP	419,336

Pharmaceuticals	0.4%
AstraZeneca PLC		5.125%	1/15/15	209,000	EUR	310,746
Pfizer Inc.		5.750%	6/3/21	50,000	EUR	74,931

						385,677

Thrifts and Mortgage Finance	0.1%
Hypo Real Estate International Trust I		5.864%	6/14/17	350,000	EUR	49,044	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Corporate Bonds and Notes—Continued

Tobacco	1.3%
BAT International Finance PLC		5.375%	6/29/17	500,000	EUR	$708,227
Imperial Tobacco Group PLC		7.250%	9/15/14	310,000	EUR	464,822

						1,173,049

Water Utilities	1.0%
Anglian Water Services Ltd		6.250%	6/27/16	230,000	EUR	343,234
Thames Water Utilities Cayman Finance Ltd.		6.125%	2/4/13	370,000	EUR	542,663

						885,897

Total Corporate Bonds and Notes (Cost—$40,540,330)						36,680,420
Foreign Government Obligations	47.1%
Bundesrepublik Deutschland		5.375%	1/4/10	1,790,000	EUR	2,569,772
Bundesrepublik Deutschland		3.250%	7/4/15	1,620,000	EUR	2,324,761
Bundesrepublik Deutschland		3.500%	1/4/16	110,762	EUR	160,489
Bundesrepublik Deutschland		4.000%	1/4/18	1,240,000	EUR	1,835,417
Bundesrepublik Deutschland		3.750%	1/4/19	102,000	EUR	147,873
Canadian Real Return Bond		4.000%	12/1/31	199,432	CAD	237,190	F
Development Bank of Japan		1.750%	3/17/17	150,000,000	JPY	1,604,984
Federal Republic of Germany		3.500%	4/8/11	2,000	EUR	2,912
Federal Republic of Germany		3.750%	1/4/15	2,120,000	EUR	3,130,002
France Government Bond OAT		4.000%	10/25/14	2,200,000	EUR	3,258,236
France Government Bond OAT		4.000%	4/25/55	2,960,000	EUR	3,873,630	F
Government of Canada		4.000%	6/1/16	2,300,000	CAD	2,113,393
Government of Japan		0.400%	6/15/11	242,000,000	JPY	2,516,983
Government of Japan		0.900%	3/20/14	36,000,000	JPY	377,409
Government of Japan		1.300%	9/10/17	36,216,000	JPY	331,488	F
Government of Japan		1.500%	9/20/18	417,400,000	JPY	4,419,939
Government of Poland		5.000%	10/24/13	1,400,000	PLN	429,310
Government of Poland		5.750%	9/23/22	6,410,000	PLN	1,911,277
Japan Development Bank		2.300%	3/19/26	240,000,000	JPY	2,515,803
Kingdom of Denmark		5.000%	11/15/13	17,460,000	DKK	3,571,373
Kingdom of Spain		5.750%	7/30/32	200,000	EUR	316,393
Republic of France		4.750%	4/25/35	880,000	EUR	1,303,171	F
United Kingdom Treasury Stock		5.000%	3/7/12	1,590,000	GBP	2,799,783

Total Foreign Government Obligations (Cost—$40,165,863)						41,751,588

Total Long-Term Securities (Cost—$80,706,193)						78,432,008

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR†		VALUE

Short-Term Securities	11.6%

Options Purchased	0.2%
U.S. Treasury Note Futures Call, August 2009, Strike Price $114.00		94	H	$143,203

Repurchase Agreements	11.4%
Goldman Sachs & Co. 0.03%, dated 6/30/09, to be repurchased at $1,276,001 on 7/1/09 (Collateral: $1,300,000 Fannie Mae note, 2.750%, due 3/13/14, value $1,306,500)		$1,276,000		1,276,000
JPMorgan Chase & Co. 0.04%, dated 6/30/09, to be repurchased at $8,800,010 on 7/1/09 (Collateral: $8,991,000 Freddie Mac Discount note, 0.000%, due 9/30/09, valued $8,976,000)		8,800,000		8,800,000

				10,076,000

Total Short-Term Securities (Cost—$10,183,884)				10,219,203
Total Investments (Cost—$90,890,077)I	100.1%			88,651,211
Other Assets Less Liabilities	(0.1)%			(48,851)

Net Assets	100.0%			$88,602,360

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedG
Australia Treasury Bond Futures	September 2009	44	$3,965
German Euro Bobl Futures	September 2009	4	5,605
German Federal Republic Bond Futures	September 2009	106	65,614
German Federal Republic Bond Futures	September 2009	137	(9,797)
U.S. Treasury Bond Futures	September 2009	18	2,216
U.S. Treasury Note Futures	September 2009	126	(27,145)
U.S. Treasury Note Futures	September 2009	77	103,091
United Kingdom Treasury Gilt Futures	September 2009	34	16,750

			$160,299

Futures Contracts WrittenG
German Euro Bund Futures	September 2009	138	$(464,450)
German Federal Republic Bond Futures	September 2009	137	7,463

			$(456,987)

Options WrittenG
U.S. Treasury Note Futures Put, Strike Price $113.00	August 2009	94	$22,085

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

A	Bond is currently in default.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 2.91% of net assets.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

G	Options written and futures are described in more detail in the notes to financial statements.
H	Par represents actual number of contracts.
I

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,993,691
Gross unrealized depreciation	(8,232,557)

Net unrealized depreciation	$(2,238,866)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

CAD —Canadian Dollar

DKK —Danish Krone

EUR  —Euro

GBP —British Pound

JPY   — Japanese Yen

PLN  —Polish Zloty

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Non-U.S. Opportunity Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at value (Cost—$80,706,193)		$78,432,008
Short-term securities at value (Cost—$10,183,884)		10,219,203
Cash		80
Foreign currency at value (Cost—$1,155,995)		1,173,665
Unrealized appreciation of forward foreign currency contracts		3,805,146
Deposits with brokers for open futures contracts		1,775,182
Interest receivable		1,406,983
Receivable for securities sold		103,612
Receivable for fund shares sold		82,986
Unrealized appreciation of swaps		13,039

Total assets		97,011,904

Liabilities:
Unrealized depreciation of forward foreign currency contracts	$7,584,316
Futures variation margin payable	296,688
Premiums received on open swaps	169,903
Payable for securities purchased	105,191
Options written (Proceeds—$69,085)	47,000
Payable for fund shares repurchased	44,229
Unrealized depreciation of swaps	43,842
Accrued management fee	29,739
Amount payable for open swaps	2,547
Accrued expenses	86,089

Total liabilities		8,409,544

Net Assets		$88,602,360

Net assets consist of:
Accumulated paid-in-capital		$94,434,948
Overdistributed net investment income		(2,731,191)
Accumulated net realized gain on investments, options, futures, swaps and foreign currency transactions		3,151,149
Net unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(6,252,546)

Net Assets		$88,602,360

Net Asset Value Per Share:
Institutional Class (10,229,642 shares outstanding)		$8.66

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Non-U.S. Opportunity Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$1,534,772		$4,971,631
Less: Foreign taxes withheld	(4,192)		—

Total income		$1,530,580		$4,971,631
Expenses:
Management fees	205,743		595,948
Audit and legal fees	34,337		67,137
Custodian fees	30,625		65,327
Directors’ fees and expenses	3,098		5,080
Registration fees	18,552		28,593
Reports to shareholders:
Institutional Class	7,356		12,246
Transfer agent and shareholder servicing expense:
Institutional Class	10,915		18,323
Other expenses	18,543		23,375

	329,169		816,029
Less: Fees waived	(18,288)		(48,260)
Compensating balance credits	0 *		(1,618)

Net expenses		310,881		766,151

Net Investment Income		1,219,699		4,205,480
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	90,823		(3,469,206)
Options written	267,870		2,271,529
Futures	(181,353)		(1,434,709)
Swaps	(12,450)		374,506
Foreign currency transactions	3,197,686		15,026,418

		3,362,576		12,768,538
Change in unrealized appreciation/(depreciation) of:
Investments	(3,255,131)		(18,688,777)
Options written	(137,981)		187,746
Futures	33,852		(558,151)
Swaps	(30,803)		—
Foreign currency translations	(2,092,177)		6,229,707

		(5,482,240)		(12,829,475)

Net Realized and Unrealized Loss on Investments		(2,119,664)		(60,937)

Change in Net Assets Resulting From Operations		$(899,965)		$4,144,543

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Non-U.S. Opportunity Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$1,219,699	$4,205,480	$6,689,758

Net realized gain/(loss)	3,362,576	12,768,538	(10,535,630)

Change in unrealized appreciation/(depreciation)	(5,482,240)	(12,829,475)	7,401,331

Change in net assets resulting from operations	(899,965)	4,144,543	3,555,459

Distributions to shareholders from:
Net investment income:
Institutional Class	—	(17,500,005)	—

Net realized gain on investments:
Institutional Class	(597,776)	—	(461,385)

Change in net assets from fund share transactions:
Institutional Class	(14,262,078)	(87,936,589)	25,251,687

Change in net assets	(15,759,819)	(101,292,051)	28,345,761

Net Assets:
Beginning of period	104,362,179	205,654,230	177,308,469

End of period	$88,602,360	$104,362,179	$205,654,230

Overdistributed net income	$(2,731,191)	$(3,950,890)	$(2,442,558)

A	For the period April 1, 2008 to December 31, 2008.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Non-U.S. Opportunity Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004
Net asset value, beginning of period	$8.77		$9.93		$9.75		$9.59		$10.98		$10.52		$10.91

Investment operations:
Net investment income	.11	B	.24	B	.37	B	.36	B	.64	C	.19	C	.97	C
Net realized and unrealized gain/(loss)	(.17)		.21		(.16)		—	D	(.07)		.57		(.01)

Total from investment operations	(.06)		.45		.21		.36		.57		.76		.96

Distributions from:
Net investment income	—		(1.61)		—		(.20)		(1.16)		(.29)		(1.01)
Net realized gain on investments	(.05)		—		(.03)		—		(.80)		(.01)		(.34)

Total distributions	(.05)		(1.61)		(.03)		(.20)		(1.96)		(.30)		(1.35)

Net asset value, end of period	$8.66		$8.77		$9.93		$9.75		$9.59		$10.98		$10.52

Total return†	(.62)%		4.49%		2.11%		3.89%		5.33%		7.60%		9.06%

Ratios to Average Net Assets:E
Total expenses	.72	%F	.62	%F	.59%		.64%		.74%		.68%		.80%
Expenses net of waivers, if any	.68	%F	.58	%F	.55%		.55%		.55%		.55%		.55%
Expenses net of all reductions	.68	%F	.58	%F	.55%		.55%		.55%		.55%		.55%
Net investment income	2.7	%F	3.2	%F	3.7%		3.7%		3.3%		3.2%		4.0%

Supplemental Data:
Portfolio turnover rate	30.0%		52.2%		68.4%		117.9%		140.1%		40.8%		42.8%
Net assets, end of period (in thousands)	$88,602		$104,362		$205,654		$177,308		$90,421		$89,170		$97,027

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.
†	Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Core and Core Plus are contained in a separate Report to Shareholders.

Each Fund offers three classes of shares: Institutional Class, Institutional Select Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Institutional Select Class shares of Non-U.S. have not commenced operations. The Financial Intermediary Class shares of Limited Duration, Intermediate, Intermediate Plus, High Yield, and Non-U.S. have not commenced operations. The income and expenses of each of the Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Absolute Return

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities:
Corporate Bonds and Notes	—	$113,711,847	—	$113,711,847
Asset-Backed Securities	—	15,850,409	—	15,850,409
Mortgage-Backed Securities	—	34,510,755	—	34,510,755
Loan Participations and Assignments	—	29,378,751	—	29,378,751
U.S. Government and Agency Obligations	—	8,748,163	—	8,748,163
U.S. Government Agency Mortgage-Backed Securities	—	50,095,342	—	50,095,342
Yankee Bonds	—	12,130,379	—	12,130,379
Foreign Government Obligations	—	8,354,573	—	8,354,573
Preferred Stocks	$170,945	527,257	—	698,202

Total Long-Term Securities	170,945	273,307,476	—	273,478,421

Short-Term Securities:
U.S. Government and Agency Obligations	—	24,954,625	—	24,954,625
Options Purchased	131,828	2,768,402	—	2,900,230
Repurchase Agreements	—	31,391,000	—	31,391,000

Total Short-Term Securities	131,828	59,114,027	—	59,245,855

Total Investments	$302,773	$332,421,503	—	$332,724,276

Other Financial Instruments:
Swaps
Interest Rate Swaps	—	(454,116)	—	(454,116)
Credit Default Swaps on Corporate Issues—Sell	—	(1,291,945)	—	(1,291,945)
Credit Default Swaps on Corporate Issues—Buy	—	28,433	—	28,433
Credit Defaults Swaps on Credit Indices—Sell	—	(723,068)	—	(723,068)
Credit Default Swaps on Credit Indices—Buy	—	(133,356)	—	(133,356)
Futures Contracts Purchased	315,905	—	—	315,905
Futures Contracts Written	(130,390)	—	—	(130,390)
Options Written	(392,347)	(5,672,239)	—	(6,064,586)
Forward Foreign Currency Contracts	—	(140,568)	—	(140,568)

Total Other Financial Instruments	$(206,832)	$(8,386,859)	—	$(8,593,691)

Total	$95,941	$324,034,644	—	$324,130,585

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Long-Term Securities	Mortgage-Backed Securities	Yankee Bonds	Total
Investments in Securities
Balance as of December 31, 2008	$1,952,353	$187,800	$2,140,153
Accrued Premiums Discounts	1,147	27,117	28,264
Realized Gain (Loss)(1)	5,477	—	5,477
Change in Unrealized Appreciation (Depreciation)(2)	141,069	35,483	176,552
Net Purchases (Sales)	(290,196)	—	(290,196)
Transfers in and/or out of Level 3	(1,809,850)	(250,400)	(2,060,250)

Balance as of June 30, 2009	—	—	—

Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009(2)	$(2,521,702)	$(2,440,988)	$(4,962,690)

Semi-Annual Report to Shareholders

High Yield

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities
Corporate Bonds and Notes	—	$496,644,545	$1,679,300	$498,323,845
Mortgage-Backed Securities	—	109,942	—	109,942
Yankee Bonds	—	82,700,268	—	82,700,268
Common Stocks and Equity Interests	—	—	6,322	6,322
Preferred Stocks	$4,012,944	709,173	17,008	4,739,125
Warrants	—	—	1,258	1,258
Loan Participations and Assignments	—	20,880,049	—	20,880,049

Total Investments	$4,012,944	$601,043,977	$1,703,888	$606,760,809

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Long-Term Securities	Corporate Bonds and Notes	Common Stocks and Equity Interests	Preferred Stocks	Warrants	Total

Investments in Securities
Balance as of December 31, 2008	—	—	—	—	—
Accrued Premiums Discounts	$28,327	—	—	—	$28,327
Realized Gain (Loss)(1)	134	$(276)	—	—	(142)
Change in Unrealized Appreciation (Depreciation)(2)	(67,395)	(3,777,164)	—	—	(3,844,559)
Net Purchases (Sales)	1,718,234	3,783,762	$17,008	$1,258	5,520,262
Net transfers in and/or out to Level 3	—	—	—	—	—

Balance as of June 30, 2009	1,679,300	6,322	17,008	1,258	1,703,888

Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009(2)	$(67,395)	$(3,777,164)	$(94,738)	—	$(3,939,297)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Inflation Indexed

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities:
Corporate Bonds and Notes	—	$10,441,581	—	$10,441,581
Asset-Backed Securities	—	453,161	—	453,161
Mortgage-Backed Securities	—	423,735	—	423,735
U.S. Government and Agency Obligations	—	444,053,444	—	444,053,444
Yankee Bonds	—	470	—	470
Foreign Government Obligations	—	10,374,169	—	10,374,169
Preferred Stocks	$975,172	—	—	975,172

Total Long-Term Securities	975,172	465,746,560	—	466,721,732

Short-Term Securities:
Repurchase Agreement	—	6,695,000	—	6,695,000

Total Investments	$975,172	$472,441,560	—	$473,416,732

Other Financial Instruments:
Swaps
Interest Rate Swaps	—	3,152,439	—	3,152,439
Credit Default Swaps on Corporate Issues—Sell	—	(1,333,652)	—	(1,333,652)
Credit Default Swaps on Credit Indices—Sell	—	(2,757,661)	—	(2,757,661)
Futures Contracts Purchased	(162,990)	—	—	(162,990)
Futures Contracts Written	(25,822)	—	—	(25,822)
Forward Foreign Currency Contracts	—	(403,661)	—	(403,661)

Total Other Financial Instruments	$(188,812)	$(1,342,535)	—	$(1,531,347)

Total	$786,360	$471,099,025	—	$471,885,385

Semi-Annual Report to Shareholders

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Intermediate

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities
Corporate Bonds and Notes	—	$229,400,299	—	$229,400,299
Asset-Backed Securities	—	10,195,180	$348,974	10,544,154
Mortgage-Backed Securities	—	32,381,150	647,914	33,029,064
U.S. Government and Agency Obligations	—	113,740,717	—	113,740,717
U.S. Government Agency Mortgage-Backed Securities	—	37,819,195	—	37,819,195
Yankee Bonds	—	59,873,511	—	59,873,511
Preferred Stocks	$186,557	102,355	230,451	519,363

Total Long-Term Securities	186,557	483,512,407	1,227,339	484,926,303

Short-Term Securities
U.S. Government and Agency Obligations	—	1,099,372	—	1,099,372
Repurchase Agreements	—	21,807,000	—	21,807,000

Total Short-Term Securities	—	22,906,372	—	22,906,372

Total Investments	$186,557	$506,418,779	$1,227,339	$507,832,675

Other Financial Instruments:
Swaps
Credit Default Swaps on Corporate Issues—Sell	—	(104,897)	—	(104,897)
Credit Default Swaps on Credit Indices—Sell	—	(1,857,401)	—	(1,857,401)
Credit Default Swaps on Credit Indices—Buy	—	(259,274)	—	(259,274)
Futures Contracts Purchased	166,906	—	—	166,906
Futures Contracts Written	(133,577)	—	—	(133,577)
Options Written	(889,759)	—	—	(889,759)

Total Other Financial Instruments	$(856,430)	$(2,221,572)	—	$(3,078,002)

Total	$(669,873)	$504,197,207	$1,227,339	$504,754,673

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Mortgage-Backed Securities	Yankee Bonds	Preferred Stocks	Total

Investments in Securities
Balance as of December 31, 2008	—	—	$95,400	$236,520	$331,920
Accrued Premiums/Discounts	—	—	13,775	—	13,775
Change in Unrealized Appreciation (Depreciation)(2)	—	—	18,025	(6,069)	11,956
Transfers in and/or out of Level 3	$348,974	$647,914	(127,200)	—	869,688

Balance as of June 30, 2009	348,974	647,914	—	230,451	1,227,339

Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009(2)	$(298,507)	$(343,029)	$(1,239,991)	$(1,711,659)	$(3,593,186)

Semi-Annual Report to Shareholders

Intermediate Plus

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities
Corporate Bonds and Notes	—	$33,972,876	—	$33,972,876
Asset-Backed Securities	—	1,199,812	—	1,199,812
Mortgage-Backed Securities	—	3,295,949	—	3,295,949
U.S. Government and Agency Obligations	—	13,797,038	—	13,797,038
U.S. Government Agency Mortgage-Backed Securities	—	4,994,995	—	4,994,995
Yankee Bonds	—	8,532,528	—	8,532,528
Preferred Stocks	$26,591	110,956	—	137,547

Total Long-Term Securities	26,591	65,904,154	—	65,930,745

Short-Term Securities
U.S. Government and Agency Obligations	—	6,931,457	—	6,931,457

Total Short-Term Securities	—	6,931,457	—	6,931,457

Total Investments	$26,591	$72,835,611	—	$72,862,202

Other Financial Instruments:
Swaps
Credit Default Swaps on Corporate Issues—Sell	—	(13,112)	—	(13,112)
Credit Default Swaps on Credit Indices—Sell	—	(153,258)	—	(153,258)
Credit Default Swaps on Credit Indices—Buy	—	(37,943)	—	(37,943)
Futures Contracts Purchased	(120,703)	—	—	(120,703)
Futures Contracts Written	(33,166)	—	—	(33,166)
Options Written	(131,353)	—	—	(131,353)
Forward Foreign Currency Contracts	—	(19,816)	—	(19,816)

Total Other Financial Instruments	$(285,222)	$(224,129)	—	$(509,351)

Total	$(258,631)	$72,611,482	—	$72,352,851

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Yankee Bonds

Investments in Securities
Balance as of December 31, 2008	$21,600
Accrued Premiums Discounts	3,119
Change in Unrealized Appreciation (Depreciation)(2)	4,081
Transfers in and/or out of Level 3	(28,800)

Balance as of June 30, 2009	—

Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009(2)	$(280,753)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Limited Duration

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities:
Corporate Bonds and Notes	—	$16,451,275	—	$16,451,275
Asset-Backed Securities	—	7,851,740	$273,839	8,125,579
Mortgage-Backed Securities	—	5,471,554	177,519	5,649,073
U.S. Government and Agency Obligations	—	5,810,118	—	5,810,118
U.S. Government Agency Mortgage-Backed Securities	—	6,565,099	—	6,565,099
Yankee Bonds	—	10,067,911	—	10,067,911
Preferred Stocks	$26,651	—	—	26,651

Total Long-Term Securities	26,651	52,217,697	451,358	52,695,706

Short-Term Securities: Repurchase Agreement	—	2,089,000	—	2,089,000

Total Investments	$26,651	$54,306,697	$451,358	$54,784,706

Other Financial Instruments:
Swaps
Credit Default Swaps on Credit Indices—Sell	—	(277,360)	—	(277,360)
Credit Default Swaps on Credit Indices—Buy	—	(39,038)	—	(39,038)
Futures Contracts Purchased	(4,809)	—	—	(4,809)
Futures Contracts Written	1,368	—	—	1,368

Total Other Financial Instruments	$(3,441)	$(316,398)	—	$(319,839)

Total	$23,210	$53,990,299	$451,358	$54,464,867

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Mortgage-Backed Securities	Yankee Bonds	Total

Investments in Securities
Balance as of December 31, 2008	—	—	$42,000	$42,000
Accrued Premiums Discounts	—	—	6,064	6,064
Change in Unrealized Appreciation (Depreciation)(2)	—	—	7,936	7,936
Net transfers in and/or out of Level 3	$273,839	$177,519	(56,000)	395,358

Balance as of June 30, 2009	273,839	177,519	—	451,358

Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009(2)	$(213,264)	$(131,449)	$(545,908)	$(890,621)

Semi-Annual Report to Shareholders

Non-U.S.

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-Term Securities
Corporate Bonds and Notes	—	$36,680,420	—	$36,680,420
Foreign Government Obligations	—	41,751,588	—	41,751,588

Total Long-Term Securities	—	78,432,008	—	78,432,008

Short-Term Securities
Options Purchased	$143,203	—	—	143,203
Repurchase Agreements	—	10,076,000	—	10,076,000

Total Short-Term Securities	143,203	10,076,000	—	10,219,203

Total Investments	$143,203	$88,508,008	—	$88,651,211

Other Financial Instruments:
Swaps
Credit Default Swaps on Credit Indices—Buy	—	(30,803)	—	(30,803)
Futures Contracts Purchased	160,299	—	—	160,299
Futures Contracts Written	(456,987)	—	—	(456,987)
Forward Foreign Currency Contracts	—	(3,779,170)	—	(3,779,170)
Options Written	(47,000)	—	—	(47,000)

Total Other Financial Instruments	(343,688)	(3,809,973)	—	(4,153,661)

Total	$(200,485)	$84,698,035	—	$84,497,550

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2009, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Absolute Return	$362,867,797	$7,896,972	$429,907,867	$49,061,902
High Yield	—	259,181,021	—	175,763,687
Inflation Indexed	114,839,403	9,753,120	169,801,837	1,567,979
Intermediate	381,336,434	108,113,159	389,284,702	97,947,960
Intermediate Plus	34,962,233	13,010,842	42,311,848	8,309,429
Limited Duration	43,367,660	9,604,126	62,249,166	12,623,724
Non-U.S.	—	24,945,840	—	39,082,490

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily to ensure the adequacy of the collateral. If the counterparty defaults, the affected Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily by vendors or advisor models and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax

Semi-Annual Report to Shareholders

requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Redemption-In-Kind

In consideration of the best interests of non-redeeming shareholders, the Corporation reserves the right to pay redemption price in whole or in part by a distribution in-kind of readily marketable securities held by a Fund in lieu of cash. For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on redemption-in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain/(loss) to paid-in-capital. During the six months ended June 30, 2009 High Yield realized $25,638,725 of net loss on $50,880,254 redemption-in-kind transactions.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment program, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2009, open forward currency exchange contracts (expressed in the contractual currency) were:

Absolute Return

Broker	Settlement Date	Contract to				Unrealized Loss
		Receive		Deliver
Citibank NA	8/19/09	JPY	173,092,800	USD	1,804,215	$(6,657)
Citibank NA	8/19/09	USD	941,270	CAD	1,150,138	(48,249)
Credit Suisse First Boston (London)	8/19/09	USD	687,434	GBP	467,515	(81,371)
Credit Suisse First Boston (London)	8/19/09	USD	1,709,635	JPY	165,039,620	(4,291)

						$(140,568)

Inflation Indexed

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston (London)	8/19/09	CAD	9,687,220	USD	8,061,934	$272,444
UBS AG London	8/19/09	CAD	12,862,436	USD	10,511,102	555,066
Morgan Stanley London FX	8/19/09	EUR	2,834,218	USD	3,737,002	238,275
Credit Suisse First Boston (London)	8/19/09	GBP	13,406,133	USD	19,712,378	2,333,331
Deutsche Bank AG London	8/19/09	JPY	640,263,600	USD	6,653,818	(4,721)
UBS AG London	8/19/09	JPY	1,182,190,000	USD	12,339,157	(62,189)
Deutsche Bank AG London	8/19/09	SEK	8,862,930	USD	1,074,881	72,923
Citibank NA	8/19/09	USD	1,718,193	EUR	1,320,255	(133,598)
Credit Suisse First Boston (London)	8/19/09	USD	9,660,649	CAD	11,800,000	(491,455)
Credit Suisse First Boston (London)	8/19/09	USD	4,154,187	CAD	5,031,136	(174,339)
Credit Suisse First Boston (London)	8/19/09	USD	4,921,822	CAD	5,430,000	250,134
Credit Suisse First Boston (London)	8/19/09	USD	3,239,312	EUR	2,458,308	(208,712)
Credit Suisse First Boston (London)	8/19/09	USD	18,879,544	JPY	1,822,536,810	(47,385)
Deutsche Bank AG London	8/19/09	USD	5,668,334	CAD	6,931,239	(294,942)
UBS AG London	8/19/09	USD	19,679,468	GBP	13,569,801	(2,635,385)
UBS AG London	8/19/09	USD	1,073,910	SEK	8,856,860	(73,108)

						$(403,661)

Semi-Annual Report to Shareholders

Intermediate Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston (London)	8/19/09	AUD	289,277	USD	205,083	$27,239
Credit Suisse First Boston (London)	8/19/09	EUR	660,000	USD	876,612	49,105
Citibank NA	8/19/09	GBP	330,000	USD	481,051	61,617
Credit Suisse First Boston (London)	8/19/09	JPY	104,501,670	USD	1,059,532	25,711
Citibank NA	8/19/09	USD	1,215,932	EUR	934,319	(94,545)
Credit Suisse First Boston (London)	8/19/09	USD	482,291	GBP	328,000	(57,088)
Credit Suisse First Boston (London)	8/19/09	USD	1,101,984	JPY	106,380,000	(2,766)
UBS AG London	8/19/09	USD	189,139	AUD	271,728	(29,089)

						$(19,816)

Non-U.S.

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
UBS AG London	8/19/09	AUD	5,300,000	USD	3,689,118	$567,378
Credit Suisse First Boston (London)	8/19/09	CAD	2,700,000	USD	2,466,902	(143,963)
Deutsche Bank AG London	8/19/09	CAD	3,000,000	USD	2,453,386	127,657
UBS AG London	8/19/09	DKK	4,436,174	USD	773,796	61,102
Citibank NA	8/19/09	EUR	4,771,007	USD	6,209,037	482,782
UBS AG London	8/19/09	EUR	5,328,848	USD	7,147,069	327,178
Citibank NA	8/19/09	GBP	2,843,605	USD	4,145,208	530,957
UBS AG London	8/19/09	GBP	5,945,581	USD	8,622,520	1,154,689
Credit Suisse First Boston (London)	8/19/09	JPY	63,714,509	USD	660,015	1,657
Deutsche Bank AG London	8/19/09	JPY	672,560,000	USD	6,989,452	(4,959)
Morgan Stanley London FX	8/19/09	JPY	41,140,000	USD	426,454	782
UBS AG London	8/19/09	JPY	151,598,565	USD	1,544,529	29,813
UBS AG London	8/19/09	NOK	6,237,866	USD	919,904	47,870
UBS AG London	8/19/09	PLN	7,000,000	USD	1,976,731	218,988
Credit Suisse First Boston (London)	8/19/09	SEK	12,241,600	USD	1,502,406	82,958
Citibank NA	8/19/09	USD	1,403,229	AUD	2,010,501	(211,429)
Citibank NA	8/19/09	USD	1,334,250	CAD	1,630,320	(68,392)
Citibank NA	8/19/09	USD	1,431,790	DKK	8,205,016	(112,413)
Citibank NA	8/19/09	USD	1,759,181	EUR	1,250,000	5,930
Citibank NA	8/19/09	USD	18,010,700	JPY	1,727,910,503	66,459
Citibank NA	8/19/09	USD	445,915	NOK	3,018,354	(22,367)
Citibank NA	8/19/09	USD	4,155,361	PLN	14,690,031	(452,522)
Credit Suisse First Boston (London)	8/19/09	USD	3,785,657	CAD	4,584,809	(158,873)
Credit Suisse First Boston (London)	8/19/09	USD	9,674,636	EUR	7,340,000	(620,454)
Credit Suisse First Boston (London)	8/19/09	USD	3,738,253	GBP	2,542,337	(442,493)
Deutsche Bank AG London	8/19/09	USD	374,228	EUR	287,857	(29,520)
Deutsche Bank AG London	8/19/09	USD	14,878,136	GBP	10,195,183	(1,887,328)
Deutsche Bank AG London	8/19/09	USD	467,128	NOK	3,159,981	(23,127)
Goldman Sachs International	8/19/09	USD	2,469,194	AUD	3,536,008	(370,618)
Goldman Sachs International	8/19/09	USD	1,139,553	CAD	1,391,052	(57,236)
Goldman Sachs International	8/19/09	USD	5,999,869	EUR	4,610,000	(466,121)
Goldman Sachs International	8/19/09	USD	363,636	GBP	250,000	(47,476)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Non-U.S.—Continued

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Goldman Sachs International	8/19/09	USD	6,241,496	JPY	598,160,000	$29,642
JPMorgan Chase Bank	8/19/09	USD	771,876	CAD	943,001	(39,433)
JPMorgan Chase Bank	8/19/09	USD	2,751,576	DKK	15,791,295	(220,382)
JPMorgan Chase Bank	8/19/09	USD	10,298,356	EUR	7,919,071	(808,939)
JPMorgan Chase Bank	8/19/09	USD	2,240,517	JPY	215,000,000	7,756
JPMorgan Chase Bank	8/19/09	USD	1,891,745	EUR	1,340,000	12,260
Morgan Stanley London FX	8/19/09	USD	20,312,653	EUR	15,405,530	(1,295,155)
UBS AG London	8/19/09	USD	9,779,436	JPY	936,948,235	49,288
UBS AG London	8/19/09	USD	1,485,335	SEK	12,250,000	(101,116)

						$(3,779,170)

AUD—Australian dollar

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

JPY—Japanese yen

NOK—Norwegian krone

SEK—Swedish krona

PLN—Polish zloty

USD—United States dollar

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Written Options

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.

The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Semi-Annual Report to Shareholders

Activity in written call and put options during the six months ended June 30, 2009, was as follows:

Absolute Return	Actual Contracts	Premiums
Options outstanding at December 31, 2008	51,281,761	$2,682,008
Options written	360,902,358	4,601,378
Options closed	(41,201,539)	(1,129,753)
Options expired	(141,601,011)	(2,368,661)
Options exercised	(9,400,828)	(677,874)

Options outstanding at June 30, 2009	219,980,741	$3,107,098

Inflation Indexed	Actual Contracts	Premiums
Options outstanding at December 31, 2008	—	—
Options written	243	$347,750
Options closed	—	—
Options expired	(122)	(178,826)
Options exercised	(121)	(168,924)

Options outstanding at June 30, 2009	—	—

Intermediate	Actual Contracts	Premiums
Options outstanding at December 31, 2008	1,716	$1,532,092
Options written	63,605,302	3,194,635
Options closed	(21,204,009)	(2,042,076)
Options expired	(593)	(540,316)
Options exercised	(42,400,855)	(1,177,509)

Options outstanding at June 30, 2009	1,561	$966,826

Intermediate Plus	Actual Contracts	Premiums
Options outstanding at December 31, 2008	242	$214,812
Options written	9,300,771	462,278
Options closed	(3,100,583)	(294,786)
Options expired	(86)	(79,211)
Options exercised	(6,200,117)	(163,197)

Options outstanding at June 30, 2009	227	$139,896

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Limited Duration	Actual Contracts	Premiums
Options outstanding at December 31, 2008	263	$226,219
Options written	12,700,000	113,520
Options closed	(3,300,263)	(258,559)
Options expired	(2,800,000)	(27,720)
Options exercised	(6,600,000)	(53,460)

Options outstanding at June 30, 2009	—	—

Non-U.S.	Actual Contracts	Premiums
Options outstanding at December 31, 2008	235	$197,632
Options written	165	155,108
Options closed	(306)	(283,655)
Options expired	—	—
Options exercised	—	—

Options outstanding at June 30, 2009	94	$69,085

Each Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures held in Absolute Return, Inflation Indexed, Intermediate Plus and Non-U.S., variation margin is not settled daily, but is recorded as a net variation margin payable or receivable Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

As disclosed in the Fair Values of Derivatives – Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of June 30, 2009 were:

Absolute	$2,193,793
Inflation Indexed	4,091,313
Intermediate	2,221,572
Intermediate Plus	204,313
Limited	316,398
Non-U.S.	43,842

Semi-Annual Report to Shareholders

The aggregate fair value of assets posted as collateral, net of assets received as collateral, for all swaps were:

	Cash	Securities
Absolute	$6,500,000	—
Inflation Indexed	—	4,205,219
Intermediate	5,050,000	—
Intermediate Plus	600,000	—
Limited Duration	600,000	—

If a defined credit event had occurred as of June 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay or up to (see table below) less the value of the contracts’ related reference obligations.

Absolute	$27,046,895
Inflation Indexed	62,454,000
Intermediate	48,774,544
Intermediate Plus	7,251,648
Limited	3,718,411
Non-U.S.	—

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/ (depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt of payment on the Statement of Operations.

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss in the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swaps

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of the referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively.

As of June 30, 2009, the three-month London Interbank Offered Rates “LIBOR” was 0.595%.

Semi-Annual Report to Shareholders

The following is a summary of open swap contracts outstanding as of June 30, 2009.

Absolute Return

Interest Rate Swaps:
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$100,000	—	$(9,245)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60,000	—	(5,083)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	60,000	—	(7,338)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	14,000,000	71,379	(493,960)

Barclays Capital Inc.	February 15, 2025	3-month LIBOR	4.3% Semi-Annually	9,500,000	198,762	90,851

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	150,000	—	(5,428)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	50,000	—	(4,165)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	50,000	—	(4,610)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50,000	—	(5,381)

JP Morgan Chase & Co.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100,000	—	(6,533)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	40,000	—	(3,224)

		Net unrealized depreciation on interest rate swaps				$(454,116)

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.35% Quarterly	$2,350,000	$(340,694)	—	$(340,694)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	6.34%	3.15% Quarterly	3,000,000	(259,771)	—	(259,771)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	6.34%	3.65% Quarterly	3,000,000	(218,981)	—	(218,981)

Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	12.37%	2.97% Quarterly	2,000,000	(472,499)	—	(472,499)

	Net unrealized depreciation on sales of credit default swaps on corporate issues						$(1,291,945)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Absolute Return—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	$110,000	$25,037	—	$25,037

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	60,000	56	—	56

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	60,000	4,875	—	4,875

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	100,000	1,379	—	1,379

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	50,000	(1,126)	—	(1,126)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	50,000	4,916	—	4,916

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	50,000	2,549	—	2,549

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	40,000	10,046	—	10,046

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	150,000	(951)	—	(951)

The Goldman Sachs Group, Inc. (Citigroup Inc., 6.5%, due 1/18/2011)	March 20, 2014	4.7% Quarterly	1,000,000	(18,348)	—	(18,348)

	Net unrealized appreciation on buys of credit default swaps on corporate issues					$28,433

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (ABX.HE-AAA 06-2)	May 25, 2046	0.11% Monthly	$698,495	$(462,753)	$(31,657)	$(431,096)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	(19,208)	3,597	(22,805)

Semi-Annual Report to Shareholders

Absolute Return—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$2,147,200	$(23,476)	$19,763	$(43,239)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	5,856,000	(64,026)	17,331	(81,357)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	(19,208)	(18,520)	(688)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,561,600	(17,073)	(17,018)	(55)

Merrill Lynch & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	2,920,000	(183,693)	(39,865)	(143,828)

	Net unrealized depreciation on sales of credit default swaps on credit indices					$(723,068)

Credit Default Swap on Credit Indices—Buy Protection [4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$ 780,800	$8,537	$12,688	$(4,151)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	878,400	9,604	2,357	7,247

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	3,123,200	34,147	16,395	17,752
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	240,000	1,795	6,543	(4,748)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	1,800,000	13,460	57,558	(44,098)

Credit Suisse First Boston USA (CDX IG 11)	March 20, 2013	1.5% Quarterly	2,900,000	21,686	92,733	(71,047)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	1,659,200	18,140	39,330	(21,190)

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	800,000	5,982	19,103	(13,121)

	Net unrealized depreciation on buys of credit default swaps on credit indices					$(133,356)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Inflation Indexed

Interest Rate Swaps:
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	$11,670,000	$(3,330,970)	$3,152,439

Net unrealized appreciation on interest rate swaps						$3,152,439

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)	June 20, 2010	10.81%	2.9% Quarterly	$5,000,000	$(364,387)	—	$(364,387)

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)	June 20, 2010	5.69%	3.625% Quarterly	2,500,000	(48,259)	—	(48,259)

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)	June 20, 2010	10.81%	5.5% Quarterly	2,500,000	(122,093)	—	(122,093)

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	11.92%	3.55% Quarterly	5,000,000	(290,335)	—	(290,335)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	11.92%	4.5% Quarterly	7,500,000	(508,578)	—	(508,578)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(1,333,652)

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Appreciation/ Unrealized (Depreciation)
Barclays Capital Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	$6,408,000	$(880,701)	$(277,002)	$(603,699)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	10,146,000	(1,394,444)	(144,554)	(1,249,890)

Deutsche Bank AG (CDX HY 4)	June 20, 2010	3.6% Quarterly	$8,700,000	(64,771)	(17,981)	(46,790)

Deutsche Bank AG (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	14,700,000	(924,757)	(67,475)	(857,282)

	Net unrealized depreciation on sales of credit default swaps on credit indices					$(2,757,661)

Semi-Annual Report to Shareholders

Intermediate

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	June 26, 2012	7.95%	2.6% Quarterly	$800,000	$(104,897)	—	$(104,897)

	Net unrealized depreciation on sales of credit default swaps on corporate issues						$(104,897)

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	$25,083,200	$(998,133)	$(121,906)	$(876,227)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	15,080,052	(1,570,646)	(1,442,834)	(127,812)
The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)	June 20, 2012	1% Quarterly	7,811,292	(897,631)	(44,269)	(853,362)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(1,857,401)

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$10,600,000	$79,266	$338,540	$(259,274)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(259,274)

Intermediate Plus

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	June 26, 2012	7.95%	2.6% Quarterly	$100,000	$(13,112)	—	$(13,112)

	Net unrealized depreciation on sales of credit default swaps on corporate issues						$(13,112)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Intermediate Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (iBoxx HY3)	December 20, 2009	3.75% Quarterly	$352,000	$(467)	$4,249	$(4,716)

The Goldman Sachs Group, Inc. (CDX HY 10)	June 20, 2013	5% Quarterly	712,000	(81,137)	(67,082)	(14,055)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	3,552,640	(141,370)	(22,411)	(118,959)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	2,320,008	(241,638)	(229,371)	(12,267)

The Goldman Sachs Group, Inc. (iBoxx HY2)	September 20, 2009	4.3% Quarterly	215,000	(62)	3,199	(3,261)

	Net unrealized depreciation on sales of credit default swaps on credit indices					$(153,258)

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$1,550,000	$11,591	$49,534	$(37,943)

	Net unrealized depreciation on buys of credit default swaps on credit indices					$(37,943)

Limited Duration

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$420,000	$(26,421)	$(2,015)	$(24,406)

Banc of America Securities LLC (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	120,000	(7,549)	(921)	(6,628)

Banc of America Securities LLC (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(12,582)	(1,534)	(11,048)

Banc of America Securities LLC (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	240,000	(15,098)	(6,510)	(8,588)

Banc of America Securities LLC (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	240,000	(15,098)	(6,756)	(8,342)

Semi-Annual Report to Shareholders

Limited Duration—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	$418,411	$(126,569)	$(26,138)	$(100,431)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	100,000	(6,291)	(514)	(5,777)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(12,582)	(1,060)	(11,522)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	1,380,000	(86,814)	(8,838)	(77,976)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(12,582)	(1,211)	(11,371)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(12,582)	(1,311)	(11,271)

	Net unrealized depreciation on sales of credit default swaps on credit indices					$(277,360)

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$1,600,000	$11,965	$51,003	$(39,038)

	Net unrealized depreciation on buys of credit default swaps on credit indices					$(39,038)

Non-U.S.

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (ITRAXX Europe 5YR S11)	June 20, 2014	1.85% Quarterly	$2,059,000	$(95,851)	$(108,890)	$13,039

JP Morgan Chase & Co. (ITRAXX SUBFIN 5YR S11)	June 20, 2014	3.75% Quarterly	921,000	(104,855)	(61,013)	(43,842)

	Net unrealized depreciation on buys of credit default swaps on credit indices					$(30,803)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[3]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below are tables, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities’ at June 30, 2009.

Absolute Return

	Asset Derivatives
	Interest Rate Contracts Risks[1]	Credit Contracts Risks[2]	Other Contracts Risks[2]	Total
Futures Contracts[3]	$527,607	—	—	$527,607
Swap Contracts	90,851	$73,857	—	164,708

Total	$618,458	$73,857	—	$692,315

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Receivables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risks[1]	Foreign Exchange Contracts Risks[2]	Credit Contracts Risks[2]	Other Contracts Risks[2]	Total
Written Options	$6,064,586	—	—	—	$6,064,586
Futures Contracts[3]	342,092	—	—	—	342,092
Swap Contracts	544,967	—	$2,193,793	—	2,738,760
Forward Foreign Currency Contracts	—	$140,568	—	—	140,568

Total	$6,951,645	$140,568	$2,193,793	—	$9,286,006

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)

Semi-Annual Report to Shareholders

Absolute Return—Continued

[2]	Balance sheet location: Payables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Inflation Indexed

	Asset Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Other Contracts Risk[2]	Total
Futures Contracts[3]	$168,414	—	—	$168,414
Swap Contracts	3,152,439	—	—	3,152,439
Forward Foreign Currency Contracts	—	$3,722,173	—	3,722,173

Total	$3,320,853	$3,722,173	—	$7,043,026

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Receivables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Futures Contracts[3]	$357,226	—	—	—	$357,226
Swap Contracts	—	—	$4,091,313	—	4,091,313
Forward Foreign Currency Contracts	—	$4,125,834	—	—	4,125,834

Total	$357,226	$4,125,834	$4,091,313	—	$8,574,373

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Payables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate

	Asset Derivatives
	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures Contracts[1]	$172,250	—	$172,250

[1]Includes	cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risk[1]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Written Options	$889,759	—	—	$889,759
Futures Contracts[3]	138,921	—	—	138,921
Swap Contracts	—	$2,221,572	—	2,221,572

Total	$1,028,680	$2,221,572	—	$3,250,252

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Payables

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Intermediate—Continued

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate Plus

	Asset Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Other Contracts Risk[2]	Total
Futures Contracts[3]	$18,578	—	—	$18,578
Forward Foreign Currency Contracts	—	$163,672	—	163,672

Total	$18,578	$163,672	—	$182,250

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Receivables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Written Options	$131,353	—	—	—	$131,353
Futures Contracts[3]	172,447	—	—	—	172,447
Swap Contracts	—	—	$204,313	—	204,313
Forward Foreign Currency Contracts	—	$183,488	—	—	183,488

Total	$303,800	$183,488	$204,313	—	$691,601

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Payables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Limited Duration

	Asset Derivatives
	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures Contracts[1]	$2,552	—	$2,552

[1]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risk	Credit Contracts Risk[1]	Other Contracts Risk	Total
Futures Contracts[2]	$5,993	—	—	$5,993
Swap Contracts	—	$316,398	—	316,398

Total	$5,993	$316,398	—	$322,391

[1]	Balance sheet location: Payables
[2]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report to Shareholders

Non-U.S.

	Asset Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Futures Contracts[3]	$204,704	—	—	—	$204,704
Swap Contracts	—	—	$13,039	—	13,039
Forward Foreign Currency Contracts	—	$3,805,146	—	—	3,805,146

Total	$204,704	$3,805,146	$13,039	—	$4,022,889

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Receivables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Written Options	$47,000	—	—	—	$47,000
Futures Contracts[3]	501,392	—	—	—	501,392
Swap Contracts	—	—	$43,842	—	43,842
Forward Foreign Currency Contracts	—	$7,584,316	—	—	7,584,316

Total	$548,392	$7,584,316	$43,842	—	$8,176,550

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Payables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on each Fund’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from each Fund’s derivatives and hedging activities during the period.

Absolute Return

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contract Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$3,161,057	—	—	—	$3,161,057
Futures Contracts	(1,469,274)	—	—	—	(1,469,274)
Swap Contracts	(1,097,957)	—	$(1,788,934)		(2,886,891)
Forward Foreign Currency Contracts	—	$1,575,431	—	—	1,575,431

Total	$593,826	$1,575,431	$(1,788,934)	—	$380,323

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Absolute Return—Continued

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$(1,533,360)	—	—	—	$(1,533,360)
Futures Contracts	(445,381)	—	—	—	(445,381)
Swap Contracts	4,100,207	—	$2,355,022	—	6,455,229
Forward Foreign Currency	—	—	—	—	—
Contracts	—	$(1,702,848)	—	—	(1,702,848)

Total	$2,121,466	$(1,702,848)	$2,355,022	—	$2,773,640

High Yield

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Credit Contracts Risk	Other Contracts Risk	Total
Swap Contracts	$(1,225,333)	—	$(1,225,333)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Credit Contracts Risk	Other Contracts Risk	Total
Swap Contracts	$535,349	—	$535,349

Inflation Indexed

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contract Risk	Credit Contracts Risk	Other Contracts Risk	Total
Options Written	$347,750	—	—	—	$347,750
Futures Contracts	(2,418,892)	—	—	—	(2,418,892)
Swap Contracts	(100,345)	—	$(1,443,335)	—	(1,543,680)
Forward Foreign Currency Contracts	—	$588,409	—	—	588,409

Total	$(2,171,487)	$588,409	$(1,443,335)	—	$(3,026,413)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$3,452,565	—	—	—	$3,452,565
Swap Contracts	3,152,439	—	$2,562,709	—	5,715,148
Forward Foreign Currency Contracts	—	$(608,561)	—	—	(608,561)

Total	$6,605,004	$(608,561)	$2,562,709	—	$8,559,152

Intermediate

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$1,784,509	—	—	$1,784,509
Futures Contracts	2,392,306	—	—	2,392,306
Swap Contracts	1,744,019	$1,398,593	—	3,142,612

Total	$5,920,834	$1,398,593	—	$7,319,427

Semi-Annual Report to Shareholders

Intermediate—Continued

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$3,837,654	—	—	$3,837,654
Futures Contracts	(6,849,290)	—	—	(6,849,290)
Swap Contracts	(1,749,800)	$821,488	—	(928,312)

Total	$(4,761,436)	$821,488	—	$(3,939,948)

Intermediate Plus

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contract Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$251,915	—	—	—	$251,915
Futures Contracts	394,707	—	—	—	394,707
Swap Contracts	236,367	—	$138,085	—	374,452
Forward Foreign Currency Contracts	—	$82,687	—	—	82,687

Total	$882,989	$82,687	$138,085	—	$1,103,761

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$547,375	—	—	—	$547,375
Futures Contracts	(1,181,339)	—	—	—	(1,181,339)
Swap Contracts	(221,774)	—	$99,557	—	(122,217)
Forward Foreign Currency Contracts	—	$(82,853)	—	—	(82,853)

Total	$(855,738)	$(82,853)	$99,557	—	$(839,034)

Limited Duration

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$(523,989)	—	—	$(523,989)
Futures Contracts	2,147,349	—	—	2,147,349
Swap Contracts	(1,524,944)	$(89,712)	—	(1,614,656)

Total	$98,416	$(89,712)	—	$8,704

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Written Options	$564,671	—	$564,671
Futures Contracts	(2,011,065)	—	(2,011,065)
Swap Contracts	1,468,832	$231,433	1,700,265

Total	$22,438	$231,433	$253,871

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

Non-U.S.

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$267,870	—	—	—	$267,870
Futures Contracts	(181,353)	—	—	—	(181,353)
Swap Contracts		—	$(12,450)	—	(12,450)
Forward Foreign Currency Contracts		$3,102,080			3,102,080

Total	$86,517	$3,102,080	$(12,450)	—	$3,176,147

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$(137,981)	—	—	—	$(137,981)
Futures Contracts	33,852	—	—	—	33,852
Swap Contracts	—	—	$(30,803)	—	(30,803)
Forward Foreign Currency Contracts	—	$(2,245,129)	—	—	(2,245,129)

Total	$(104,129)	$(2,245,129)	$(30,803)	—	$(2,380,061)

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, and Limited Duration. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Absolute Return, Inflation Indexed, and Intermediate Plus. WAML, Western Asset Management Company Pte Ltd. (“Western Singapore”) and Western Asset Management Company Limited (“Western Japan”) share advisory responsibilities with Non-U.S., Absolute Return and Inflation Indexed.

Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. From August 1, 2008 through April 30, 2010, the Manager is contractually obligated to follow the Fee Cap for the Institutional Select and Financial Intermediary Classes of each Fund offering those classes. The Fee Cap ceased to apply to the Institutional Class of each Fund (except Absolute Return) beginning August 1, 2008. From August 1, 2008 through April 30, the Manager is contractually obligated to waive its compensation (and, to the extent necessary, bear other expenses of the Fund) with respect to the Institutional Class of certain Funds in amounts equal to specified annual rates of each such Fund’s average daily net assets attributable to such share class (“Flat Waiver”). Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts under both the Fee Cap and the Flat Waiver.

Any amounts waived or reimbursed in a particular fiscal year under the Fee Cap will be subject to repayment by a Fund on behalf of the applicable class to LMFA to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses for such class to exceed a limit agreed between the Fund and LMFA. The following chart shows annual rates of management fees, expense limits or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Funds’ share classes.

Fund	Asset Breakpoint for Management Fee	Management Fee	Expense Limitation 8/1/08-4/30/10	Waiver	Management Fees (Waived/ Recaptured)	Maximum Amount Subject to Recapture
Absolute Return
Institutional Class	All asset levels	0.750%	0.80%	—	$(21,307)	$(129,254)
Institutional Select Class	All asset levels	0.750%	0.80%	—	(33,706)	(72,552)
Financial Intermediary Class	All asset levels	0.750%	1.05%	—	(136)	(1,399)

Semi-Annual Report to Shareholders

Fund	Asset Breakpoint for Management Fee	Management Fee	Expense Limitation 8/1/08-4/30/10	Waiver	Management Fees (Waived/ Recaptured)	Maximum Amount Subject to Recapture
High Yield
Institutional Class	All asset levels	0.550%	—	—	—	—
Institutional Select Class	All asset levels	0.550%	0.65%	—	—	—

Inflation Indexed
Institutional Class	All asset levels	0.200%	—	0.02%	$(2,914)	$(500,096)
Institutional Select Class	All asset levels	0.200%	0.25%	—	(140)	(5,759)
Financial Intermediary Class	All asset levels	0.200%	0.75%	—	(1)	(9)

Intermediate
Institutional Class	All asset levels	0.400%	—	—	—	$(91,085)
Institutional Select Class	All asset levels	0.400%	0.45%	—	—	(819)

Intermediate Plus
Institutional Class	All asset levels	0.400%	—	0.13%	$(74,796)	$(450,112)
Institutional Select Class	All asset levels	0.400%	0.45%	—	(6,793)	(14,903)

Limited Duration
Institutional Class	All asset levels	0.350%	—	0.10%	$(51,911)	$(400,947)
Institutional Select Class	All asset levels	0.350%	0.40%	—	(13,393)	(21,045)

Non-U.S.	All asset levels	0.450%	—	0.04%	$(1,661)	$(254,274)

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

The Board has approved the substitution of Legg Mason Partners Funds Advisor, LLC (“LMPFA”) for LMFA. Effective upon the substitution, LMPFA will assume the rights and responsibilities of LMFA under its investment management agreement with the Fund, including all of the responsibilities to the Fund described in the Fund’s prospectus. This substitution is expected to occur in the third quarter of 2009.

LMFA, LMPFA, Western Asset, WAML, Western Singapore, Western Japan and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

6. Fund Share Transactions:

At June 30, 2009, there were 21.050 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	Six Months Ended June 30, 2009		Period Ended December 31, 2008A		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount
Absolute Return
Institutional Class
Shares sold	92,278	$739,319	6,412,606	$58,970,805	25,040,517	$250,612,343
Shares issued on reinvestment	313,371	2,487,569	2,838,025	26,290,859	2,465,367	24,781,815
Shares repurchased	(9,304,680)	(72,625,612)	(46,775,614)	(419,797,647)	(6,792,146)	(68,276,911)

Net Increase (Decrease)	(8,899,031)	$(69,398,724)	(37,524,983)	$(334,535,983)	20,713,738	$207,117,247

Institutional Select ClassB
Shares sold	3,705,825	$30,211,443	24,180,661	$220,281,667	—	$—
Shares issued on reinvestment	624,712	4,998,107	702,878	5,730,893	—	—
Shares repurchased	(2,780,966)	(21,877,592)	(4,283,113)	(35,067,103)	—	—

Net Increase	1,549,571	$13,331,958	20,600,426	$190,945,457	—	$—

Financial Intermediary Class
Shares sold	34,601	$283,093	111,254	$973,495	39,400	$395,029
Shares issued on reinvestment	468	3,724	2,805	24,845	488	4,892
Shares repurchased	(57,925)	(472,788)	(51,496)	(405,156)	(298)	(3,000)

Net Increase (Decrease)	(22,856)	$(185,971)	62,563	$593,184	39,590	$396,921

High Yield
Institutional Class
Shares sold	17,732,857	$115,156,012	4,570,280	$40,466,782	23,467,385	$240,438,693
Shares issued on reinvestment	4,109,523	27,361,064	9,329,465	70,111,837	7,766,638	79,240,754
Shares repurchased	(19,862,744)	(125,872,880)	(26,564,923)	(232,469,387)	(27,068,309)	(264,369,485)

Net Increase (Decrease)	1,979,636	$16,644,196	(12,665,178)	$(121,890,768)	4,165,714	$55,309,962

Institutional Select ClassB
Shares sold	499,929	$3,258,808	13,646,907	$120,053,238	—	$—
Shares issued on reinvestment	737,630	4,985,598	797,924	4,937,498	—	—
Shares repurchased	(1,837,451)	(12,530,963)	(1,613,735)	(10,896,580)	—	—

Net Increase (Decrease)	(599,892)	$(4,286,557)	12,831,096	$114,094,156	—	$—

Semi-Annual Report to Shareholders

	Six Months Ended June 30, 2009		Period Ended December 31, 2008A		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount
Inflation Indexed
Institutional Class
Shares sold	5,860,065	$56,488,367	16,828,142	$174,272,074	19,972,862	$211,161,547
Shares issued on reinvestment	292,997	2,686,787	5,004,860	52,182,331	3,763,953	39,571,513
Shares repurchased	(11,452,320)	(110,675,308)	(48,896,241)	(452,802,586)	(9,104,549)	(96,721,397)

Net Increase (Decrease)	(5,299,258)	$(51,500,154)	(27,063,239)	$(226,348,181)	14,632,266	$154,011,663

Institutional Select ClassC
Shares sold	558,764	$5,258,781	2,369,153	$22,814,947	—	$—
Shares repurchased	(62,795)	(617,032)	—	—	—	—

Net Increase	495,969	$4,641,749	2,369,153	$22,814,947	—	$—

Financial Intermediary Class
Shares sold	8,242	$78,792	16,934	$172,659	21,815	$238,876
Shares issued on reinvestment	116	1,059	415	4,253	108	1,186
Shares repurchased	(4,693)	(43,911)	(3,518)	(32,562)	(18,672)	(202,156)

Net Increase	3,665	$35,940	13,831	$144,350	3,251	$37,906

Intermediate
Institutional Class
Shares sold	4,939,730	$45,618,889	5,956,977	$59,086,946	32,296,580	$334,375,744
Shares issued on reinvestment	1,569,018	14,956,028	2,751,284	26,924,151	2,690,562	27,904,316
Shares repurchased	(11,699,103)	(110,598,175)	(26,268,220)	(246,886,277)	(27,670,873)	(287,140,762)

Net Increase (Decrease)	(5,190,355)	$(50,023,258)	(17,559,959)	$(160,875,180)	7,316,269	$75,139,298

Institutional Select ClassD
Shares sold	820,986	$7,800,000	5,462,341	$49,716,313	—	$—
Shares issued on reinvestment	218,295	2,082,434	55,831	515,387	—	—
Shares repurchased	(325,733)	(3,000,000)	(128,064)	(1,166,667)	—	—

Net Increase	713,548	$6,882,434	5,390,108	$49,065,033	—	$—

Intermediate Plus
Institutional Class
Shares sold	—	$—	174,919	$1,596,448	2,821,735	$27,713,562
Shares issued on reinvestment	178,920	1,563,386	686,190	6,232,310	491,208	4,818,988
Shares repurchased	(949,895)	(8,360,000)	(4,119,709)	(36,207,382)	(580,831)	(5,695,398)

Net Increase (Decrease)	(770,975)	$(6,796,614)	(3,258,600)	$(28,378,624)	2,732,112	$26,837,152

Institutional Select ClassE
Shares sold	—	—	826,840	$6,871,040	—	$—
Shares repurchased	(116,414)	$(1,000,000)	—	—	—	—

Net Increase (Decrease)	(116,414)	$(1,000,000)	826,840	$6,871,040	—	$—

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued (Unaudited)

	Six Months Ended June 30, 2009		Period Ended December 31, 2008A		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount
Limited Duration
Institutional Class
Shares sold	137,497	$1,095,053	1,956,595	$16,372,393	4,509,320	$43,936,448
Shares issued on reinvestment	99,922	798,965	328,775	2,799,456	541,671	5,205,159
Shares repurchased	(3,309,590)	(26,037,742)	(5,530,590)	(44,499,878)	(2,848,957)	(27,501,407)

Net Increase (Decrease)	(3,072,171)	$(24,143,724)	(3,245,220)	$(25,328,029)	2,202,034	$21,640,200

Institutional Select ClassF
Shares sold	—	$—	1,674,034	$13,409,011	—	$—
Shares issued on reinvestment	33,336	268,043	13,489	105,878	—	—

Net Increase	33,336	$268,043	1,687,523	$13,514,889	—	$—

Non-U.S.
Institutional Class
Shares sold	1,258,563	$10,769,391	4,393,007	$43,328,054	7,776,592	$76,569,432
Shares issued on reinvestment	53,130	448,945	1,324,270	11,640,333	39,858	394,372
Shares repurchased	(2,987,660)	(25,480,414)	(14,513,511)	(142,904,976)	(5,293,702)	(51,712,115)

Net Increase (Decrease)	(1,675,967)	$(14,262,078)	(8,796,234)	$(87,936,589)	2,522,748	$25,251,689

A	For the period April 1, 2008 to December 31, 2008.
B	Institutional Select Class commenced operations August 4, 2008.
C	Institutional Select Class commenced operations December 18, 2008.
D	Institutional Select Class commenced operations October 3, 2008.
E	Institutional Select Class commenced operations November 10, 2008.
F	Institutional Select Class commenced operations October 29, 2008.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Frances M. Guggino, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Todd F. Kuehl, Chief Compliance Officer

Robert I. Frenkel, Secretary and Chief Legal Officer

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Western Asset Management Company Ltd

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chrome Chiyoda-Ku

Tokyo 100-6536

Western Asset Management Company Pte. Ltd.

1 George Street #23-01

Singapore 049145

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, Massachusetts 02111

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

WAF-A (8/09) SR09-895	WASX011416

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date:	September 2, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date:	September 2, 2009